UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Aggressive Growth Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Aggressive Growth Portfolio

VIP Aggressive Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,134.40	$ 4.76
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class
Actual	$ 1,000.00	$ 1,134.20	$ 5.29
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2
Actual	$ 1,000.00	$ 1,134.40	$ 6.09
Hypothetical A	$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class
Actual	$ 1,000.00	$ 1,133.70	$ 5.55
Hypothetical A	$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Service Class	1.00%
Service Class 2	1.15%
Investor Class	1.05%

Semiannual Report

VIP Aggressive Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	6.4	5.1
Mastercard, Inc. Class A	4.0	1.0
Juniper Networks, Inc.	3.4	2.3
Nintendo Co. Ltd.	3.4	2.7
Marvell Technology Group Ltd.	3.0	2.5
Infrasource Services, Inc.	2.6	1.6
Advanced Micro Devices, Inc.	2.5	1.1
PMC-Sierra, Inc.	2.4	2.1
Broadcom Corp. Class A	2.4	2.0
NuVasive, Inc.	2.3	2.1
	32.4
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.3	36.4
Health Care	27.3	28.3
Industrials	12.8	8.4
Financials	10.9	3.6
Energy	6.4	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 97.7%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Invesments and Net Other Assets 2.7%
* Foreign investments	18.0%	** Foreign investments	20.7%

VIP Aggressive Growth Portfolio

VIP Aggressive Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	1,300	$ 69,836
Media - 0.6%
Eros International plc	800	6,225
Focus Media Holding Ltd. ADR (a)	2,700	136,350
		142,575
Textiles, Apparel & Luxury Goods - 0.5%
Iconix Brand Group, Inc. (a)	5,876	130,565
TOTAL CONSUMER DISCRETIONARY		342,976
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Tyson Foods, Inc. Class A	11,592	267,080
Wilmar International Ltd.	78,000	161,964
		429,044
ENERGY - 6.4%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	3,400	269,348
Oil, Gas & Consumable Fuels - 5.3%
Denbury Resources, Inc. (a)	7,400	277,500
Quicksilver Resources, Inc. (a)	5,500	245,190
Range Resources Corp.	7,650	286,187
Valero Energy Corp.	3,300	243,738
Williams Companies, Inc.	8,445	267,031
		1,319,646
TOTAL ENERGY		1,588,994
FINANCIALS - 10.9%
Capital Markets - 5.2%
Greenhill & Co., Inc.	3,600	247,356
Indiabulls Financial Services Ltd.	35,347	514,919
T. Rowe Price Group, Inc.	9,977	517,707
		1,279,982
Commercial Banks - 1.1%
Commerce Bancorp, Inc.	7,344	271,655
Diversified Financial Services - 2.5%
Chicago Mercantile Exchange Holdings, Inc. Class A	900	480,924
JSE Ltd.	6,852	77,463
MarketAxess Holdings, Inc. (a)	4,152	74,694
		633,081
Real Estate Management & Development - 2.1%
Dev Property Development PLC	88,300	160,027
Indiabulls Real Estate Ltd. (a)	35,992	371,510
		531,537
TOTAL FINANCIALS		2,716,255

	Shares	Value
HEALTH CARE - 27.3%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	18,408	$ 279,618
Amylin Pharmaceuticals, Inc. (a)	5,300	218,148
CytRx Corp. (a)	39,754	124,033
Omrix Biopharmaceuticals, Inc.	4,320	135,907
ONYX Pharmaceuticals, Inc. (a)	4,400	118,360
		876,066
Health Care Equipment & Supplies - 18.2%
ArthroCare Corp. (a)	4,800	210,768
Conceptus, Inc. (a)	10,099	195,618
Cyberonics, Inc. (a)	17,028	286,411
Cytyc Corp. (a)	5,800	250,038
Hologic, Inc. (a)	9,275	513,000
Kyphon, Inc. (a)	8,572	412,742
NeuroMetrix, Inc. (a)	7,860	76,321
Northstar Neuroscience, Inc.	11,300	131,419
NuVasive, Inc. (a)	21,581	582,903
Respironics, Inc. (a)	5,924	252,303
St. Jude Medical, Inc. (a)	38,600	1,601,512
		4,513,035
Health Care Technology - 3.1%
Allscripts Healthcare Solutions, Inc. (a)	5,000	127,400
Cerner Corp. (a)	4,500	249,615
Eclipsys Corp. (a)	12,540	248,292
Merge Technologies, Inc. (a)	20,944	136,764
		762,071
Life Sciences Tools & Services - 1.0%
Advanced Magnetics, Inc. (a)	4,100	238,456
Pharmaceuticals - 1.5%
Collagenex Pharmaceuticals, Inc. (a)	11,776	146,022
Medicis Pharmaceutical Corp. Class A	7,670	234,242
		380,264
TOTAL HEALTH CARE		6,769,892
INDUSTRIALS - 12.8%
Air Freight & Logistics - 1.1%
Panalpina Welttransport Holding AG	1,269	269,050
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	2,413	119,250
CoStar Group, Inc. (a)	3,327	175,932
		295,182
Construction & Engineering - 6.0%
Granite Construction, Inc.	5,100	327,318
Infrasource Services, Inc. (a)	17,600	652,960
Quanta Services, Inc. (a)	16,500	506,055
		1,486,333
Electrical Equipment - 2.5%
Neo-Neon Holdings Ltd.	72,000	153,591
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA	10,700	$ 260,086
Renewable Energy Corp. AS	5,050	196,958
		610,635
Machinery - 1.0%
Bucyrus International, Inc. Class A	3,600	254,808
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	5,691	134,877
Road & Rail - 0.5%
Guangshen Railway Co. Ltd. (H Shares)	168,000	133,640
TOTAL INDUSTRIALS		3,184,525
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 5.8%
Adtran, Inc.	11,420	296,577
Infinera Corp.	1,300	32,396
Juniper Networks, Inc. (a)	34,100	858,297
Polycom, Inc. (a)	7,900	265,440
		1,452,710
Computers & Peripherals - 1.6%
SanDisk Corp. (a)	8,096	396,218
Internet Software & Services - 3.4%
Omniture, Inc.	8,709	199,610
SAVVIS, Inc. (a)	5,765	285,425
ValueClick, Inc. (a)	12,100	356,466
		841,501
IT Services - 5.1%
BearingPoint, Inc. (a)	1,600	11,696
Mastercard, Inc. Class A	6,000	995,220
Unisys Corp. (a)	29,300	267,802
		1,274,718
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices, Inc. (a)	42,847	612,712
Altera Corp.	10,437	230,971
Broadcom Corp. Class A (a)	20,521	600,239
Hittite Microwave Corp. (a)	3,611	154,298
Marvell Technology Group Ltd. (a)	40,366	735,065
PMC-Sierra, Inc. (a)	78,555	607,230
Xilinx, Inc.	8,900	238,253
		3,178,768
Software - 5.6%
Financial Technology (India) Ltd.	3,422	254,431
Nintendo Co. Ltd.	2,300	843,640

	Shares	Value
Quality Systems, Inc.	3,135	$ 119,036
Synchronoss Technologies, Inc.	5,661	166,094
		1,383,201
TOTAL INFORMATION TECHNOLOGY		8,527,116
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	19,586	393,679
UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 0.3%
Ocean Power Technologies, Inc. (a)	5,250	83,160
Multi-Utilities - 1.0%
Sempra Energy	4,200	248,766
TOTAL UTILITIES		331,926
TOTAL COMMON STOCKS (Cost $21,441,600)		24,284,407
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 5.32% (b) (Cost $229,272)	229,272	229,272
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $21,670,872)	24,513,679
NET OTHER ASSETS - 1.4%	340,637
NET ASSETS - 100%	$ 24,854,316
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,124
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.0%
India	4.6%
Japan	3.4%
Bermuda	3.0%
China	1.1%
Switzerland	1.1%
Italy	1.1%
Others (individually less than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $21,441,600)	$ 24,284,407
Fidelity Central Funds (cost $229,272)	229,272
Total Investments (cost $21,670,872)		$ 24,513,679
Cash		1,875
Receivable for investments sold		565,789
Receivable for fund shares sold		89,829
Dividends receivable		20,441
Distributions receivable from Fidelity Central Funds		1,530
Prepaid expenses		44
Receivable from investment adviser for expense reductions		9,166
Other receivables		107
Total assets		25,202,460

Liabilities
Payable for investments purchased	$ 259,041
Payable for fund shares redeemed	4,700
Accrued management fee	12,263
Distribution fees payable	2,662
Other affiliated payables	2,549
Other payables and accrued expenses	66,929
Total liabilities		348,144

Net Assets		$ 24,854,316
Net Assets consist of:
Paid in capital		$ 20,201,104
Accumulated net investment loss		(53,210)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,899,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,806,845
Net Assets		$ 24,854,316

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,402,097 ÷ 601,466 shares)	$ 10.64

Service Class: Net Asset Value, offering price and redemption price per share ($1,227,924 ÷ 115,285 shares)	$ 10.65

Service Class 2: Net Asset Value, offering price and redemption price per share ($12,504,899 ÷ 1,194,771 shares)	$ 10.47

Investor Class: Net Asset Value, offering price and redemption price per share ($4,719,396 ÷ 445,078 shares)	$ 10.60

See accompanying notes which are an integral part of the financial statements.

VIP Aggressive Growth Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 59,343
Interest		61
Income from Fidelity Central Funds		7,124
Total income		66,528

Expenses
Management fee	$ 69,244
Transfer agent fees	13,716
Distribution fees	14,937
Accounting fees and expenses	4,415
Custodian fees and expenses	10,931
Independent trustees' compensation	35
Audit	25,719
Legal	40
Miscellaneous	8,109
Total expenses before reductions	147,146
Expense reductions	(27,408)	119,738
Net investment income (loss)		(53,210)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,367)	2,242,389
Foreign currency transactions	139
Total net realized gain (loss)		2,242,528
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $19,706)	692,664
Assets and liabilities in foreign currencies	(584)
Total change in net unrealized appreciation (depreciation)		692,080
Net gain (loss)		2,934,608
Net increase (decrease) in net assets resulting from operations		$ 2,881,398

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (53,210)	$ (66,984)
Net realized gain (loss)	2,242,528	994,112
Change in net unrealized appreciation (depreciation)	692,080	613,608
Net increase (decrease) in net assets resulting from operations	2,881,398	1,540,736
Distributions to shareholders from net realized gain	(141,723)	(1,077,928)
Share transactions - net increase (decrease)	106,239	2,626,357
Total increase (decrease) in net assets	2,845,914	3,089,165

Net Assets
Beginning of period	22,008,402	18,919,237
End of period (including accumulated net investment loss of $53,210 and undistributed net investment income of $0, respectively)	$ 24,854,316	$ 22,008,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.15	$ 8.71	$ 7.90	$ 6.05	$ 8.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02) H	(.02) I	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	1.28	.80	.73	.85	1.89	(2.11)
Total from investment operations	1.26	.78	.71	.81	1.85	(2.17)
Distributions from net realized gain	(.06)	(.49)	(.27)	-	-	-
Net asset value, end of period	$ 10.64	$ 9.44	$ 9.15	$ 8.71	$ 7.90	$ 6.05
Total Return B, C, D	13.44%	8.53%	8.11%	10.25%	30.58%	(26.40)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.17% A	1.21%	1.28%	1.64%	2.87%	2.51%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	1.00%	1.26%	1.50%
Expenses net of all reductions	.89% A	.89%	.82%	.96%	1.20%	1.35%
Net investment income (loss)	(.31)% A	(.18)% H	(.21)% I	(.53)%	(.62)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,402	$ 6,434	$ 6,168	$ 1,031	$ 907	$ 689
Portfolio turnover rate G	174% A	200%	242%	91%	150%	460%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.16	$ 8.73	$ 7.92	$ 6.07	$ 8.25
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03) H	(.03) I	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	1.28	.80	.73	.86	1.90	(2.11)
Total from investment operations	1.26	.77	.70	.81	1.85	(2.18)
Distributions from net realized gain	(.06)	(.48)	(.27)	-	-	-
Net asset value, end of period	$ 10.65	$ 9.45	$ 9.16	$ 8.73	$ 7.92	$ 6.07
Total Return B, C, D	13.42%	8.42%	7.98%	10.23%	30.48%	(26.42)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.21% A	1.27%	1.44%	1.74%	2.94%	2.56%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.10%	1.36%	1.60%
Expenses net of all reductions	1.00% A	.99%	.93%	1.07%	1.30%	1.45%
Net investment income (loss)	(.41)% A	(.28)% H	(.32)% I	(.63)%	(.72)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,228	$ 1,106	$ 1,135	$ 1,059	$ 1,026	$ 779
Portfolio turnover rate G	174% A	200%	242%	91%	150%	460%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Aggressive Growth Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.01	$ 8.61	$ 7.83	$ 6.01	$ 8.20
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04) H	(.04) I	(.06)	(.06)	(.08)
Net realized and unrealized gain (loss)	1.27	.79	.71	.84	1.88	(2.11)
Total from investment operations	1.24	.75	.67	.78	1.82	(2.19)
Distributions from net realized gain	(.06)	(.47)	(.27)	-	-	-
Net asset value, end of period	$ 10.47	$ 9.29	$ 9.01	$ 8.61	$ 7.83	$ 6.01
Total Return B, C, D	13.44%	8.29%	7.74%	9.96%	30.28%	(26.71)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.38% A	1.44%	1.60%	1.92%	3.14%	2.74%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.16%	1.25%	1.51%	1.75%
Expenses net of all reductions	1.15% A	1.14%	1.08%	1.21%	1.45%	1.60%
Net investment income (loss)	(.56)% A	(.43)% H	(.47)% I	(.78)%	(.87)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,505	$ 10,692	$ 10,222	$ 9,113	$ 6,873	$ 3,930
Portfolio turnover rate G	174% A	200%	242%	91%	150%	460%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 9.13	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03) H	(.01) I
Net realized and unrealized gain (loss)	1.27	.80	.46
Total from investment operations	1.25	.77	.45
Distributions from net realized gain	(.06)	(.49)	(.27)
Net asset value, end of period	$ 10.60	$ 9.41	$ 9.13
Total Return B, C, D	13.37%	8.44%	4.99%
Ratios to Average Net Assets F, K
Expenses before reductions	1.27% A	1.35%	1.25% A
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05% A
Expenses net of all reductions	1.04% A	1.04%	.97% A
Net investment income (loss)	(.46)% A	(.33)% H	(.36)% A, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,719	$ 3,776	$ 1,395
Portfolio turnover rate G	174% A	200%	242%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Aggressive Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Aggressive Growth Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2006, dividend income has been reduced $603,728 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,830,963
Unrealized depreciation	(1,222,263)
Net unrealized appreciation (depreciation)	$ 2,608,700
Cost for federal income tax purposes	$ 21,904,979

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,574,653 and $19,513,359, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 579
Service Class 2	14,358
$ 14,937

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,664
Service Class	415
Service Class 2	4,912
Investor Class	4,725
$ 13,716

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $510 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

VIP Aggressive Growth Portfolio

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.90%	$ 7,980
Service Class	1.00%	1,239
Service Class 2	1.15%	13,121
Investor Class	1.05%	4,611
		$ 26,951

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $452 for the period

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$ 38,791	$ 324,665
Service Class	7,254	54,317
Service Class 2	71,967	514,729
Investor Class	23,711	184,217
Total	$ 141,723	$ 1,077,928

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	154,927	619,484	$ 1,565,679	$ 5,811,098
Reinvestment of distributions	4,016	34,261	38,791	324,665
Shares redeemed	(239,306)	(646,215)	(2,350,366)	(5,953,927)
Net increase (decrease)	(80,363)	7,530	$ (745,896)	$ 181,836
Service Class
Shares sold	12	1,572	$ 121	$ 13,506
Reinvestment of distributions	750	5,726	7,254	54,317
Shares redeemed	(2,495)	(14,220)	(24,421)	(132,580)
Net increase (decrease)	(1,733)	(6,922)	$ (17,046)	$ (64,757)
Service Class 2
Shares sold	87,200	170,381	$ 847,222	$ 1,549,792
Reinvestment of distributions	7,568	55,133	71,967	514,729
Shares redeemed	(50,772)	(208,785)	(490,079)	(1,917,166)
Net increase (decrease)	43,996	16,729	$ 429,110	$ 147,355
Investor Class
Shares sold	155,726	447,871	$ 1,542,897	$ 4,215,413
Reinvestment of distributions	2,462	19,497	23,711	184,217
Shares redeemed	(114,528)	(218,649)	(1,126,537)	(2,037,707)
Net increase (decrease)	43,660	248,719	$ 440,071	$ 2,361,923

VIP Aggressive Growth Portfolio

Semiannual Report

VIP Aggressive Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0807
1.761771.106

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Balanced Portfolio

VIP Balanced Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,082.30	$ 2.99
Hypothetical A	$ 1,000.00	$ 1,021.92	$ 2.91
Service Class
Actual	$ 1,000.00	$ 1,082.60	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 1,081.30	$ 4.28
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16
Investor Class
Actual	$ 1,000.00	$ 1,082.20	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.58%
Service Class	.69%
Service Class 2.83%
Investor Class	.69%

Semiannual Report

VIP Balanced Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.4	1.7
AT&T, Inc.	1.6	0.7
Valero Energy Corp.	1.3	1.0
Bank of America Corp.	1.0	1.0
JPMorgan Chase & Co.	0.9	1.1
	7.2
Top Five Bond Issuers as of June 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.1	4.6
Fannie Mae	7.9	8.0
Freddie Mac	2.3	2.0
Government National Mortgage Association	0.7	0.7
Morgan Stanley Capital I Trust	0.4	0.0
	19.4
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.7	17.5
Energy	10.2	8.4
Information Technology	9.6	9.3
Industrials	8.4	8.3
Consumer Discretionary	5.9	6.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 62.8%		Stocks 64.1%
	Bonds 36.9%		Bonds 32.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	10.2%	** Foreign investments	10.8%

Percentages are adjusted for the effect of futures and swaps, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

VIP Balanced Portfolio

VIP Balanced Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Gentex Corp.	14,600	$ 287,474
The Goodyear Tire & Rubber Co. (a)	9,500	330,220
		617,694
Automobiles - 0.3%
Coachmen Industries, Inc.	17,000	164,220
General Motors Corp. (e)	26,600	1,005,480
Harley-Davidson, Inc.	400	23,844
Winnebago Industries, Inc.	6,300	185,976
		1,379,520
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A	13,050	107,793
H&R Block, Inc.	15,200	355,224
Service Corp. International	39,000	498,420
Stewart Enterprises, Inc. Class A	59,258	461,620
		1,423,057
Hotels, Restaurants & Leisure - 0.8%
Applebee's International, Inc.	14,900	359,090
Aristocrat Leisure Ltd.	17,446	212,580
Greek Organization of Football Prognostics SA	7,300	258,851
McDonald's Corp.	38,900	1,974,564
MTR Gaming Group, Inc. (a)	3,600	55,440
Royal Caribbean Cruises Ltd.	5,300	227,794
Six Flags, Inc.	3,700	22,533
Starbucks Corp. (a)	7,958	208,818
Starwood Hotels & Resorts Worldwide, Inc.	3,000	201,210
Vail Resorts, Inc. (a)	2,900	176,523
WMS Industries, Inc. (a)	18,450	532,467
		4,229,870
Household Durables - 0.4%
Beazer Homes USA, Inc.	14,831	365,881
D.R. Horton, Inc.	3,500	69,755
Furniture Brands International, Inc.	14,700	208,740
Hovnanian Enterprises, Inc. Class A	9,900	163,647
La-Z-Boy, Inc.	21,000	240,660
Snap-On, Inc.	4,000	202,040
Standard Pacific Corp.	7,100	124,463
The Stanley Works	4,200	254,940
Whirlpool Corp.	4,900	544,880
		2,175,006
Internet & Catalog Retail - 0.0%
Liberty Media Corp. New - Interactive Series A (a)	9,200	205,436
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,100	68,523
Callaway Golf Co.	20,900	372,229
Eastman Kodak Co.	20,100	559,383

	Shares	Value
MarineMax, Inc. (a)	12,454	$ 249,329
Polaris Industries, Inc.	900	48,744
		1,298,208
Media - 1.5%
Cinemark Holdings, Inc.	4,400	78,716
Clear Channel Outdoor Holding, Inc. Class A (a)	1,692	47,951
Comcast Corp. Class A	17,400	489,288
E.W. Scripps Co. Class A	5,500	251,295
EchoStar Communications Corp. Class A (a)	7,242	314,086
Getty Images, Inc. (a)	7,300	349,013
Lamar Advertising Co. Class A	7,499	470,637
Liberty Global, Inc. Class A (a)	10,500	430,920
Live Nation, Inc. (a)	62,020	1,388,008
McGraw-Hill Companies, Inc.	6,300	428,904
Naspers Ltd. Class N sponsored ADR	9,800	249,900
R.H. Donnelley Corp.	4,600	348,588
Regal Entertainment Group Class A	8,317	182,392
Time Warner, Inc.	117,000	2,461,680
Valassis Communications, Inc. (a)	21,602	371,338
		7,862,716
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	22,000	755,040
JCPenney Co., Inc.	3,700	267,806
Retail Ventures, Inc. (a)	16,700	269,371
Sears Holdings Corp. (a)	4,000	678,000
Target Corp.	9,300	591,480
Tuesday Morning Corp. (e)	18,916	233,802
		2,795,499
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	8,600	348,558
AnnTaylor Stores Corp. (a)	4,500	159,390
Best Buy Co., Inc.	1,800	84,006
Build-A-Bear Workshop, Inc. (a)(e)	12,750	333,285
Christopher & Banks Corp.	2,700	46,305
DCM Japan Holdings Co. Ltd.	26,900	226,715
Gamestop Corp. Class A (a)	17,400	680,340
Group 1 Automotive, Inc.	3,800	153,292
Hibbett Sports, Inc. (a)	11,866	324,891
Home Depot, Inc.	10,900	428,915
OfficeMax, Inc.	9,800	385,140
Pacific Sunwear of California, Inc. (a)	16,100	354,200
Payless ShoeSource, Inc. (a)	2,453	77,392
PETsMART, Inc.	14,400	467,280
Staples, Inc.	26,700	633,591
TJX Companies, Inc.	7,600	209,000
Tween Brands, Inc. (a)	2,100	93,660
		5,005,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,900	$ 373,541
Liz Claiborne, Inc.	5,000	186,500
		560,041
TOTAL CONSUMER DISCRETIONARY		27,553,007
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	3,000	120,000
Cott Corp. (a)	9,800	142,228
Fomento Economico Mexicano SA de CV sponsored ADR	8,100	318,492
Remy Cointreau SA	3,158	236,995
		817,715
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	33,824	1,232,885
Performance Food Group Co. (a)	5,225	169,760
Rite Aid Corp. (a)	62,200	396,836
SUPERVALU, Inc.	6,324	292,928
Sysco Corp.	11,900	392,581
Wal-Mart Stores, Inc.	22,200	1,068,042
Walgreen Co.	8,600	374,444
Winn-Dixie Stores, Inc. (a)(e)	41,327	1,210,881
		5,138,357
Food Products - 1.0%
BioMar Holding AS	1,650	94,074
Bunge Ltd.	5,900	498,550
Cermaq ASA	19,600	342,332
Chiquita Brands International, Inc.	17,000	322,320
Corn Products International, Inc.	17,680	803,556
Global Bio-Chem Technology Group Co. Ltd.	308,000	126,836
Koninklijke Numico NV	6,800	354,596
Leroy Seafood Group ASA	13,350	279,578
Marine Harvest ASA (a)	563,000	612,911
McCormick & Co., Inc. (non-vtg.)	3,500	133,630
Nestle SA (Reg.)	908	347,401
Ralcorp Holdings, Inc. (a)	10,600	566,570
Smithfield Foods, Inc. (a)	8,400	258,636
Tyson Foods, Inc. Class A	27,500	633,600
		5,374,590
Household Products - 0.8%
Central Garden & Pet Co.	34,983	428,892
Central Garden & Pet Co. Class A (non-vtg.) (a)	42,250	495,593
Procter & Gamble Co.	60,340	3,692,205
		4,616,690

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	29,600	$ 1,087,800
Playtex Products, Inc. (a)	22,700	336,187
		1,423,987
Tobacco - 0.8%
Altria Group, Inc.	52,035	3,649,735
British American Tobacco PLC	6,400	221,248
Japan Tobacco, Inc.	83	409,743
Swedish Match Co.	4,400	85,241
		4,365,967
TOTAL CONSUMER STAPLES		21,737,306
ENERGY - 9.2%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	15,100	1,270,363
Cameron International Corp. (a)	13,300	950,551
Expro International Group PLC	3,700	72,554
GlobalSantaFe Corp.	6,700	484,075
Grant Prideco, Inc. (a)	19,600	1,055,068
Halliburton Co.	10,700	369,150
Hanover Compressor Co. (a)	16,700	398,295
Nabors Industries Ltd. (a)	51,212	1,709,457
NATCO Group, Inc. Class A (a)	4,700	216,388
National Oilwell Varco, Inc. (a)	124,600	12,988,289
Noble Corp.	6,600	643,632
Oceaneering International, Inc. (a)	7,380	388,483
Parker Drilling Co. (a)	21,010	221,445
Pride International, Inc. (a)	64,000	2,397,440
Schlumberger Ltd. (NY Shares)	6,300	535,122
Smith International, Inc.	57,400	3,365,936
Superior Energy Services, Inc. (a)	12,844	512,732
Transocean, Inc. (a)	4,800	508,704
Universal Compression Holdings, Inc. (a)	3,600	260,892
W-H Energy Services, Inc. (a)	5,600	346,696
Weatherford International Ltd. (a)	49,674	2,743,992
Willbros Group, Inc. (a)	3,000	89,040
		31,528,304
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	14,700	305,613
Aurora Oil & Gas Corp. (a)	125,690	267,720
Cabot Oil & Gas Corp.	11,000	405,680
Cheniere Energy Partners LP	8,500	165,750
Chesapeake Energy Corp.	17,300	598,580
El Paso Corp.	1,400	24,122
Ellora Energy, Inc. (a)(f)	30,267	363,204
EOG Resources, Inc.	7,700	562,562
Evergreen Energy, Inc. (a)(e)	55,015	331,740
Forest Oil Corp. (a)	6,000	253,560
Foundation Coal Holdings, Inc.	11,200	455,168
Goodrich Petroleum Corp.	5,100	176,613
Helix Energy Solutions Group, Inc. (a)	7,900	315,289
International Coal Group, Inc. (a)	37,054	221,583
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kodiak Oil & Gas Corp. (a)	14,700	$ 85,260
Mariner Energy, Inc. (a)	5,000	121,250
Massey Energy Co.	18,500	493,025
Petrohawk Energy Corp. (a)	7,800	123,708
Petroleum Development Corp. (a)	4,400	208,912
Petroplus Holdings AG	1,420	146,231
Plains Exploration & Production Co. (a)	8,400	401,604
Quicksilver Resources, Inc. (a)	14,500	646,410
Range Resources Corp.	26,250	982,013
Southwestern Energy Co. (a)	14,800	658,600
Strateco Resources, Inc. (a)	17,500	36,799
Suncor Energy, Inc.	4,300	387,353
Tesoro Corp.	5,000	285,750
Ultra Petroleum Corp. (a)	17,000	939,080
UraMin, Inc. (a)(j)	20,400	160,584
Uranium One, Inc.	31,400	399,998
Valero Energy Corp.	95,597	7,060,794
Western Oil Sands, Inc. Class A (a)	11,200	373,246
Williams Companies, Inc.	13,000	411,060
XTO Energy, Inc.	2,700	162,270
		18,531,131
TOTAL ENERGY		50,059,435
FINANCIALS - 13.2%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	5,580	354,721
Ares Capital Corp.	42,300	712,755
Bank of New York Co., Inc.	32,600	1,350,944
Bear Stearns Companies, Inc.	2,100	294,000
Charles Schwab Corp.	13,000	266,760
Credit Suisse Group sponsored ADR	5,800	411,568
EFG International	4,485	207,068
Fortress Investment Group LLC	6,500	154,830
Franklin Resources, Inc.	5,700	755,079
Goldman Sachs Group, Inc.	2,700	585,225
Investors Financial Services Corp.	2,553	157,444
Janus Capital Group, Inc.	14,700	409,248
Julius Baer Holding AG (Bearer)	7,287	524,335
Lazard Ltd. Class A	13,580	611,507
Merrill Lynch & Co., Inc.	13,000	1,086,540
Northern Trust Corp.	5,800	372,592
State Street Corp.	8,000	547,200
T. Rowe Price Group, Inc.	5,504	285,603
UBS AG:
(NY Shares)	6,000	360,060
(Reg.)	11,490	689,515
		10,136,994

	Shares	Value
Commercial Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	20,700	$ 504,666
Bank of Montreal	4,500	288,946
Colonial Bancgroup, Inc.	17,800	444,466
Commerce Bancorp, Inc.	17,300	639,927
First Community Bancorp, California	2,400	137,304
Hanmi Financial Corp.	13,300	226,898
HSBC Holdings PLC sponsored ADR	300	27,531
ICICI Bank Ltd. sponsored ADR (g)	1,600	78,640
KBC Groupe SA	600	81,220
Kookmin Bank	550	48,282
Nara Bancorp, Inc.	8,700	138,591
National Australia Bank Ltd.	8,010	278,611
PNC Financial Services Group, Inc.	19,200	1,374,336
Prosperity Bancshares, Inc.	700	22,932
Sterling Financial Corp., Washington	200	5,788
SunTrust Banks, Inc.	11,600	994,584
Synovus Financial Corp.	5,900	181,130
Toronto-Dominion Bank	400	27,359
Turkiye Halk Bankasi	4,000	25,752
U.S. Bancorp, Delaware	10,700	352,565
UCBH Holdings, Inc.	31,900	582,813
UMB Financial Corp.	200	7,374
Unicredito Italiano SpA	36,500	327,467
UnionBanCal Corp.	2,300	137,310
Wachovia Corp.	25,527	1,308,259
Wells Fargo & Co.	71,700	2,521,689
Wilshire Bancorp, Inc.	14,000	170,520
Wintrust Financial Corp.	7,900	346,415
Zions Bancorp	1,100	84,601
		11,365,976
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	13,800	244,812
American Express Co.	10,400	636,272
Capital One Financial Corp.	2,400	188,256
First Cash Financial Services, Inc. (a)	400	9,376
ORIX Corp.	720	189,704
		1,268,420
Diversified Financial Services - 3.1%
Bank of America Corp.	107,105	5,236,363
Chicago Mercantile Exchange Holdings, Inc. Class A	600	320,616
Citigroup, Inc.	57,900	2,969,691
Financial Federal Corp.	1,800	53,676
FirstRand Ltd.	37,400	119,594
JPMorgan Chase & Co.	102,200	4,951,590
Kotak Mahindra Bank Ltd. sponsored GDR (f)	3,083	50,983
Maiden Holdings Ltd. (f)	19,000	190,000
MarketAxess Holdings, Inc. (a)	1,800	32,382
Moody's Corp.	5,300	329,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Onex Corp. (sub. vtg.)	5,300	$ 183,093
PICO Holdings, Inc. (a)	49,856	2,156,771
		16,594,419
Insurance - 2.9%
ACE Ltd.	21,800	1,362,936
AFLAC, Inc.	11,300	580,820
American International Group, Inc.	63,650	4,457,410
Aspen Insurance Holdings Ltd.	20,100	564,207
Assurant, Inc.	9,500	559,740
Axis Capital Holdings Ltd.	2,800	113,820
Endurance Specialty Holdings Ltd.	8,700	348,348
Hartford Financial Services Group, Inc.	11,700	1,152,567
IPC Holdings Ltd.	6,700	216,343
MetLife, Inc.	15,600	1,005,888
Montpelier Re Holdings Ltd.	15,400	285,516
National Financial Partners Corp.	7,800	361,218
Navigators Group, Inc. (a)	3,500	188,650
PartnerRe Ltd.	6,300	488,250
Platinum Underwriters Holdings Ltd.	8,600	298,850
Prudential Financial, Inc.	14,200	1,380,666
T&D Holdings, Inc.	7,000	473,449
The Travelers Companies, Inc.	15,249	815,822
Universal American Financial Corp. (a)	20,237	430,643
Willis Group Holdings Ltd.	3,200	140,992
XL Capital Ltd. Class A	5,200	438,308
Zenith National Insurance Corp.	3,200	150,688
		15,815,131
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	3,400	329,188
American Financial Realty Trust (SBI)	14,800	152,736
Annaly Capital Management, Inc.	51,700	745,514
BRE Properties, Inc. Class A	2,200	130,438
CapitalSource, Inc.	11,300	277,867
CBRE Realty Finance, Inc.	10,100	120,089
Corporate Office Properties Trust (SBI)	200	8,202
Developers Diversified Realty Corp.	14,900	785,379
Duke Realty LP	15,800	563,586
Education Realty Trust, Inc.	4,406	61,816
Equity Lifestyle Properties, Inc.	2,800	146,132
Friedman, Billings, Ramsey Group, Inc. Class A	13,900	75,894
General Growth Properties, Inc.	11,500	608,925
Health Care Property Investors, Inc.	13,800	399,234
Healthcare Realty Trust, Inc.	9,700	269,466
Hersha Hospitality Trust	5,693	67,291
Highwoods Properties, Inc. (SBI)	7,200	270,000
HomeBanc Mortgage Corp., Georgia	25,000	31,750
Potlatch Corp.	3,700	159,285

	Shares	Value
Public Storage	2,700	$ 207,414
Quadra Realty Trust, Inc.	9,000	112,590
Senior Housing Properties Trust (SBI)	7,500	152,625
Simon Property Group, Inc.	300	27,912
Sovran Self Storage, Inc.	2,100	101,136
Spirit Finance Corp.	3,500	50,960
Tanger Factory Outlet Centers, Inc.	1,900	71,155
UDR, Inc.	26,300	691,690
Vornado Realty Trust	4,200	461,328
		7,079,602
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	900	21,879
CB Richard Ellis Group, Inc. Class A (a)	2,600	94,900
Meruelo Maddux Properties, Inc.	13,400	109,344
Mitsubishi Estate Co. Ltd.	8,000	217,603
Mitsui Fudosan Co. Ltd.	11,000	309,029
		752,755
Thrifts & Mortgage Finance - 1.6%
BankUnited Financial Corp. Class A	4,832	96,978
Countrywide Financial Corp.	31,000	1,126,850
Fannie Mae	37,300	2,436,809
Freddie Mac	25,600	1,553,920
Hudson City Bancorp, Inc.	72,107	881,148
MGIC Investment Corp.	8,100	460,566
NetBank, Inc.	45,500	14,105
New York Community Bancorp, Inc.	26,600	452,732
NewAlliance Bancshares, Inc.	15,500	228,160
People's United Financial, Inc.	26,420	468,427
Radian Group, Inc.	9,600	518,400
Washington Federal, Inc.	13,488	327,893
		8,565,988
TOTAL FINANCIALS		71,579,285
HEALTH CARE - 4.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	24,200	1,338,018
Biogen Idec, Inc. (a)	6,700	358,450
Cephalon, Inc. (a)	9,786	786,697
DUSA Pharmaceuticals, Inc. (a)	17,050	52,514
Genentech, Inc. (a)	4,950	374,517
Gilead Sciences, Inc. (a)	11,400	441,978
MannKind Corp. (a)	15,300	188,649
Medarex, Inc. (a)	10,600	151,474
OSI Pharmaceuticals, Inc. (a)	4,600	166,566
PDL BioPharma, Inc. (a)	8,900	207,370
Theravance, Inc. (a)	14,343	458,976
Vertex Pharmaceuticals, Inc. (a)	7,300	208,488
		4,733,697
Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	2,780	375,050
American Medical Systems Holdings, Inc. (a)	27,600	497,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	7,531	$ 330,686
Aspect Medical Systems, Inc. (a)	16,600	248,336
Becton, Dickinson & Co.	5,000	372,500
C.R. Bard, Inc.	7,800	644,514
Cooper Companies, Inc.	7,700	410,564
Hologic, Inc. (a)	5,369	296,959
Inverness Medical Innovations, Inc. (a)	18,971	967,900
Phonak Holding AG	4,313	388,368
Respironics, Inc. (a)	8,400	357,756
Varian Medical Systems, Inc. (a)	8,700	369,837
		5,260,374
Health Care Providers & Services - 1.1%
Acibadem Saglik Hizmetleri AS	37,888	265,577
Brookdale Senior Living, Inc.	9,500	432,915
Cardinal Health, Inc.	6,600	466,224
Community Health Systems, Inc. (a)	300	12,135
DaVita, Inc. (a)	6,800	366,384
Emeritus Corp. (a)	1,800	55,764
Health Net, Inc. (a)	12,100	638,880
Henry Schein, Inc. (a)	2,500	133,575
Humana, Inc. (a)	4,514	274,948
McKesson Corp.	6,500	387,660
Medco Health Solutions, Inc. (a)	7,050	549,830
Omnicare, Inc.	6,500	234,390
UnitedHealth Group, Inc.	39,200	2,004,688
		5,822,970
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	20,500	522,340
Cerner Corp. (a)	6,600	366,102
Health Corp. (a)	34,800	487,548
IMS Health, Inc.	9,700	311,661
		1,687,651
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	7,672	190,956
Charles River Laboratories International, Inc. (a)	13,000	671,060
Pharmaceutical Product Development, Inc.	9,286	355,375
PRA International (a)	3,700	93,610
		1,311,001
Pharmaceuticals - 1.4%
Adams Respiratory Therapeutics, Inc. (a)	17,570	692,082
Alpharma, Inc. Class A	16,600	431,766
Barr Pharmaceuticals, Inc. (a)	12,600	632,898
Endo Pharmaceuticals Holdings, Inc. (a)	9,242	316,354
Jazz Pharmaceuticals, Inc.	13,800	220,662
Johnson & Johnson	18,300	1,127,646
Merck & Co., Inc.	26,500	1,319,700

	Shares	Value
MGI Pharma, Inc. (a)	24,961	$ 558,378
Schering-Plough Corp.	22,100	672,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,400	346,500
Wyeth	24,000	1,376,160
Xenoport, Inc. (a)	5,000	222,100
		7,916,970
TOTAL HEALTH CARE		26,732,663
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.)	21,500	129,172
DRS Technologies, Inc.	8,800	503,976
General Dynamics Corp.	14,100	1,102,902
Hexcel Corp. (a)	42,178	888,690
Honeywell International, Inc.	13,800	776,664
Ladish Co., Inc. (a)	2,649	113,907
Orbital Sciences Corp. (a)	19,250	404,443
Raytheon Co.	10,600	571,234
Raytheon Co. warrants 6/16/11 (a)	200	3,688
Rockwell Collins, Inc.	6,300	445,032
Spirit AeroSystems Holdings, Inc. Class A	17,300	623,665
Triumph Group, Inc.	1,700	111,299
United Technologies Corp.	23,200	1,645,576
		7,320,248
Air Freight & Logistics - 0.4%
FedEx Corp.	3,200	355,104
Forward Air Corp.	15,200	518,168
United Parcel Service, Inc. Class B	9,200	671,600
UTI Worldwide, Inc.	13,300	356,307
		1,901,179
Airlines - 0.2%
AirTran Holdings, Inc. (a)(e)	57,500	627,900
Delta Air Lines, Inc. (a)	7,005	137,999
Frontier Airlines Holdings, Inc. (a)(e)	42,700	239,120
		1,005,019
Building Products - 0.0%
Masco Corp.	7,900	224,913
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	11,369	262,055
Allied Waste Industries, Inc. (a)	49,800	670,308
Cintas Corp.	7,200	283,896
Clean Harbors, Inc. (a)	12,900	637,518
Covanta Holding Corp. (a)	19,000	468,350
Diamond Management & Technology Consultants, Inc.	11,367	150,044
Equifax, Inc.	8,920	396,226
Kforce, Inc. (a)	6,788	108,472
Robert Half International, Inc.	8,100	295,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	12,100	$ 748,869
Waste Management, Inc.	12,100	472,505
		4,493,893
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	36,600	1,381,284
Fluor Corp.	25,200	2,806,524
Granite Construction, Inc.	12,600	808,668
Shaw Group, Inc. (a)	44,000	2,036,760
Washington Group International, Inc. (a)	31,475	2,518,315
		9,551,551
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	14,100	318,660
Cooper Industries Ltd. Class A	6,400	365,376
Renewable Energy Corp. AS	19,000	741,030
		1,425,066
Industrial Conglomerates - 1.1%
3M Co.	6,300	546,777
General Electric Co.	34,400	1,316,832
McDermott International, Inc. (a)	11,600	964,192
Siemens AG sponsored ADR	3,300	472,098
Textron, Inc.	1,400	154,154
Tyco International Ltd.	77,100	2,605,209
		6,059,262
Machinery - 0.8%
Albany International Corp. Class A	5,800	234,552
Bucyrus International, Inc. Class A	17,334	1,226,901
Cummins, Inc.	2,900	293,509
Danaher Corp.	3,600	271,800
Deere & Co.	4,600	555,404
Dover Corp.	6,392	326,951
ESCO Technologies, Inc. (a)	11,000	398,860
Flowserve Corp.	4,700	336,520
IDEX Corp.	9,846	379,465
Oshkosh Truck Co.	6,400	402,688
		4,426,650
Marine - 0.4%
Alexander & Baldwin, Inc.	16,679	885,822
American Commercial Lines, Inc. (a)	42,700	1,112,335
		1,998,157
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	11,000	936,540
Canadian National Railway Co.	3,100	157,728
Canadian Pacific Railway Ltd.	3,100	214,097
Ryder System, Inc.	1,800	96,840
Universal Truckload Services, Inc. (a)	21,093	419,118
YRC Worldwide, Inc. (a)	1,800	66,240
		1,890,563

	Shares	Value
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	11,400	$ 343,596
WESCO International, Inc. (a)	14,600	882,570
Williams Scotsman International, Inc. (a)	1,823	43,406
		1,269,572
TOTAL INDUSTRIALS		41,566,073
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Adtran, Inc.	16,100	418,117
Alcatel-Lucent SA sponsored ADR	50,762	710,668
Avocent Corp. (a)	11,369	329,815
Cisco Systems, Inc. (a)	23,100	643,335
Comverse Technology, Inc. (a)	13,900	289,815
Dycom Industries, Inc. (a)	25,400	761,492
Finisar Corp. (a)	107,078	404,755
Harris Corp.	18,900	1,030,995
Infinera Corp.	1,400	34,888
Juniper Networks, Inc. (a)	6,200	156,054
MasTec, Inc. (a)	19,500	308,490
Motorola, Inc.	39,600	700,920
Powerwave Technologies, Inc. (a)	15,000	100,500
QUALCOMM, Inc.	8,500	368,815
		6,258,659
Computers & Peripherals - 1.3%
Apple, Inc. (a)	3,900	475,956
Diebold, Inc.	2,200	114,840
Electronics for Imaging, Inc. (a)	16,000	451,520
Hewlett-Packard Co.	29,500	1,316,290
Intermec, Inc. (a)	15,754	398,734
NCR Corp. (a)	14,100	740,814
Network Appliance, Inc. (a)	24,350	711,020
SanDisk Corp. (a)	13,200	646,008
Seagate Technology	90,327	1,966,419
Sun Microsystems, Inc. (a)	60,800	319,808
		7,141,409
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	25,000	961,000
Amphenol Corp. Class A	24,200	862,730
Arrow Electronics, Inc. (a)	8,100	311,283
AU Optronics Corp. sponsored ADR	5,500	94,600
Avnet, Inc. (a)	7,800	309,192
Benchmark Electronics, Inc. (a)	1,900	42,978
Flextronics International Ltd. (a)	55,400	598,320
Itron, Inc. (a)	22,400	1,745,856
Molex, Inc.	12,900	387,129
Murata Manufacturing Co. Ltd.	3,100	233,834
Tektronix, Inc.	20,200	681,548
TTM Technologies, Inc. (a)	5,432	70,616
		6,299,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
comScore, Inc.	500	$ 11,575
eBay, Inc. (a)	14,519	467,221
Google, Inc. Class A (sub. vtg.) (a)	2,660	1,392,191
LoopNet, Inc.	23,961	559,010
Open Text Corp. (a)	12,200	267,306
ValueClick, Inc. (a)	9,400	276,924
VeriSign, Inc. (a)	23,700	752,001
Yahoo!, Inc. (a)	16,600	450,358
		4,176,586
IT Services - 0.7%
Accenture Ltd. Class A	1,600	68,624
CACI International, Inc. Class A (a)	19,315	943,538
ManTech International Corp. Class A (a)	8,100	249,723
Mastercard, Inc. Class A	2,600	431,262
Patni Computer Systems Ltd. sponsored ADR	4,800	121,008
Paychex, Inc.	8,600	336,432
Satyam Computer Services Ltd. sponsored ADR	13,400	331,784
SI International, Inc. (a)	3,400	112,268
Syntel, Inc.	3,600	109,404
The Western Union Co.	13,400	279,122
Unisys Corp. (a)	85,189	778,627
WNS Holdings Ltd. ADR	7,400	210,604
		3,972,396
Office Electronics - 0.1%
Xerox Corp. (a)	40,100	741,048
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	73,150	1,046,045
Altera Corp.	7,500	165,975
AMIS Holdings, Inc. (a)	43,300	542,116
Analog Devices, Inc.	17,700	666,228
Applied Micro Circuits Corp. (a)	74,300	185,750
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	129
ASML Holding NV (NY Shares) (a)	24,800	680,760
Atmel Corp. (a)	94,500	525,420
ATMI, Inc. (a)	2,043	61,290
Axcelis Technologies, Inc. (a)	66,400	430,936
Cymer, Inc. (a)	8,300	333,660
Cypress Semiconductor Corp. (a)	48,400	1,127,236
DSP Group, Inc. (a)	11,600	237,452
Fairchild Semiconductor International, Inc. (a)	45,100	871,332
Hittite Microwave Corp. (a)	11,028	471,226
Infineon Technologies AG sponsored ADR (a)	19,800	327,294
Integrated Device Technology, Inc. (a)	39,100	597,057
Intel Corp.	11,700	277,992

	Shares	Value
Intersil Corp. Class A	13,700	$ 431,002
Linear Technology Corp.	8,400	303,912
LSI Corp. (a)	29,876	224,369
LTX Corp. (a)	54,500	303,020
Maxim Integrated Products, Inc.	22,500	751,725
Microchip Technology, Inc.	15,900	588,936
Microsemi Corp. (a)	11,000	263,450
National Semiconductor Corp.	42,300	1,195,821
PMC-Sierra, Inc. (a)	20,200	156,146
RF Micro Devices, Inc. (a)	900	5,616
Rudolph Technologies, Inc. (a)	23,076	383,292
Samsung Electronics Co. Ltd.	1,170	716,805
Semitool, Inc. (a)	26,421	253,906
Spansion, Inc. Class A (a)	14,200	157,620
Teradyne, Inc. (a)	8,700	152,946
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	124,186
Xilinx, Inc.	14,700	393,519
		14,954,169
Software - 1.4%
Autodesk, Inc. (a)	8,531	401,639
Business Objects SA sponsored ADR (a)	9,700	376,748
Cadence Design Systems, Inc. (a)	22,700	498,492
Cognos, Inc. (a)	7,600	301,492
Electronic Arts, Inc. (a)	5,100	241,332
Fair Isaac Corp.	12,700	509,524
Microsoft Corp.	49,500	1,458,765
Nintendo Co. Ltd.	4,600	1,687,280
Opsware, Inc. (a)	44,831	426,343
Sandvine Corp. (a)(g)	57,500	318,470
Sandvine Corp. (U.K.) (a)	7,700	41,362
Sourcefire, Inc.	16,575	231,884
Take-Two Interactive Software, Inc. (a)	35,876	716,444
Ubisoft Entertainment SA (a)	3,200	169,554
		7,379,329
TOTAL INFORMATION TECHNOLOGY		50,922,682
MATERIALS - 3.3%
Chemicals - 1.2%
Agrium, Inc.	5,600	245,449
Air Products & Chemicals, Inc.	2,400	192,888
Airgas, Inc.	500	23,950
Arkema sponsored ADR (a)	8,300	539,500
Celanese Corp. Class A	30,700	1,190,546
Chemtura Corp.	63,000	699,930
Dyno Nobel Ltd.	3,700	7,498
Hercules, Inc. (a)	8,100	159,165
Israel Chemicals Ltd.	58,600	464,336
K&S AG	600	92,621
Koppers Holdings, Inc.	700	23,576
Monsanto Co.	17,400	1,175,196
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co. (a)	45,300	$ 1,767,606
Tokai Carbon Co. Ltd.	5,000	46,890
		6,629,151
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	21,100	738,500
Smurfit-Stone Container Corp.	34,902	464,546
		1,203,046
Metals & Mining - 1.8%
Alcoa, Inc.	37,900	1,536,087
Allegheny Technologies, Inc.	5,000	524,400
Anglo Platinum Ltd.	2,100	345,863
Arcelor Mittal	5,800	361,920
Carpenter Technology Corp.	5,400	703,674
Ivanhoe Mines Ltd. (a)	6,400	90,721
Meridian Gold, Inc. (a)	53,200	1,467,256
Nucor Corp.	3,700	217,005
Reliance Steel & Aluminum Co.	15,500	872,030
Stillwater Mining Co. (a)	27,800	306,078
Sumitomo Metal Industries Ltd.	9,000	53,053
Teck Cominco Ltd. Class B (sub. vtg.)	7,900	335,208
Titanium Metals Corp.	89,618	2,858,814
		9,672,109
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	9,800	346,136
TOTAL MATERIALS		17,850,442
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	215,000	8,922,500
Cincinnati Bell, Inc.	10,600	61,268
Cogent Communications Group, Inc. (a)	8,900	265,843
Covad Communications Group, Inc. (a)	242,960	218,664
FairPoint Communications, Inc.	5,000	88,750
NeuStar, Inc. Class A (a)	17,900	518,563
Telenor ASA sponsored ADR	7,400	436,600
Verizon Communications, Inc.	73,000	3,005,410
		13,517,598
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	5,900	365,387
American Tower Corp. Class A (a)	17,870	750,540
Crown Castle International Corp. (a)	13,900	504,153
DigitalGlobe, Inc. (a)(f)	163	408
NII Holdings, Inc. (a)	7,000	565,180

	Shares	Value
Sprint Nextel Corp.	18,200	$ 376,922
Vivo Participacoes SA (PN) sponsored ADR	72,000	360,720
		2,923,310
TOTAL TELECOMMUNICATION SERVICES		16,440,908
UTILITIES - 3.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	600	27,024
DPL, Inc.	19,200	544,128
E.ON AG	3,200	534,144
Edison International	9,000	505,080
Entergy Corp.	13,600	1,459,960
PPL Corp.	24,200	1,132,318
Reliant Energy, Inc. (a)	47,300	1,274,735
		5,477,389
Gas Utilities - 0.1%
Equitable Resources, Inc.	9,300	460,908
Questar Corp.	3,000	158,550
		619,458
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	78,900	1,726,332
Constellation Energy Group, Inc.	21,600	1,882,872
Dynegy, Inc. Class A (a)	56,600	534,304
Mirant Corp. (a)	18,400	784,760
NRG Energy, Inc. (a)	77,500	3,221,675
		8,149,943
Multi-Utilities - 0.4%
CMS Energy Corp.	37,300	641,560
Public Service Enterprise Group, Inc.	14,700	1,290,366
Sempra Energy	4,200	248,766
		2,180,692
TOTAL UTILITIES		16,427,482
TOTAL COMMON STOCKS (Cost $278,957,408)		340,869,283
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	143,968
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5,000	$ 641,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,224)		785,153
Corporate Bonds - 1.4%
	Principal Amount
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	298,938
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	186,000	219,480
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	140,000	141,389
TOTAL HEALTH CARE		360,869
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	90,000	99,394
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	180,000	185,093
TOTAL CONVERTIBLE BONDS		944,294
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	7,000	7,447
9% 7/1/15	13,000	14,008
		21,455
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	30,000	27,225
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	50,000
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	20,000	20,500

	Principal Amount	Value
Service Corp. International:
6.75% 4/1/15 (f)	$ 20,000	$ 19,250
7.5% 4/1/27 (f)	20,000	19,000
		108,750
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	80,000	78,600
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	20,000	19,700
MGM Mirage, Inc.:
5.875% 2/27/14	70,000	63,000
7.5% 6/1/16	20,000	18,800
NCL Corp. Ltd. 10.625% 7/15/14	35,000	33,425
OSI Restaurant Partners, Inc. 10% 6/15/15 (f)	35,000	33,425
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	20,000	20,000
Six Flags, Inc.:
8.875% 2/1/10	40,000	39,850
9.625% 6/1/14	15,000	13,875
		320,675
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,775
Media - 0.1%
Cablevision Systems Corp. 9.82% 4/1/09 (h)	50,000	52,125
CanWest Media, Inc. 8% 9/15/12	70,000	70,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	30,000	31,425
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	83,200
CSC Holdings, Inc. 7.625% 4/1/11	40,000	39,700
EchoStar Communications Corp. 7.125% 2/1/16	40,000	39,200
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	50,000	53,000
PanAmSat Corp. 9% 6/15/16	50,000	52,625
Paxson Communications Corp.:
8.6056% 1/15/12 (f)(h)	65,000	66,056
11.6056% 1/15/13 (f)(h)	30,000	31,275
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	70,000	65,450
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)(g)	40,000	30,050
10.5% 1/15/15 (f)(g)	70,000	67,900
Valassis Communications, Inc. 8.25% 3/1/15 (f)	70,000	67,200
		749,206
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (f)	$ 20,000	$ 19,750
8% 3/15/14	60,000	60,300
Sally Holdings LLC:
9.25% 11/15/14 (f)	40,000	40,000
10.5% 11/15/16 (f)	40,000	40,100
Sonic Automotive, Inc. 8.625% 8/15/13	90,000	92,025
Toys 'R' US, Inc. 7.875% 4/15/13	70,000	63,000
United Auto Group, Inc. 7.75% 12/15/16	30,000	30,000
		345,175
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	20,000	20,150
TOTAL CONSUMER DISCRETIONARY		1,607,411
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (f)	35,000	35,000
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	35,000	36,050
Smithfield Foods, Inc. 7.75% 7/1/17	20,000	19,850
Swift & Co. 10.125% 10/1/09	40,000	41,200
		97,100
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	30,000	32,138
TOTAL CONSUMER STAPLES		164,238
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	20,000	19,975
Bristow Group, Inc. 7.5% 9/15/17 (f)	30,000	30,150
Complete Production Services, Inc. 8% 12/15/16 (f)	30,000	30,300
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	19,150
		99,575

	Principal Amount	Value
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	$ 20,000	$ 19,750
Chesapeake Energy Corp.:
6.5% 8/15/17	15,000	14,213
6.625% 1/15/16	5,000	4,825
7.5% 6/15/14	40,000	40,800
Energy Partners Ltd.:
9.75% 4/15/14 (f)	20,000	19,875
10.48% 4/15/13 (f)(h)	30,000	30,225
Forest Oil Corp. 7.25% 6/15/19 (f)	30,000	29,025
Mariner Energy, Inc. 8% 5/15/17	20,000	20,450
Massey Energy Co. 6.875% 12/15/13	40,000	36,400
Petrohawk Energy Corp. 9.125% 7/15/13	30,000	31,725
Plains Exploration & Production Co. 7% 3/15/17	30,000	28,575
Pogo Producing Co.:
6.625% 3/15/15	30,000	29,850
7.875% 5/1/13	15,000	15,338
Range Resources Corp. 7.375% 7/15/13	20,000	20,150
W&T Offshore, Inc. 8.25% 6/15/14 (f)	35,000	34,475
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	30,000	30,300
		405,976
TOTAL ENERGY		505,551
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	45,000	41,738
7.8% 6/1/12	20,000	19,425
9.8056% 4/15/12 (h)	20,000	21,450
9.875% 8/10/11	115,000	120,708
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	71,625
6.875% 9/15/11	35,000	34,213
6.875% 8/28/12	15,000	14,660
8% 11/1/31	25,000	25,500
GMAC LLC:
6% 12/15/11	30,000	28,500
6.625% 5/15/12	20,000	19,300
		397,119
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	20,000	19,400
9% 6/1/16 (f)	20,000	20,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
NSG Holdings II, LLC 7.75% 12/15/25 (f)	$ 30,000	$ 30,900
Yankee Acquisition Corp. 8.5% 2/15/15	10,000	9,775
		80,775
Insurance - 0.0%
USI Holdings Corp.:
9.23% 11/15/14 (f)(h)	20,000	19,600
9.75% 5/15/15 (f)	10,000	9,850
		29,450
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14	60,000	59,250
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	49,500
Ventas Realty LP:
6.5% 6/1/16	30,000	29,250
6.75% 4/1/17	20,000	19,750
		157,750
TOTAL FINANCIALS		665,094
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (f)	10,000	9,400
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (f)	40,000	39,100
Community Health Systems, Inc. 8.875% 7/15/15 (f)(g)	70,000	70,966
DaVita, Inc.:
6.625% 3/15/13 (f)	15,000	14,550
7.25% 3/15/15	40,000	39,400
HCA, Inc.:
6.5% 2/15/16	40,000	33,800
9.125% 11/15/14 (f)	30,000	31,575
9.25% 11/15/16 (f)	65,000	69,225
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	24,875
Skilled Healthcare Group, Inc. 11% 1/15/14	13,000	14,430
Tenet Healthcare Corp. 9.875% 7/1/14	40,000	39,500
United Surgical Partners International, Inc.:
8.875% 5/1/17 (f)	35,000	34,825
9.25% 5/1/17 pay-in-kind (f)	30,000	29,850

	Principal Amount	Value
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	$ 20,000	$ 19,850
8.7594% 6/1/15 (f)(h)	20,000	20,000
		481,946
TOTAL HEALTH CARE		491,346
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	70,000	68,250
Bombardier, Inc.:
6.3% 5/1/14 (f)	20,000	19,000
8% 11/15/14 (f)	140,000	144,200
DRS Technologies, Inc. 7.625% 2/1/18	35,000	34,825
Esterline Technologies Corp. 6.625% 3/1/17 (f)	35,000	34,038
Transdigm, Inc. 7.75% 7/15/14 (f)	20,000	20,400
		320,713
Airlines - 0.0%
Continental Airlines, Inc. 7.339% 4/19/14	20,000	19,750
Continental Airlines, Inc. 6.903% 4/19/22	10,000	9,775
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	205,000	14,350
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	21,687	21,904
		65,779
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	30,000	29,363
Aramark Corp.:
8.5% 2/1/15 (f)	35,000	35,525
8.8563% 2/1/15 (f)(h)	10,000	10,175
Cenveo Corp. 7.875% 12/1/13	105,000	102,638
Deluxe Corp. 7.375% 6/1/15 (f)	40,000	40,000
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	25,250
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,050
Rental Service Corp. 9.5% 12/1/14 (f)	20,000	20,400
		273,401
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17 (f)	10,000	10,000
7.725% 4/1/15 (f)(h)	20,000	20,150
		30,150
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	20,000	21,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (f)	$ 30,000	$ 31,500
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	20,000	20,500
7.86% 5/15/14 (h)	10,000	10,275
Hertz Corp.:
8.875% 1/1/14	30,000	31,200
10.5% 1/1/16	15,000	16,500
		78,475
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	20,000	20,950
Penhall International Corp. 12% 8/1/14 (f)	20,000	21,600
VWR Funding, Inc. 10.25% 7/15/15 (f)	40,000	40,000
		82,550
TOTAL INDUSTRIALS		903,768
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.6056% 7/15/11 (f)(h)	30,000	31,875
10.75% 7/15/16 (f)	30,000	32,925
		64,800
Electronic Equipment & Instruments - 0.0%
Solectron Global Finance Ltd. 8% 3/15/16	10,000	10,700
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	15,000	13,725
SunGard Data Systems, Inc. 9.125% 8/15/13	50,000	51,063
		64,788
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	70,000	71,050
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	30,750
Avago Technologies Finance Ltd. 10.125% 12/1/13	40,000	42,600
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (f)	30,000	28,764
9.125% 12/15/14 pay-in-kind (f)	55,000	51,909

	Principal Amount	Value
9.235% 12/15/14 (f)(h)	$ 40,000	$ 38,600
10.125% 12/15/16 (f)	15,000	14,100
		206,723
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	20,000	19,550
Open Solutions, Inc. 9.75% 2/1/15 (f)	70,000	70,000
Serena Software, Inc. 10.375% 3/15/16	30,000	32,700
		122,250
TOTAL INFORMATION TECHNOLOGY		540,311
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	35,000	34,650
10.75% 10/15/16	20,000	19,900
Lyondell Chemical Co.:
6.875% 6/15/17	20,000	19,450
8.25% 9/15/16	20,000	20,725
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	60,000	60,150
Phibro Animal Health Corp. 10% 8/1/13 (f)	20,000	20,900
PolyOne Corp. 8.875% 5/1/12	35,000	35,525
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	20,000	20,700
		232,000
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	51,250
8.75% 11/15/12	25,000	26,188
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	35,000	33,775
		111,213
Metals & Mining - 0.0%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	20,000	22,025
10.625% 9/1/16 (f)	30,000	35,288
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	30,000	31,575
8.375% 4/1/17	35,000	37,275
Novelis, Inc. 7.25% 2/15/15	20,000	20,550
PNA Group, Inc. 10.75% 9/1/16 (f)	10,000	10,900
		157,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	$ 25,000	$ 24,125
8.125% 5/15/11	120,000	121,800
		145,925
TOTAL MATERIALS		646,751
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (h)	30,000	30,600
Intelsat Ltd. 9.25% 6/15/16	80,000	84,600
Level 3 Financing, Inc.:
8.75% 2/15/17 (f)	20,000	19,725
9.15% 2/15/15 (f)(h)	20,000	19,900
9.25% 11/1/14	70,000	70,263
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	59,700
Qwest Corp.:
8.61% 6/15/13 (h)	90,000	98,550
8.875% 3/15/12	45,000	48,488
Telecom Italia Capital SA 7.2% 7/18/36	25,000	25,702
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	23,000
Windstream Corp.:
7% 3/15/19	10,000	9,525
8.125% 8/1/13	15,000	15,694
8.625% 8/1/16	40,000	42,200
		547,947
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	25,000	26,813
Centennial Communications Corp. 10% 1/1/13	20,000	21,450
Cricket Communications, Inc. 9.375% 11/1/14	25,000	25,750
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40,000	37,600
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	20,000	20,600
		132,213
TOTAL TELECOMMUNICATION SERVICES		680,160

	Principal Amount	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	$ 50,000	$ 51,625
Reliant Energy, Inc. 7.875% 6/15/17	40,000	39,000
		90,625
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	115,000	121,325
9.5% 6/1/09	59,000	61,655
Mirant North America LLC 7.375% 12/31/13	20,000	20,750
NRG Energy, Inc.:
7.25% 2/1/14	50,000	50,125
7.375% 2/1/16	65,000	65,163
7.375% 1/15/17	65,000	65,325
		384,343
TOTAL UTILITIES		474,968
TOTAL NONCONVERTIBLE BONDS		6,679,598
TOTAL CORPORATE BONDS (Cost $7,558,916)		7,623,892
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bonds 6.25% 5/15/30 (Cost $82,899)	70,000	80,008
Floating Rate Loans - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (h) (Cost $20,000)	20,000	19,975
Fixed-Income Funds - 32.1%
	Shares
Fidelity VIP Investment Grade Central Fund (i) (Cost $177,908,096)	1,725,558	174,557,423
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	17,884,384	$ 17,884,384
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,911,125	2,911,125
TOTAL MONEY MARKET FUNDS (Cost $20,795,509)		20,795,509

TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $485,952,052)		544,731,243

NET OTHER ASSETS - (0.1)%		(804,961)
NET ASSETS - 100%		$ 543,926,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,689,605 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,584 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
UraMin, Inc.	3/7/07	$ 88,748
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 476,758
Fidelity Securities Lending Cash Central Fund	15,231
Fidelity VIP Investment Grade Central Fund	3,884,890
Total	$ 4,376,879

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity VIP Investment Grade Central Fund	$ 126,409,386	$ 51,088,840	$ -	$ 174,557,423	5.7%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.4%
AAA,AA,A	9.7%
BBB	5.3%
BB	1.1%
B	0.8%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	62.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Canada	1.5%
United Kingdom	1.2%
Others (individually less than 1%)	7.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,807,730) - See accompanying schedule: Unaffiliated issuers (cost $287,248,447)	$ 349,378,311
Fidelity Central Funds (cost $198,703,605)	195,352,932
Total Investments (cost $485,952,052)		$ 544,731,243
Foreign currency held at value (cost $11,757)		11,801
Receivable for investments sold		2,835,521
Receivable for fund shares sold		1,490,664
Dividends receivable		254,124
Interest receivable		137,525
Distributions receivable from Fidelity Central Funds		779,518
Prepaid expenses		871
Other receivables		3,875
Total assets		550,245,142

Liabilities
Payable to custodian bank	$ 22,686
Payable for investments purchased Regular delivery	2,385,330
Delayed delivery	282,556
Payable for fund shares redeemed	356,332
Accrued management fee	182,956
Distribution fees payable	18,671
Other affiliated payables	65,130
Other payables and accrued expenses	94,074
Collateral on securities loaned, at value	2,911,125
Total liabilities		6,318,860

Net Assets		$ 543,926,282
Net Assets consist of:
Paid in capital		$ 464,970,313
Undistributed net investment income		5,115,430
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,059,770
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,780,769
Net Assets		$ 543,926,282

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($291,279,130 ÷ 18,248,456 shares)	$ 15.96

Service Class: Net Asset Value, offering price and redemption price per share ($13,326,346 ÷ 838,779 shares)	$ 15.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($86,409,648 ÷ 5,476,116 shares)	$ 15.78

Investor Class: Net Asset Value, offering price and redemption price per share ($152,911,158 ÷ 9,608,949 shares)	$ 15.91

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,044,357
Interest		225,085
Income from Fidelity Central Funds		4,376,879
Total income		6,646,321

Expenses
Management fee	$ 996,561
Transfer agent fees	233,359
Distribution fees	94,082
Accounting and security lending fees	119,083
Custodian fees and expenses	61,183
Independent trustees' compensation	727
Audit	35,066
Legal	797
Miscellaneous	26,926
Total expenses before reductions	1,567,784
Expense reductions	(4,306)	1,563,478
Net investment income (loss)		5,082,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,337,760
Foreign currency transactions	(360)
Capital Gain distributions from Fidelity Central Funds	99,337
Total net realized gain (loss)		15,436,737
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $720)	17,361,287
Assets and liabilities in foreign currencies	(758)
Total change in net unrealized appreciation (depreciation)		17,360,529
Net gain (loss)		32,797,266
Net increase (decrease) in net assets resulting from operations		$ 37,880,109

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,082,843	$ 8,338,209
Net realized gain (loss)	15,436,737	17,701,445
Change in net unrealized appreciation (depreciation)	17,360,529	17,350,510
Net increase (decrease) in net assets resulting from operations	37,880,109	43,390,164
Distributions to shareholders from net investment income	(8,252,470)	(7,200,897)
Distributions to shareholders from net realized gain	(17,726,464)	(11,938,214)
Total distributions	(25,978,934)	(19,139,111)
Share transactions - net increase (decrease)	92,569,647	65,831,764
Total increase (decrease) in net assets	104,470,822	90,082,817

Net Assets
Beginning of period	439,455,460	349,372,643
End of period (including undistributed net investment income of $5,115,430 and undistributed net investment income of $8,419,486, respectively)	$ 543,926,282	$ 439,455,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Income from Investment Operations
Net investment income (loss) E	.17	.33	.31	.36 H	.30	.36
Net realized and unrealized gain (loss)	1.06	1.34	.50	.39	1.78	(1.53)
Total from investment operations	1.23	1.67	.81	.75	2.08	(1.17)
Distributions from net investment income	(.29)	(.31)	(.37)	(.28)	(.36)	(.39)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.91)	(.81)	(.38)	(.28)	(.36)	(.39)
Net asset value, end of period	$ 15.96	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16
Total Return B, C, D	8.23%	11.78%	5.77%	5.47%	17.72%	(8.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	.58% A	.61%	.58%	.56%	.59%	.57%
Expenses net of fee waivers, if any	.58% A	.61%	.58%	.56%	.59%	.57%
Expenses net of all reductions	.58% A	.59%	.54%	.56%	.58%	.55%
Net investment income (loss)	2.15% A	2.20%	2.22%	2.60%	2.32%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,279	$ 281,594	$ 276,343	$ 291,176	$ 295,656	$ 235,064
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Income from Investment Operations
Net investment income (loss) E	.16	.31	.30	.34 H	.28	.34
Net realized and unrealized gain (loss)	1.07	1.33	.48	.40	1.77	(1.51)
Total from investment operations	1.23	1.64	.78	.74	2.05	(1.17)
Distributions from net investment income	(.27)	(.29)	(.35)	(.27)	(.35)	(.38)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.89)	(.79)	(.36)	(.27)	(.35)	(.38)
Net asset value, end of period	$ 15.89	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11
Total Return B, C, D	8.26%	11.64%	5.61%	5.42%	17.53%	(8.75)%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.72%	.68%	.67%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.72%	.68%	.67%	.69%	.67%
Expenses net of all reductions	.69% A	.69%	.65%	.67%	.68%	.65%
Net investment income (loss)	2.04% A	2.09%	2.12%	2.50%	2.22%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,326	$ 14,247	$ 18,181	$ 21,228	$ 21,903	$ 20,019
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.15	.28	.27	.32 H	.26	.32
Net realized and unrealized gain (loss)	1.06	1.33	.50	.38	1.77	(1.51)
Total from investment operations	1.21	1.61	.77	.70	2.03	(1.19)
Distributions from net investment income	(.27)	(.27)	(.34)	(.25)	(.33)	(.37)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.89)	(.77)	(.35)	(.25)	(.33)	(.37)
Net asset value, end of period	$ 15.78	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05
Total Return B, C, D	8.13%	11.50%	5.53%	5.15%	17.41%	(8.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.87%	.83%	.82%	.84%	.83%
Expenses net of fee waivers, if any	.83% A	.87%	.83%	.82%	.84%	.83%
Expenses net of all reductions	.83% A	.84%	.80%	.82%	.84%	.81%
Net investment income (loss)	1.90% A	1.94%	1.95%	2.35%	2.06%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,410	$ 56,139	$ 40,716	$ 37,020	$ 29,485	$ 18,577
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.16	.31	.11
Net realized and unrealized gain (loss)	1.07	1.32	.70
Total from investment operations	1.23	1.63	.81
Distributions from net investment income	(.29)	(.31)	-
Distributions from net realized gain	(.62)	(.50)	-
Total distributions	(.91)	(.81)	-
Net asset value, end of period	$ 15.91	$ 15.59	$ 14.77
Total Return B, C, D	8.22%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.73%	.76% A
Expenses net of fee waivers, if any	.69% A	.73%	.76% A
Expenses net of all reductions	.69% A	.71%	.73% A
Net investment income (loss)	2.04% A	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,911	$ 87,476	$ 14,133
Portfolio turnover rate G	44% A	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

VIP Balanced Portfolio

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships, financing transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 69,977,956
Unrealized depreciation	(7,803,023)
Net unrealized appreciation (depreciation)	$ 62,174,933
Cost for federal income tax purposes	$ 482,556,310

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $177,644,734 and $102,049,594, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 6,813
Service Class 2	87,269
$ 94,082

VIP Balanced Portfolio

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 97,191
Service Class	5,380
Service Class 2	25,010
Investor Class	105,778
$ 233,359

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $955 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,231.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,843 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,366.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 71% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 5,216,203	$ 5,648,168
Service Class	236,034	346,499
Service Class 2	1,023,200	759,239
Investor Class	1,777,033	446,991
Total	$ 8,252,470	$ 7,200,897
From net realized gain
Initial Class	$ 11,000,156	$ 9,229,031
Service Class	538,019	599,479
Service Class 2	2,375,971	1,395,661
Investor Class	3,812,318	714,043
Total	$ 17,726,464	$ 11,938,214

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	553,934	1,241,550	$ 8,662,713	$ 18,332,029
Reinvestment of distributions	1,074,643	1,039,636	16,216,359	14,877,199
Shares redeemed	(1,390,553)	(2,970,279)	(21,632,037)	(43,945,090)
Net increase (decrease)	238,024	(689,093)	$ 3,247,035	$ (10,735,862)
Service Class
Shares sold	2,745	12,787	$ 42,431	$ 183,548
Reinvestment of distributions	51,535	66,384	774,053	945,978
Shares redeemed	(131,493)	(399,681)	(2,038,534)	(5,859,260)
Net increase (decrease)	(77,213)	(320,510)	$ (1,222,050)	$ (4,729,734)
Service Class 2
Shares sold	1,946,833	3,031,190	$ 30,088,310	$ 44,688,943
Reinvestment of distributions	227,674	151,860	3,399,171	2,154,900
Shares redeemed	(329,843)	(2,335,926)	(5,086,685)	(34,243,751)
Net increase (decrease)	1,844,664	847,124	$ 28,400,796	$ 12,600,092

VIP Balanced Portfolio

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Investor Class
Shares sold	3,722,381	4,881,408	$ 58,023,926	$ 72,088,001
Reinvestment of distributions	371,385	81,248	5,589,351	1,161,034
Shares redeemed	(94,371)	(310,216)	(1,469,411)	(4,551,767)
Net increase (decrease)	3,999,395	4,652,440	$ 62,143,866	$ 68,697,268

Semiannual Report

VIP Balanced Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0807
1.705697.109

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,101.70	$ 4.06
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class
Actual	$ 1,000.00	$ 1,101.20	$ 4.53
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Service Class 2
Actual	$ 1,000.00	$ 1,100.00	$ 5.42
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21
Investor Class
Actual	$ 1,000.00	$ 1,101.70	$ 4.64
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.78%
Service Class	.87%
Service Class 2	1.04%
Investor Class	.89%

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.2	4.6
Biogen Idec, Inc.	4.1	3.2
Monsanto Co.	4.0	3.3
Qwest Communications International, Inc.	3.4	3.2
AMR Corp.	3.4	1.3
Alstom SA	3.3	1.9
Burlington Northern Santa Fe Corp.	2.3	2.5
Elan Corp. PLC sponsored ADR	2.2	1.6
Morgan Stanley	2.2	3.1
American Tower Corp. Class A	2.0	2.0
	31.1
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	29.7	21.5
Consumer Discretionary	19.9	19.2
Telecommunication Services	10.5	8.5
Health Care	9.6	12.0
Financials	8.6	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 99.2%		Stocks 99.0%
	Bonds 0.1%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	24.0%	** Foreign investments	20.8%

VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Automobiles - 2.6%
Fiat SpA	30,226	$ 903,246
Ford Motor Co.	84,800	798,816
General Motors Corp.	12,600	476,280
Renault SA	4,300	693,757
		2,872,099
Diversified Consumer Services - 0.3%
Corinthian Colleges, Inc. (a)	18,604	303,059
Hotels, Restaurants & Leisure - 3.3%
Accor SA	25,400	2,259,214
Compass Group PLC	42,400	294,383
Orient Express Hotels Ltd. Class A	9,900	528,660
Paddy Power PLC (Ireland)	11,100	346,575
Six Flags, Inc.	40,400	246,036
		3,674,868
Household Durables - 1.3%
Whirlpool Corp.	13,094	1,456,053
Media - 5.7%
EchoStar Communications Corp. Class A (a)	16,100	698,257
Mediacom Communications Corp. Class A (a)	36,149	350,284
Pearson PLC	35,300	597,568
The Walt Disney Co.	137,400	4,690,834
		6,336,943
Multiline Retail - 1.1%
Macy's, Inc.	7,200	286,416
Saks, Inc.	44,200	943,670
		1,230,086
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	21,900	1,598,262
American Eagle Outfitters, Inc.	17,356	445,355
bebe Stores, Inc.	27,600	441,876
Guess?, Inc.	20,300	975,212
Tiffany & Co., Inc.	9,800	519,988
Wet Seal, Inc. Class A (a)	36,200	217,562
		4,198,255
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (a)	13,300	630,287
Deckers Outdoor Corp. (a)	11,200	1,130,080
VF Corp.	4,700	430,426
		2,190,793
TOTAL CONSUMER DISCRETIONARY		22,262,156

	Shares	Value
CONSUMER STAPLES - 1.6%
Beverages - 1.2%
Remy Cointreau SA	1,500	$ 112,569
The Coca-Cola Co.	22,500	1,176,975
		1,289,544
Food & Staples Retailing - 0.4%
Tesco PLC	56,800	482,800
TOTAL CONSUMER STAPLES		1,772,344
ENERGY - 2.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd. (NY Shares)	7,300	620,062
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	7,400	580,900
Marathon Oil Corp.	16,000	959,360
Sunoco, Inc.	2,600	207,168
Tesoro Corp.	2,600	148,590
Williams Companies, Inc.	3,200	101,184
		1,997,202
TOTAL ENERGY		2,617,264
FINANCIALS - 8.6%
Capital Markets - 7.7%
Credit Suisse Group sponsored ADR	4,300	305,128
E*TRADE Financial Corp.	33,300	735,597
Fortress Investment Group LLC	2,650	63,123
Goldman Sachs Group, Inc.	9,000	1,950,750
Janus Capital Group, Inc.	20,400	567,936
Jefferies Group, Inc.	28,301	763,561
Man Group plc	122,930	1,503,351
Morgan Stanley	29,600	2,482,848
T. Rowe Price Group, Inc.	5,300	275,017
		8,647,311
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	16,900	616,850
Jones Lang LaSalle, Inc.	2,600	295,100
		911,950
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc. (a)	3,775	42,997
TOTAL FINANCIALS		9,602,258
HEALTH CARE - 9.6%
Biotechnology - 4.6%
Biogen Idec, Inc. (a)	86,651	4,635,829
Cephalon, Inc. (a)	1,100	88,429
Molecular Insight Pharmaceuticals, Inc.	1,300	12,272
Tanox, Inc. (a)	21,700	421,197
		5,157,727
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (d)	21,180	$ 965,173
VCA Antech, Inc. (a)	22,000	829,180
		1,794,353
Life Sciences Tools & Services - 0.2%
Techne Corp. (a)	3,337	190,910
Pharmaceuticals - 3.2%
Elan Corp. PLC sponsored ADR (a)	113,745	2,494,428
Merck & Co., Inc.	19,900	991,020
Shire PLC sponsored ADR	1,100	81,543
		3,566,991
TOTAL HEALTH CARE		10,709,981
INDUSTRIALS - 29.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.	17,300	1,353,206
Lockheed Martin Corp.	6,400	602,432
Raytheon Co.	14,429	777,579
United Technologies Corp.	7,500	531,975
		3,265,192
Airlines - 8.1%
AMR Corp. (a)	143,500	3,781,225
Continental Airlines, Inc. Class B (a)	54,100	1,832,367
Ryanair Holdings PLC sponsored ADR (a)	24,300	917,325
UAL Corp. (a)	33,781	1,371,171
US Airways Group, Inc. (a)	40,000	1,210,800
		9,112,888
Building Products - 0.6%
Assa Abloy AB (B Shares)	12,800	283,534
Compagnie de St. Gobain	3,300	372,349
		655,883
Commercial Services & Supplies - 1.2%
Fuel Tech, Inc. (a)	9,138	312,977
RPS Group PLC	12,200	85,868
Stericycle, Inc. (a)	18,184	808,461
The Brink's Co.	3,000	185,670
		1,392,976
Electrical Equipment - 5.6%
ABB Ltd. sponsored ADR	70,800	1,600,080
Alstom SA (d)	21,700	3,648,190
Schneider Electric SA	7,005	987,211
		6,235,481
Industrial Conglomerates - 0.8%
Siemens AG sponsored ADR	6,410	917,015
Machinery - 4.1%
Atlas Copco AB (A Shares)	15,800	265,667
Cummins, Inc.	7,383	747,233

	Shares	Value
Deere & Co.	9,360	$ 1,130,126
Force Protection, Inc. (a)	7,619	157,256
Invensys PLC (a)	112,900	868,317
Kennametal, Inc.	9,300	762,879
SPX Corp.	6,900	605,889
		4,537,367
Road & Rail - 6.3%
Burlington Northern Santa Fe Corp.	30,550	2,601,027
CSX Corp.	5,500	247,940
Hertz Global Holdings, Inc.	51,700	1,373,669
Norfolk Southern Corp.	30,542	1,605,593
Union Pacific Corp.	10,500	1,209,075
		7,037,304
TOTAL INDUSTRIALS		33,154,106
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	39,200	1,091,720
Harris Corp.	14,500	790,975
		1,882,695
Computers & Peripherals - 1.3%
Apple, Inc. (a)	4,300	524,772
Diebold, Inc.	17,606	919,033
		1,443,805
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	7,600	369,664
DealerTrack Holdings, Inc. (a)	25,442	937,283
Equinix, Inc. (a)	3,200	292,704
The Knot, Inc. (a)	25,766	520,216
ValueClick, Inc. (a)	19,700	580,362
		2,700,229
IT Services - 0.4%
Mastercard, Inc. Class A	2,600	431,262
Semiconductors & Semiconductor Equipment - 1.7%
ANADIGICS, Inc. (a)	28,933	398,986
Infineon Technologies AG sponsored ADR (a)	51,400	849,642
Micron Technology, Inc. (a)	57,800	724,234
		1,972,862
Software - 0.6%
Business Objects SA sponsored ADR (a)	17,503	679,817
TOTAL INFORMATION TECHNOLOGY		9,110,670
MATERIALS - 7.5%
Chemicals - 6.4%
Airgas, Inc.	5,200	249,080
Bayer AG sponsored ADR	8,200	617,460
Ecolab, Inc.	12,000	512,400
Monsanto Co.	66,821	4,513,090
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rhodia SA (a)	7,009	$ 318,729
Syngenta AG sponsored ADR	24,300	945,999
		7,156,758
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	6,860	719,477
Titanium Metals Corp.	14,747	470,429
		1,189,906
TOTAL MATERIALS		8,346,664
TELECOMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 7.0%
AT&T, Inc.	36,700	1,523,050
Cable & Wireless PLC	52,400	204,662
Cbeyond, Inc. (a)	9,718	374,240
France Telecom SA	16,800	461,664
Qwest Communications International, Inc. (a)	393,600	3,817,920
Verizon Communications, Inc.	34,600	1,424,482
		7,806,018
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	54,800	2,301,600
Centennial Communications Corp. Class A (a)	42,618	404,445
Dobson Communications Corp. Class A (a)	55,600	617,716
NII Holdings, Inc. (a)	8,000	645,920
		3,969,681
TOTAL TELECOMMUNICATION SERVICES		11,775,699
UTILITIES - 1.5%
Electric Utilities - 0.0%
Enernoc, Inc.	300	11,439
Gas Utilities - 0.1%
Questar Corp.	3,200	169,120
Independent Power Producers & Energy Traders - 1.4%
EDF Energies Nouvelles SA	9,972	655,236
International Power PLC	100,000	862,479
		1,517,715
TOTAL UTILITIES		1,698,274
TOTAL COMMON STOCKS (Cost $90,634,824)		111,049,416
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 200,000	$ 13,000
7.9% 12/15/09 (a)	60,000	4,200
8.3% 12/15/29 (a)	610,000	42,700
9% 5/15/16 (a)	70,000	4,550
9.75% 5/15/21 (a)	40,000	2,600
10% 8/15/08 (a)	110,000	7,700
10.375% 2/1/11 (a)	60,000	3,900
		78,650
TOTAL NONCONVERTIBLE BONDS (Cost $33,584)		78,650
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	2,705,446	2,705,446
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	4,476,250	4,476,250
TOTAL MONEY MARKET FUNDS (Cost $7,181,696)		7,181,696
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $97,850,104)	118,309,762
NET OTHER ASSETS - (5.7)%	(6,338,876)
NET ASSETS - 100%	$ 111,970,886
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,230
Fidelity Securities Lending Cash Central Fund	6,512
Total	$ 88,742
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.0%
France	9.1%
United Kingdom	4.6%
Ireland	3.3%
Switzerland	2.5%
Germany	2.2%
Others (individually less than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,323,727) - See accompanying schedule: Unaffiliated issuers (cost $90,668,408)	$ 111,128,066
Fidelity Central Funds (cost $7,181,696)	7,181,696
Total Investments (cost $97,850,104)		$ 118,309,762
Receivable for investments sold		636,948
Receivable for fund shares sold		1,941
Dividends receivable		67,705
Distributions receivable from Fidelity Central Funds		14,414
Prepaid expenses		261
Other receivables		1,233
Total assets		119,032,264

Liabilities
Payable for investments purchased	$ 1,892,676
Payable for fund shares redeemed	586,798
Accrued management fee	52,648
Distribution fees payable	5,027
Other affiliated payables	13,018
Other payables and accrued expenses	34,961
Collateral on securities loaned, at value	4,476,250
Total liabilities		7,061,378

Net Assets		$ 111,970,886
Net Assets consist of:
Paid in capital		$ 85,614,893
Undistributed net investment income		160,890
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,735,314
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,459,789
Net Assets		$ 111,970,886

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($54,027,484 ÷ 5,163,045 shares)	$ 10.46

Service Class: Net Asset Value, offering price and redemption price per share ($869,078 ÷ 83,579 shares)	$ 10.40

Service Class 2: Net Asset Value, offering price and redemption price per share ($23,714,746 ÷ 2,302,460 shares)	$ 10.30

Investor Class: Net Asset Value, offering price and redemption price per share ($33,359,578 ÷ 3,190,021 shares)	$ 10.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 561,138
Interest		41
Income from Fidelity Central Funds		88,742
Total income		649,921

Expenses
Management fee	$ 315,637
Transfer agent fees	59,438
Distribution fees	30,461
Accounting and security lending fees	22,165
Custodian fees and expenses	20,750
Independent trustees' compensation	174
Audit	26,061
Legal	202
Miscellaneous	11,333
Total expenses before reductions	486,221
Expense reductions	(3,257)	482,964
Net investment income (loss)		166,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,970,219
Foreign currency transactions	(1,004)
Total net realized gain (loss)		5,969,215
Change in net unrealized appreciation (depreciation) on: Investment securities	4,494,836
Assets and liabilities in foreign currencies	125
Total change in net unrealized appreciation (depreciation)		4,494,961
Net gain (loss)		10,464,176
Net increase (decrease) in net assets resulting from operations		$ 10,631,133

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,957	$ 428,327
Net realized gain (loss)	5,969,215	4,964,883
Change in net unrealized appreciation (depreciation)	4,494,961	6,045,711
Net increase (decrease) in net assets resulting from operations	10,631,133	11,438,921
Distributions to shareholders from net investment income	-	(477,277)
Distributions to shareholders from net realized gain	(1,383,817)	(2,812,139)
Total distributions	(1,383,817)	(3,289,416)
Share transactions - net increase (decrease)	(3,920,239)	14,557,067
Total increase (decrease) in net assets	5,327,077	22,706,572

Net Assets
Beginning of period	106,643,809	83,937,237
End of period (including undistributed net investment income of $160,890 and undistributed net investment income of $0, respectively)	$ 111,970,886	$ 106,643,809

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 8.71	$ 7.19	$ 7.09	$ 5.65	$ 6.10
Income from Investment Operations
Net investment income (loss) E	.02	.04	.02 H	(.03) I	(.02)	.02
Net realized and unrealized gain (loss)	.95	1.17	1.50	.13	1.46	(.46)
Total from investment operations	.97	1.21	1.52	.10	1.44	(.44)
Distributions from net investment income	-	(.05)	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.26)	-	-	-	-
Total distributions	(.12)	(.31)	-	-	-	(.01)
Net asset value, end of period	$ 10.46	$ 9.61	$ 8.71	$ 7.19	$ 7.09	$ 5.65
Total Return B, C, D	10.17%	13.97%	21.14%	1.41%	25.49%	(7.21)%
Ratios to Average Net Assets F, J
Expenses before reductions	.78% A	.78%	.88%	.98%	1.83%	2.64%
Expenses net of fee waivers, if any	.78% A	.78%	.85%	.98%	1.06%	1.50%
Expenses net of all reductions	.77% A	.77%	.76%	.91%	.96%	1.38%
Net investment income (loss)	.38% A	.48%	.21% H	(.48)% I	(.30)%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,027	$ 59,549	$ 57,609	$ 19,486	$ 16,684	$ 719
Portfolio turnover rate G	159% A	161%	201%	226%	307%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .07%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 8.65	$ 7.15	$ 7.06	$ 5.64	$ 6.09
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01 H	(.04) I	(.04)	.01
Net realized and unrealized gain (loss)	.95	1.17	1.49	.13	1.46	(.45)
Total from investment operations	.96	1.21	1.50	.09	1.42	(.44)
Distributions from net investment income	-	(.04)	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.26)	-	-	-	-
Total distributions	(.12)	(.30)	-	-	-	(.01)
Net asset value, end of period	$ 10.40	$ 9.56	$ 8.65	$ 7.15	$ 7.06	$ 5.64
Total Return B, C, D	10.12%	13.99%	20.98%	1.27%	25.18%	(7.22)%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.88%	.99%	1.07%	1.92%	2.61%
Expenses net of fee waivers, if any	.87% A	.88%	.96%	1.07%	1.38%	1.60%
Expenses net of all reductions	.87% A	.87%	.88%	1.00%	1.29%	1.48%
Net investment income (loss)	.29% A	.38%	.11% H	(.57)% I	(.63)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 869	$ 910	$ 879	$ 644	$ 852	$ 773
Portfolio turnover rate G	159% A	161%	201%	226%	307%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.58	$ 7.11	$ 7.02	$ 5.62	$ 6.09
Income from Investment Operations
Net investment income (loss) E	.01	.02	- H, K	(.05) I	(.05)	- K
Net realized and unrealized gain (loss)	.93	1.16	1.47	.14	1.45	(.46)
Total from investment operations	.94	1.18	1.47	.09	1.40	(.46)
Distributions from net investment income	-	(.02)	-	-	-	(.01)
Distributions from net realized gain	(.12)	(.26)	-	-	-	-
Total distributions	(.12)	(.28)	-	-	-	(.01)
Net asset value, end of period	$ 10.30	$ 9.48	$ 8.58	$ 7.11	$ 7.02	$ 5.62
Total Return B, C, D	10.00%	13.81%	20.68%	1.28%	24.91%	(7.55)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.04% A	1.05%	1.18%	1.26%	2.10%	2.79%
Expenses net of fee waivers, if any	1.04% A	1.05%	1.11%	1.25%	1.51%	1.75%
Expenses net of all reductions	1.04% A	1.04%	1.03%	1.17%	1.41%	1.63%
Net investment income (loss)	.12% A	.21%	(.04)% H	(.74)% I	(.75)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,715	$ 23,720	$ 18,208	$ 12,928	$ 10,772	$ 6,209
Portfolio turnover rate G	159% A	161%	201%	226%	307%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 8.71	$ 7.89
Income from Investment Operations
Net investment income (loss) E	.01	.03	- J
Net realized and unrealized gain (loss)	.96	1.17	.82
Total from investment operations	.97	1.20	.82
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	(.12)	(.26)	-
Total distributions	(.12)	(.30)	-
Net asset value, end of period	$ 10.46	$ 9.61	$ 8.71
Total Return B, C, D	10.17%	13.87%	10.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.90%	1.04% A
Expenses net of fee waivers, if any	.89% A	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.92% A
Net investment income (loss)	.27% A	.36%	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,360	$ 22,464	$ 7,241
Portfolio turnover rate G	159% A	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,722,671
Unrealized depreciation	(1,342,250)
Net unrealized appreciation (depreciation)	$ 20,380,421
Cost for federal income tax purposes	$ 97,929,341

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

VIP Dynamic Capital Appreciation Portfolio

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,837,087 and $91,682,564, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 462
Service Class 2	29,999
$ 30,461

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 21,222
Service Class	311
Service Class 2	10,597
Investor Class	27,308
$ 59,438

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $796 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $134 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,512.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,232 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 78% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 328,647
Service Class	-	3,418
Service Class 2	-	53,279
Investor Class	-	91,933
Total	$ -	$ 477,277
From net realized gain
Initial Class	$ 749,237	$ 1,564,621
Service Class	13,485	24,015
Service Class 2	302,839	629,659
Investor Class	318,256	593,844
Total	$ 1,383,817	$ 2,812,139

VIP Dynamic Capital Appreciation Portfolio

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	459,094	2,831,511	$ 4,572,593	$ 26,393,812
Reinvestment of distributions	76,219	199,398	749,237	1,893,269
Shares redeemed	(1,567,555)	(3,451,889)	(15,683,061)	(31,710,043)
Net increase (decrease)	(1,032,242)	(420,980)	$ (10,361,231)	$ (3,422,962)
Service Class
Shares sold	19,031	23,129	$ 189,885	$ 212,077
Reinvestment of distributions	1,380	2,903	13,485	27,433
Shares redeemed	(32,088)	(32,340)	(309,963)	(293,400)
Net increase (decrease)	(11,677)	(6,308)	$ (106,593)	$ (53,890)
Service Class 2
Shares sold	302,867	1,371,579	$ 2,988,822	$ 12,518,023
Reinvestment of distributions	31,285	72,886	302,839	682,938
Shares redeemed	(535,036)	(1,062,736)	(5,234,760)	(9,658,688)
Net increase (decrease)	(200,884)	381,729	$ (1,943,099)	$ 3,542,273
Investor Class
Shares sold	1,080,687	3,161,489	$ 10,781,371	$ 29,326,508
Reinvestment of distributions	32,376	72,152	318,256	685,776
Shares redeemed	(260,296)	(1,727,937)	(2,608,943)	(15,520,638)
Net increase (decrease)	852,767	1,505,704	$ 8,490,684	$ 14,491,646

Semiannual Report

VIP Dynamic Capital Appreciation Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0807
1.761772.106

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Growth & Income Portfolio

VIP Growth & Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,082.30	$ 3.05
HypotheticalA	$ 1,000.00	$ 1,021.87	$ 2.96
Service Class
Actual	$ 1,000.00	$ 1,081.90	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 1,081.20	$ 4.33
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class
Actual	$ 1,000.00	$ 1,082.50	$ 3.67
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.59%
Service Class	.69%
Service Class 2.84%
Investor Class	.71%

Semiannual Report

VIP Growth & Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.8	4.1
General Electric Co.	3.5	5.0
Exxon Mobil Corp.	3.0	2.5
Microsoft Corp.	2.4	3.5
Cisco Systems, Inc.	2.2	1.9
Citigroup, Inc.	2.1	1.0
Procter & Gamble Co.	1.9	2.5
AT&T, Inc.	1.8	1.5
Google, Inc. Class A (sub. vtg.)	1.7	1.3
United Technologies Corp.	1.5	1.2
	23.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	23.6
Information Technology	19.9	20.6
Health Care	12.3	13.5
Industrials	12.2	11.6
Energy	10.9	9.5
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 96.8%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	10.2%	** Foreign investments	11.1%

VIP Growth & Income Portfolio

VIP Growth & Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.2%
General Motors Corp. (d)	99,600	$ 3,764,880
Hotels, Restaurants & Leisure - 0.7%
Jamba, Inc. (a)(d)	398,750	3,644,575
Starbucks Corp. (a)	168,450	4,420,128
Starwood Hotels & Resorts Worldwide, Inc.	45,000	3,018,150
		11,082,853
Household Durables - 1.2%
D.R. Horton, Inc.	150,100	2,991,493
Koninklijke Philips Electronics NV (NY Shares)	152,000	6,432,640
Toll Brothers, Inc. (a)	163,700	4,089,226
Whirlpool Corp.	43,000	4,781,600
		18,294,959
Media - 1.6%
E.W. Scripps Co. Class A	57,900	2,645,451
News Corp. Class B	207,300	4,755,462
Time Warner, Inc.	772,700	16,257,608
		23,658,521
Multiline Retail - 2.4%
Family Dollar Stores, Inc.	152,500	5,233,800
JCPenney Co., Inc.	50,300	3,640,714
Nordstrom, Inc. (d)	65,800	3,363,696
Sears Holdings Corp. (a)	34,600	5,864,700
Target Corp.	284,100	18,068,760
		36,171,670
Specialty Retail - 1.6%
Best Buy Co., Inc.	69,000	3,220,230
Lowe's Companies, Inc.	261,500	8,025,435
PETsMART, Inc.	117,400	3,809,630
Staples, Inc.	189,302	4,492,136
Tiffany & Co., Inc.	95,300	5,056,618
		24,604,049
TOTAL CONSUMER DISCRETIONARY		117,576,932
CONSUMER STAPLES - 6.0%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	39,100	3,615,186
PepsiCo, Inc.	80,400	5,213,940
		8,829,126
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	218,900	7,978,905
Wal-Mart Stores, Inc.	273,200	13,143,652
		21,122,557
Food Products - 0.9%
Nestle SA sponsored ADR	150,500	14,395,325

	Shares	Value
Household Products - 2.3%
Colgate-Palmolive Co.	106,600	$ 6,913,010
Procter & Gamble Co.	466,800	28,563,492
		35,476,502
Tobacco - 0.8%
Altria Group, Inc.	164,960	11,570,294
TOTAL CONSUMER STAPLES		91,393,804
ENERGY - 10.9%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	133,300	11,214,529
Cameron International Corp. (a)	258,800	18,496,436
Diamond Offshore Drilling, Inc.	18,000	1,828,080
Halliburton Co.	84,817	2,926,187
Nabors Industries Ltd. (a)	156,700	5,230,646
Schlumberger Ltd. (NY Shares)	268,200	22,780,908
Smith International, Inc.	247,200	14,495,808
		76,972,594
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	107,600	3,722,960
Devon Energy Corp.	66,400	5,198,456
EOG Resources, Inc.	92,600	6,765,356
Exxon Mobil Corp.	547,564	45,929,668
Peabody Energy Corp.	83,900	4,059,082
Petroplus Holdings AG	28,792	2,964,991
Plains Exploration & Production Co. (a)	148,700	7,109,347
Ultra Petroleum Corp. (a)	64,290	3,551,380
Valero Energy Corp.	131,300	9,697,818
		88,999,058
TOTAL ENERGY		165,971,652
FINANCIALS - 20.7%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	129,200	8,213,244
Charles Schwab Corp.	398,080	8,168,602
E*TRADE Financial Corp.	90,800	2,005,772
Franklin Resources, Inc.	42,200	5,590,234
Goldman Sachs Group, Inc.	36,800	7,976,400
Investors Financial Services Corp.	177,900	10,971,093
Janus Capital Group, Inc.	81,800	2,277,312
State Street Corp.	218,300	14,931,720
T. Rowe Price Group, Inc.	87,300	4,529,997
		64,664,374
Commercial Banks - 1.9%
Commerce Bancorp, Inc.	91,400	3,380,886
PNC Financial Services Group, Inc.	80,700	5,776,506
Standard Chartered PLC (United Kingdom)	183,757	6,014,740
U.S. Bancorp, Delaware	46,300	1,525,585
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	56,770	$ 2,909,463
Wells Fargo & Co.	274,090	9,639,745
		29,246,925
Consumer Finance - 0.6%
American Express Co.	154,700	9,464,546
Diversified Financial Services - 3.4%
Bank of America Corp.	407,700	19,932,453
Citigroup, Inc.	615,800	31,584,382
		51,516,835
Insurance - 9.6%
ACE Ltd.	163,200	10,203,264
AFLAC, Inc.	132,700	6,820,780
American International Group, Inc.	822,605	57,607,027
Berkshire Hathaway, Inc. Class A (a)	123	13,465,425
Endurance Specialty Holdings Ltd.	36,800	1,473,472
Everest Re Group Ltd.	69,400	7,539,616
Fidelity National Financial, Inc. Class A	85,400	2,023,980
Hartford Financial Services Group, Inc.	135,500	13,348,105
Lincoln National Corp.	83,800	5,945,610
National Financial Partners Corp.	126,600	5,862,846
PartnerRe Ltd.	31,900	2,472,250
Prudential Financial, Inc.	129,800	12,620,454
W.R. Berkley Corp.	228,900	7,448,406
		146,831,235
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	184,000	5,169,211
Move, Inc. (a)	393,600	1,763,328
		6,932,539
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	29,100	1,057,785
Hudson City Bancorp, Inc.	514,700	6,289,634
		7,347,419
TOTAL FINANCIALS		316,003,873
HEALTH CARE - 12.3%
Biotechnology - 1.9%
Amgen, Inc. (a)	34,410	1,902,529
Biogen Idec, Inc. (a)	71,200	3,809,200
Celgene Corp. (a)	67,600	3,875,508
Cephalon, Inc. (a)	76,800	6,173,952
Genentech, Inc. (a)	43,100	3,260,946
Gilead Sciences, Inc. (a)	160,100	6,207,077
PDL BioPharma, Inc. (a)	201,700	4,699,610
		29,928,822
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	26,700	3,602,097
Baxter International, Inc.	185,700	10,462,338
Becton, Dickinson & Co.	99,500	7,412,750

	Shares	Value
C.R. Bard, Inc.	82,500	$ 6,816,975
Cooper Companies, Inc.	68,568	3,656,046
DJO, Inc. (a)	147,600	6,091,452
Medtronic, Inc.	178,000	9,231,080
Mindray Medical International Ltd. sponsored ADR (d)	57,500	1,755,475
St. Jude Medical, Inc. (a)	110,270	4,575,102
		53,603,315
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	60,100	2,738,757
Cardinal Health, Inc.	85,800	6,060,912
Health Net, Inc. (a)	52,100	2,750,880
Healthways, Inc. (a)	8,800	416,856
Henry Schein, Inc. (a)	159,705	8,533,038
I-trax, Inc. (a)	230,600	961,602
Medco Health Solutions, Inc. (a)	59,400	4,632,606
UnitedHealth Group, Inc.	66,200	3,385,468
		29,480,119
Health Care Technology - 0.2%
IMS Health, Inc.	76,900	2,470,797
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	95,600	2,379,484
Millipore Corp. (a)	64,000	4,805,760
		7,185,244
Pharmaceuticals - 4.3%
Allergan, Inc.	79,000	4,553,560
Johnson & Johnson	218,500	13,463,970
Merck & Co., Inc.	373,100	18,580,380
Pfizer, Inc.	165,800	4,239,506
Roche Holding AG (participation certificate)	30,244	5,380,408
Schering-Plough Corp.	244,900	7,454,756
Wyeth	199,700	11,450,798
		65,123,378
TOTAL HEALTH CARE		187,791,675
INDUSTRIALS - 12.2%
Aerospace & Defense - 3.4%
EDO Corp.	115,494	3,796,288
General Dynamics Corp.	187,600	14,674,072
Hexcel Corp. (a)	142,300	2,998,261
Honeywell International, Inc.	122,900	6,916,812
United Technologies Corp.	332,100	23,555,853
		51,941,286
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	55,900	2,935,868
FedEx Corp.	12,200	1,353,834
Panalpina Welttransport Holding AG	8,550	1,812,746
United Parcel Service, Inc. Class B	70,200	5,124,600
		11,227,048
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
AMR Corp. (a)	66,100	$ 1,741,735
UAL Corp. (a)	73,000	2,963,070
		4,704,805
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	295,300	2,746,290
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	106,300	3,876,761
Vestas Wind Systems AS (a)	69,800	4,620,667
		11,243,718
Industrial Conglomerates - 5.8%
3M Co.	114,900	9,972,171
General Electric Co.	1,409,000	53,936,520
McDermott International, Inc. (a)	185,550	15,422,916
Siemens AG sponsored ADR	46,300	6,623,678
Tyco International Ltd.	94,400	3,189,776
		89,145,061
Machinery - 0.5%
Danaher Corp.	98,300	7,421,650
Road & Rail - 0.8%
Landstar System, Inc.	101,400	4,892,550
Union Pacific Corp.	55,300	6,367,795
		11,260,345
TOTAL INDUSTRIALS		186,943,913
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 4.8%
Alcatel-Lucent SA sponsored ADR	349,500	4,893,000
Cisco Systems, Inc. (a)	1,182,600	32,935,410
Comverse Technology, Inc. (a)	156,965	3,272,720
Corning, Inc. (a)	285,400	7,291,970
Harris Corp.	119,600	6,524,180
Juniper Networks, Inc. (a)	175,400	4,414,818
Motorola, Inc.	102,400	1,812,480
QUALCOMM, Inc.	210,100	9,116,239
Research In Motion Ltd. (a)	17,800	3,559,822
		73,820,639
Computers & Peripherals - 3.0%
Apple, Inc. (a)	113,773	13,884,857
Dell, Inc. (a)	121,300	3,463,115
EMC Corp. (a)	238,900	4,324,090
Hewlett-Packard Co.	342,100	15,264,502
SanDisk Corp. (a)	81,925	4,009,410
Sun Microsystems, Inc. (a)	997,500	5,246,850
		46,192,824
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	130,314	5,009,270

	Shares	Value
Internet Software & Services - 2.5%
CMGI, Inc. (a)	695,900	$ 1,357,005
eBay, Inc. (a)	256,931	8,268,040
Google, Inc. Class A (sub. vtg.) (a)	49,825	26,077,409
Yahoo!, Inc. (a)	83,800	2,273,494
		37,975,948
IT Services - 0.6%
Paychex, Inc.	139,500	5,457,240
The Western Union Co.	174,800	3,641,084
		9,098,324
Office Electronics - 0.2%
Canon, Inc.	46,300	2,715,032
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	375,200	5,365,360
Applied Materials, Inc.	468,800	9,315,056
ARM Holdings PLC sponsored ADR	205,000	1,793,750
Broadcom Corp. Class A (a)	201,500	5,893,875
Fairchild Semiconductor International, Inc. (a)	215,000	4,153,800
FormFactor, Inc. (a)	104,088	3,986,570
Infineon Technologies AG sponsored ADR (a)	345,600	5,712,768
Intersil Corp. Class A	97,900	3,079,934
Lam Research Corp. (a)	19,700	1,012,580
Marvell Technology Group Ltd. (a)	106,720	1,943,371
Maxim Integrated Products, Inc.	196,300	6,558,383
Microchip Technology, Inc.	133,700	4,952,248
Micron Technology, Inc. (a)	177,900	2,229,087
National Semiconductor Corp.	158,700	4,486,449
Samsung Electronics Co. Ltd.	2,110	1,292,699
		61,775,930
Software - 4.4%
Adobe Systems, Inc. (a)	210,200	8,439,530
Cadence Design Systems, Inc. (a)	44,800	983,808
Cognos, Inc. (a)	109,100	4,327,997
Electronic Arts, Inc. (a)	86,400	4,088,448
Microsoft Corp.	1,247,000	36,749,090
Nintendo Co. Ltd.	7,200	2,640,960
Oracle Corp. (a)	393,500	7,755,885
Quest Software, Inc. (a)	124,300	2,012,417
		66,998,135
TOTAL INFORMATION TECHNOLOGY		303,586,102
MATERIALS - 2.3%
Chemicals - 1.3%
Monsanto Co.	137,820	9,308,363
Praxair, Inc.	152,800	11,000,072
		20,308,435
Metals & Mining - 1.0%
Alcoa, Inc.	179,700	7,283,241
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	128,160	$ 3,534,653
Titanium Metals Corp.	139,560	4,451,964
		15,269,858
TOTAL MATERIALS		35,578,293
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	648,800	26,925,200
Level 3 Communications, Inc. (a)	729,000	4,264,650
Qwest Communications International, Inc. (a)	241,100	2,338,670
Verizon Communications, Inc.	423,300	17,427,261
		50,955,781
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	210,300	8,832,600
Sprint Nextel Corp.	156,600	3,243,186
		12,075,786
TOTAL TELECOMMUNICATION SERVICES		63,031,567
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	146,100	10,606,860
TOTAL COMMON STOCKS (Cost $1,223,849,506)		1,478,484,671
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	53,431,762	$ 53,431,762
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	9,943,600	9,943,600
TOTAL MONEY MARKET FUNDS (Cost $63,375,362)		63,375,362
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,287,224,868)		1,541,860,033
NET OTHER ASSETS - (0.9)%		(14,189,641)
NET ASSETS - 100%		$ 1,527,670,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 972,301
Fidelity Securities Lending Cash Central Fund	97,252
Total	$ 1,069,553
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Switzerland	1.8%
Netherlands Antilles	1.5%
Panama	1.0%
Others (individually less than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,662,912) - See accompanying schedule: Unaffiliated issuers (cost $1,223,849,506)	$ 1,478,484,671
Fidelity Central Funds (cost $63,375,362)	63,375,362
Total Investments (cost $1,287,224,868)		$ 1,541,860,033
Receivable for investments sold		18,267,681
Receivable for fund shares sold		173,422
Dividends receivable		1,246,393
Distributions receivable from Fidelity Central Funds		171,760
Prepaid expenses		3,552
Other receivables		1,769
Total assets		1,561,724,610

Liabilities
Payable to custodian bank	$ 168,644
Payable for investments purchased	20,765,445
Payable for fund shares redeemed	2,199,153
Accrued management fee	590,924
Distribution fees payable	167,672
Other affiliated payables	129,711
Other payables and accrued expenses	89,069
Collateral on securities loaned, at value	9,943,600
Total liabilities		34,054,218

Net Assets		$ 1,527,670,392
Net Assets consist of:
Paid in capital		$ 1,195,783,250
Undistributed net investment income		5,597,552
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,655,638
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,633,952
Net Assets		$ 1,527,670,392

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($457,773,160 ÷ 27,636,106 shares)	$ 16.56

Service Class: Net Asset Value, offering price and redemption price per share ($376,227,487 ÷ 22,868,879 shares)	$ 16.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($645,366,143 ÷ 39,592,583 shares)	$ 16.30

Investor Class: Net Asset Value, offering price and redemption price per share ($48,303,602 ÷ 2,924,409 shares)	$ 16.52

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,082,549
Interest		133
Income from Fidelity Central Funds (including $97,252 from security lending)		1,069,553
Total income		11,152,235

Expenses
Management fee	$ 3,509,363
Transfer agent fees	541,011
Distribution fees	992,531
Accounting and security lending fees	238,888
Custodian fees and expenses	17,364
Independent trustees' compensation	2,381
Audit	30,553
Legal	2,952
Miscellaneous	189,166
Total expenses before reductions	5,524,209
Expense reductions	(5,307)	5,518,902
Net investment income (loss)		5,633,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,316,624
Foreign currency transactions	10,433
Total net realized gain (loss)		79,327,057
Change in net unrealized appreciation (depreciation) on: Investment securities	35,623,473
Assets and liabilities in foreign currencies	(1,209)
Total change in net unrealized appreciation (depreciation)		35,622,264
Net gain (loss)		114,949,321
Net increase (decrease) in net assets resulting from operations		$ 120,582,654

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,633,333	$ 13,562,050
Net realized gain (loss)	79,327,057	59,358,945
Change in net unrealized appreciation (depreciation)	35,622,264	120,807,369
Net increase (decrease) in net assets resulting from operations	120,582,654	193,728,364
Distributions to shareholders from net investment income	(13,495,347)	(13,053,684)
Distributions to shareholders from net realized gain	(62,881,784)	(41,055,466)
Total distributions	(76,377,131)	(54,109,150)
Share transactions - net increase (decrease)	(37,647,739)	(215,486,550)
Total increase (decrease) in net assets	6,557,784	(75,867,336)

Net Assets
Beginning of period	1,521,112,608	1,596,979,944
End of period (including undistributed net investment income of $5,597,552 and undistributed net investment income of $13,489,068, respectively)	$ 1,527,670,392	$ 1,521,112,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19
Income from Investment Operations
Net investment income (loss)E	.07	.15	.13	.21 H	.12	.15
Net realized and unrealized gain (loss)	1.20	1.74	.92	.56	2.42	(2.32)
Total from investment operations	1.27	1.89	1.05	.77	2.54	(2.17)
Distributions from net investment income	(.16)	(.14)	(.21)	(.12)	(.14)	(.16)
Distributions from net realized gain	(.67)	(.38)	-	-	-	-
Total distributions	(.83)	(.52)	(.21)	(.12)	(.14)	(.16)
Net asset value, end of period	$ 16.56	$ 16.12	$ 14.75	$ 13.91	$ 13.26	$ 10.86
Total Return B, C, D	8.23%	13.18%	7.63%	5.80%	23.77%	(16.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	.59% A	.60%	.59%	.60%	.59%	.59%
Expenses net of fee waivers, if any	.59%A	.60%	.59%	.60%	.59%	.59%
Expenses net of all reductions	.59%A	.59%	.54%	.60%	.59%	.58%
Net investment income (loss)	.87%A	.98%	.97%	1.58%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,773	$ 465,375	$ 606,102	$ 704,460	$ 785,494	$ 638,124
Portfolio turnover rate G	87%A	109%	206%	23%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 14.66	$ 13.83	$ 13.18	$ 10.80	$ 13.12
Income from Investment Operations
Net investment income (loss) E	.06	.13	.12	.19 H	.11	.14
Net realized and unrealized gain (loss)	1.20	1.72	.91	.57	2.40	(2.31)
Total from investment operations	1.26	1.85	1.03	.76	2.51	(2.17)
Distributions from net investment income	(.15)	(.12)	(.20)	(.11)	(.13)	(.15)
Distributions from net realized gain	(.67)	(.38)	-	-	-	-
Total distributions	(.82)	(.50)	(.20)	(.11)	(.13)	(.15)
Net asset value, end of period	$ 16.45	$ 16.01	$ 14.66	$ 13.83	$ 13.18	$ 10.80
Total Return B, C, D	8.19%	13.01%	7.53%	5.75%	23.60%	(16.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.70%	.69%	.70%	.69%	.69%
Expenses net of fee waivers, if any	.69%A	.70%	.69%	.70%	.69%	.69%
Expenses net of all reductions	.69%A	.69%	.64%	.70%	.69%	.68%
Net investment income (loss)	.77%A	.88%	.87%	1.48%	.92%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,227	$ 375,775	$ 384,527	$ 401,392	$ 357,585	$ 250,160
Portfolio turnover rate G	87%A	109%	206%	23%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 14.53	$ 13.71	$ 13.09	$ 10.73	$ 13.07
Income from Investment Operations
Net investment income (loss) E	.05	.11	.10	.17 H	.09	.12
Net realized and unrealized gain (loss)	1.19	1.71	.90	.55	2.39	(2.30)
Total from investment operations	1.24	1.82	1.00	.72	2.48	(2.18)
Distributions from net investment income	(.13)	(.11)	(.18)	(.10)	(.12)	(.16)
Distributions from net realized gain	(.67)	(.38)	-	-	-	-
Total distributions	(.80)	(.49)	(.18)	(.10)	(.12)	(.16)
Net asset value, end of period	$ 16.30	$ 15.86	$ 14.53	$ 13.71	$ 13.09	$ 10.73
Total Return B, C, D	8.12%	12.86%	7.40%	5.52%	23.44%	(16.84) %
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.85%	.84%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.84%A	.84%	.79%	.85%	.84%	.84%
Net investment income (loss)	.62%A	.73%	.70%	1.33%	.76%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 645,366	$ 645,360	$ 596,787	$ 525,504	$ 341,989	$ 140,890
Portfolio turnover rate G	87%A	109%	206%	23%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.06	.13	.03
Net realized and unrealized gain (loss)	1.21	1.72	1.07
Total from investment operations	1.27	1.85	1.10
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.67)	(.38)	-
Total distributions	(.82)	(.52)	-
Net asset value, end of period	$ 16.52	$ 16.07	$ 14.74
Total Return B, C, D	8.25%	12.95%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.73%	.78%A
Expenses net of fee waivers, if any	.71% A	.73%	.78%A
Expenses net of all reductions	.71% A	.72%	.72%A
Net investment income (loss)	.75% A	.85%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,304	$ 34,603	$ 9,564
Portfolio turnover rate G	87% A	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Growth & Income Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 264,977,578
Unrealized depreciation	(14,614,673)
Net unrealized appreciation (depreciation)	$ 250,362,905
Cost for federal income tax purposes	$ 1,291,497,128

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $641,417,444 and $766,228,812, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 187,455
Service Class 2	805,076
$ 992,531

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 159,472
Service Class	125,131
Service Class 2	216,555
Investor Class	39,853
$ 541,011

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,750 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,898 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

VIP Growth & Income Portfolio

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,948 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 55% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 4,655,048	$ 5,438,318
Service Class	3,429,419	3,160,972
Service Class 2	5,062,147	4,341,827
Investor Class	348,733	112,567
Total	$ 13,495,347	$ 13,053,684
From net realized gain
Initial Class	$ 19,162,803	$ 15,195,299
Service Class	15,443,893	9,845,652
Service Class 2	26,745,675	15,713,278
Investor Class	1,529,413	301,237
Total	$ 62,881,784	$ 41,055,466

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	1,005,746	3,091,942	$ 16,195,085	$ 46,929,968
Reinvestment of distributions	1,528,745	1,423,008	23,817,851	20,633,617
Shares redeemed	(3,775,513)	(16,719,037)	(60,827,716)	(256,307,119)
Net increase (decrease)	(1,241,022)	(12,204,087)	$ (20,814,780)	$ (188,743,534)
Service Class
Shares sold	167,479	259,166	$ 2,708,296	$ 3,888,443
Reinvestment of distributions	1,219,206	901,985	18,873,312	13,006,624
Shares redeemed	(1,995,792)	(3,919,600)	(31,903,170)	(58,435,844)
Net increase (decrease)	(609,107)	(2,758,449)	$ (10,321,562)	$ (41,540,777)
Service Class 2
Shares sold	737,120	3,068,878	$ 11,655,800	$ 45,050,170
Reinvestment of distributions	2,073,522	1,402,455	31,807,822	20,055,105
Shares redeemed	(3,919,995)	(4,846,451)	(62,133,674)	(71,974,464)
Net increase (decrease)	(1,109,353)	(375,118)	$ (18,670,052)	$ (6,869,189)
Investor Class
Shares sold	1,180,950	2,783,579	$ 19,029,054	$ 41,259,743
Reinvestment of distributions	120,859	28,578	1,878,146	413,804
Shares redeemed	(530,393)	(1,307,986)	(8,748,545)	(20,006,597)
Net increase (decrease)	771,416	1,504,171	$ 12,158,655	$ 21,666,950

VIP Growth & Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0807
1.705698.109

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,126.70	$ 3.59
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,126.20	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,125.30	$ 4.95
Hypothetical A	$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class
Actual	$ 1,000.00	$ 1,125.90	$ 4.22
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.94%
Investor Class	.80%

Semiannual Report

VIP Growth Opportunities Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	12.9	12.5
eBay, Inc.	5.2	7.7
Goldman Sachs Group, Inc.	4.9	0.1
Valero Energy Corp.	4.3	2.6
Research In Motion Ltd.	4.3	2.8
Cognizant Technology Solutions Corp. Class A	4.1	2.4
Apple, Inc.	3.8	3.2
Morgan Stanley	3.5	0.8
UnitedHealth Group, Inc.	3.5	5.8
Chicago Mercantile Exchange Holdings, Inc. Class A	2.6	1.0
	49.1
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.3	41.0
Financials	21.5	8.4
Energy	13.7	16.0
Health Care	8.4	14.2
Consumer Discretionary	6.3	11.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 99.0%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	16.6%	** Foreign investments	15.8%

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)(d)	151,500	$ 11,573,085
Wynn Resorts Ltd. (d)	32,900	2,950,801
		14,523,886
Internet & Catalog Retail - 0.0%
Submarino SA	2,900	120,639
Media - 0.2%
The Walt Disney Co.	28,800	983,232
Multiline Retail - 1.6%
Sears Holdings Corp. (a)	55,300	9,373,350
Target Corp.	10,000	636,000
		10,009,350
Specialty Retail - 1.3%
Gamestop Corp. Class A (a)	46,700	1,825,970
J. Crew Group, Inc.	1,300	70,317
Zumiez, Inc. (a)(d)	169,407	6,400,196
		8,296,483
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	67,900	3,217,781
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	46,700	2,131,855
		5,349,636
TOTAL CONSUMER DISCRETIONARY		39,283,226
ENERGY - 13.7%
Energy Equipment & Services - 4.5%
Diamond Offshore Drilling, Inc.	14,500	1,472,620
GlobalSantaFe Corp.	45,800	3,309,050
Grant Prideco, Inc. (a)	68,400	3,681,972
National Oilwell Varco, Inc. (a)	65,700	6,848,568
Pride International, Inc. (a)	83,500	3,127,910
Schlumberger Ltd. (NY Shares)	71,600	6,081,704
Transocean, Inc. (a)	20,200	2,140,796
Weatherford International Ltd. (a)	27,700	1,530,148
		28,192,768
Oil, Gas & Consumable Fuels - 9.2%
Cabot Oil & Gas Corp.	15,600	575,328
Chesapeake Energy Corp.	78,100	2,702,260
Devon Energy Corp.	15,900	1,244,811
EOG Resources, Inc.	56,400	4,120,584
Goodrich Petroleum Corp. (d)	16,200	561,006
Noble Energy, Inc.	15,700	979,523
Peabody Energy Corp.	113,701	5,500,854
Petroplus Holdings AG	17,403	1,792,156
Quicksilver Resources, Inc. (a)	16,200	722,196
Southwestern Energy Co. (a)	13,000	578,500

	Shares	Value
Ultra Petroleum Corp. (a)	200,800	$ 11,092,192
Valero Energy Corp.	364,500	26,921,970
		56,791,380
TOTAL ENERGY		84,984,148
FINANCIALS - 21.5%
Capital Markets - 15.5%
Ashmore Group plc	1,204,000	6,509,798
BlackRock, Inc. Class A	4,400	688,996
Charles Schwab Corp.	26,300	539,676
EFG International	12,960	598,350
Fortress Investment Group LLC (d)	588,314	14,013,639
Goldman Sachs Group, Inc.	139,965	30,337,414
Greenhill & Co., Inc.	75,200	5,166,992
Lazard Ltd. Class A	137,200	6,178,116
Morgan Stanley	262,100	21,984,948
T. Rowe Price Group, Inc.	8,700	451,443
The Blackstone Group LP	326,900	9,568,363
		96,037,735
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	24,629	806,157
Diversified Financial Services - 5.8%
Chicago Mercantile Exchange Holdings, Inc. Class A	30,386	16,237,063
Deutsche Boerse AG	10,400	1,178,811
Moody's Corp.	62,000	3,856,400
NETeller PLC (a)	154,148	272,399
NYSE Euronext (d)	26,400	1,943,568
Oaktree Capital Group LLC (a)(e)	300,000	12,375,000
		35,863,241
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd.	345,000	291,206
TOTAL FINANCIALS		132,998,339
HEALTH CARE - 8.4%
Biotechnology - 3.4%
Amylin Pharmaceuticals, Inc. (a)	8,729	359,286
Celgene Corp. (a)	203,700	11,678,121
Genentech, Inc. (a)	15,900	1,202,994
Gilead Sciences, Inc. (a)	155,400	6,024,858
NeurogesX, Inc.	121,500	1,033,965
Vertex Pharmaceuticals, Inc. (a)	18,000	514,080
		20,813,304
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	4,400	593,604
C.R. Bard, Inc.	10,000	826,300
Inverness Medical Innovations, Inc. (a)	18,700	954,074
		2,373,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc.	23,400	$ 1,066,338
UnitedHealth Group, Inc.	426,155	21,793,567
		22,859,905
Health Care Technology - 0.2%
Cerner Corp. (a)	20,100	1,114,947
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	79,000	955,900
Pharmaceuticals - 0.6%
Allergan, Inc.	59,200	3,412,288
Merck & Co., Inc.	8,800	438,240
		3,850,528
TOTAL HEALTH CARE		51,968,562
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
General Dynamics Corp.	3,500	273,770
Lockheed Martin Corp.	3,500	329,455
United Technologies Corp.	5,000	354,650
		957,875
Airlines - 0.1%
AirAsia BHD (a)	408,600	224,863
AMR Corp. (a)	25,400	669,290
		894,153
Construction & Engineering - 1.2%
Fluor Corp.	63,600	7,083,132
Granite Construction, Inc.	4,200	269,556
		7,352,688
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	71,200	1,609,120
Suzlon Energy Ltd.	16,281	600,720
		2,209,840
TOTAL INDUSTRIALS		11,414,556
INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 8.2%
ADVA AG Optical Networking (a)	24,969	240,269
Ciena Corp. (a)(d)	115,300	4,165,789
Cisco Systems, Inc. (a)	59,600	1,659,860
F5 Networks, Inc. (a)	14,700	1,184,820
Infinera Corp.	1,600	39,872
Juniper Networks, Inc. (a)	85,400	2,149,518
QUALCOMM, Inc.	337,600	14,648,464
Research In Motion Ltd. (a)	132,970	26,592,671
		50,681,263
Computers & Peripherals - 4.7%
Apple, Inc. (a)	193,500	23,614,740
EMC Corp. (a)	115,000	2,081,500

	Shares	Value
Hewlett-Packard Co.	46,700	$ 2,083,754
SanDisk Corp. (a)	24,900	1,218,606
		28,998,600
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A (a)	500	31,525
Internet Software & Services - 19.1%
Akamai Technologies, Inc. (a)	126,500	6,152,960
eBay, Inc. (a)(d)	1,000,629	32,200,241
Google, Inc. Class A (sub. vtg.) (a)	152,500	79,815,449
NHN Corp.	468	85,358
		118,254,008
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	343,991	25,830,284
Mastercard, Inc. Class A (d)	52,375	8,687,441
Satyam Computer Services Ltd. sponsored ADR	147,400	3,649,624
		38,167,349
Semiconductors & Semiconductor Equipment - 1.1%
Marvell Technology Group Ltd. (a)	345,100	6,284,271
MEMC Electronic Materials, Inc. (a)	15,000	916,800
		7,201,071
Software - 2.1%
Electronic Arts, Inc. (a)	80,700	3,818,724
Nintendo Co. Ltd.	22,200	8,142,960
Salesforce.com, Inc. (a)	21,400	917,204
		12,878,888
TOTAL INFORMATION TECHNOLOGY		256,212,704
MATERIALS - 1.8%
Chemicals - 0.4%
Ecolab, Inc.	13,100	559,370
Monsanto Co.	23,000	1,553,420
		2,112,790
Metals & Mining - 1.4%
Arcelor Mittal	85,100	5,310,240
Carpenter Technology Corp.	13,400	1,746,154
Central African Mining & Exploration Co. PLC (a)	7,800	10,299
Freeport-McMoRan Copper & Gold, Inc. Class B	3,697	306,186
Titanium Metals Corp.	44,000	1,403,600
		8,776,479
TOTAL MATERIALS		10,889,269
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	310,609	12,890,274
Level 3 Communications, Inc. (a)	82,100	480,285
		13,370,559
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV Series L sponsored ADR	99,000	$ 6,131,070
American Tower Corp. Class A (a)	50,500	2,121,000
Bharti Airtel Ltd. (a)	149,642	3,105,337
China Mobile (Hong Kong) Ltd. sponsored ADR	18,300	986,370
		12,343,777
TOTAL TELECOMMUNICATION SERVICES		25,714,336
TOTAL COMMON STOCKS (Cost $479,044,746)		613,465,140
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 5.32% (b)	9,671,950	9,671,950
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	38,796,525	38,796,525
TOTAL MONEY MARKET FUNDS (Cost $48,468,475)		48,468,475
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $527,513,221)		661,933,615
NET OTHER ASSETS - (6.8)%		(41,981,361)
NET ASSETS - 100%		$ 619,952,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,375,000 or 2.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,503
Fidelity Securities Lending Cash Central Fund	56,333
Total	$ 199,836
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.4%
Canada	6.1%
Bermuda	2.0%
Japan	1.3%
United Kingdom	1.3%
India	1.2%
Mexico	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $129,942,871 of which $14,327,994 and $115,614,877 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,943,626) - See accompanying schedule: Unaffiliated issuers (cost $479,044,746)	$ 613,465,140
Fidelity Central Funds (cost $48,468,475)	48,468,475
Total Investments (cost $527,513,221)		$ 661,933,615
Foreign currency held at value (cost $111,912)		112,800
Receivable for investments sold		7,656,703
Receivable for fund shares sold		204,634
Dividends receivable		236,250
Distributions receivable from Fidelity Central Funds		58,851
Prepaid expenses		1,212
Other receivables		479
Total assets		670,204,544

Liabilities
Payable for investments purchased	$ 10,418,461
Payable for fund shares redeemed	594,100
Accrued management fee	289,309
Distribution fees payable	30,322
Other affiliated payables	56,599
Other payables and accrued expenses	66,974
Collateral on securities loaned, at value	38,796,525
Total liabilities		50,252,290

Net Assets		$ 619,952,254
Net Assets consist of:
Paid in capital		$ 583,078,032
Accumulated net investment loss		(980,843)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,556,791)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		134,411,856
Net Assets		$ 619,952,254

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($314,626,729 ÷ 15,377,166 shares)	$ 20.46

Service Class: Net Asset Value, offering price and redemption price per share ($207,078,932 ÷ 10,136,061 shares)	$ 20.43

Service Class 2: Net Asset Value, offering price and redemption price per share ($63,711,670 ÷ 3,139,864 shares)	$ 20.29

Investor Class: Net Asset Value, offering price and redemption price per share ($34,534,923 ÷ 1,693,532 shares)	$ 20.39

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,020,474
Interest		469
Income from Fidelity Central Funds (including $56,333 from security lending)		199,836
Total income		1,220,779

Expenses
Management fee	$ 1,646,373
Transfer agent fees	219,361
Distribution fees	169,472
Accounting and security lending fees	113,401
Custodian fees and expenses	20,609
Independent trustees' compensation	902
Audit	28,142
Legal	1,101
Miscellaneous	(2,868)
Total expenses before reductions	2,196,493
Expense reductions	(2,113)	2,194,380
Net investment income (loss)		(973,601)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,407,261
Foreign currency transactions	(982)
Total net realized gain (loss)		36,406,279
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $91,600)	34,028,741
Assets and liabilities in foreign currencies	1,680
Total change in net unrealized appreciation (depreciation)		34,030,421
Net gain (loss)		70,436,700
Net increase (decrease) in net assets resulting from operations		$ 69,463,099

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (973,601)	$ 219,923
Net realized gain (loss)	36,406,279	57,781,718
Change in net unrealized appreciation (depreciation)	34,030,421	(31,012,160)
Net increase (decrease) in net assets resulting from operations	69,463,099	26,989,481
Distributions to shareholders from net investment income	-	(4,129,406)
Share transactions - net increase (decrease)	(10,474,993)	(128,096,300)
Total increase (decrease) in net assets	58,988,106	(105,236,225)

Net Assets
Beginning of period	560,964,148	666,200,373
End of period (including accumulated net investment loss of $980,843 and undistributed net investment income of $18,047, respectively)	$ 619,952,254	$ 560,964,148

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Income from Investment Operations
Net investment income (loss) E	(.03)	.02 H	.10	.14 I	.08	.09
Net realized and unrealized gain (loss)	2.33	.92	1.32	.94	3.38	(3.37)
Total from investment operations	2.30	.94	1.42	1.08	3.46	(3.28)
Distributions from net investment income	-	(.12)	(.15)	(.08)	(.10)	(.14)
Net asset value, end of period	$ 20.46	$ 18.16	$ 17.34	$ 16.07	$ 15.07	$ 11.71
Total Return B, C, D	12.67%	5.46%	8.89%	7.19%	29.87%	(21.84)%
Ratios to Average Net Assets F, J
Expenses before reductions	.68% A	.72%	.70%	.72%	.72%	.70%
Expenses net of fee waivers, if any	.68% A	.72%	.70%	.72%	.72%	.70%
Expenses net of all reductions	.68% A	.67%	.65%	.70%	.70%	.66%
Net investment income (loss)	(.27)% A	.10% H	.65%	.91%	.64%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,627	$ 310,736	$ 400,644	$ 459,975	$ 490,710	$ 403,476
Portfolio turnover rate G	94% A	128%	123%	65%	62%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.14	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11
Income from Investment Operations
Net investment income (loss) E	(.04)	- H, K	.09	.12 I	.07	.08
Net realized and unrealized gain (loss)	2.33	.91	1.32	.94	3.37	(3.37)
Total from investment operations	2.29	.91	1.41	1.06	3.44	(3.29)
Distributions from net investment income	-	(.10)	(.13)	(.07)	(.08)	(.12)
Net asset value, end of period	$ 20.43	$ 18.14	$ 17.33	$ 16.05	$ 15.06	$ 11.70
Total Return B, C, D	12.62%	5.30%	8.86%	7.06%	29.66%	(21.92)%
Ratios to Average Net Assets F, J
Expenses before reductions	.78% A	.82%	.80%	.82%	.82%	.80%
Expenses net of fee waivers, if any	.78% A	.82%	.80%	.82%	.82%	.80%
Expenses net of all reductions	.78% A	.78%	.75%	.80%	.80%	.77%
Net investment income (loss)	(.37)% A	-% H, K	.54%	.81%	.54%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,079	$ 176,556	$ 200,798	$ 212,890	$ 224,660	$ 188,318
Portfolio turnover rate G	94% A	128%	123%	65%	62%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03) H	.06	.10 I	.05	.05
Net realized and unrealized gain (loss)	2.31	.91	1.32	.93	3.35	(3.34)
Total from investment operations	2.26	.88	1.38	1.03	3.40	(3.29)
Distributions from net investment income	-	(.08)	(.11)	(.05)	(.06)	(.11)
Net asset value, end of period	$ 20.29	$ 18.03	$ 17.23	$ 15.96	$ 14.98	$ 11.64
Total Return B, C, D	12.53%	5.12%	8.68%	6.89%	29.40%	(22.01)%
Ratios to Average Net Assets F, J
Expenses before reductions	.94% A	.99%	.96%	.98%	.99%	.97%
Expenses net of fee waivers, if any	.94% A	.99%	.96%	.98%	.99%	.97%
Expenses net of all reductions	.94% A	.94%	.92%	.96%	.96%	.94%
Net investment income (loss)	(.52)% A	(.17)% H	.38%	.65%	.37%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,712	$ 60,690	$ 60,406	$ 60,938	$ 60,129	$ 41,486
Portfolio turnover rate G	94% A	128%	123%	65%	62%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01) H	.02
Net realized and unrealized gain (loss)	2.32	.91	1.11
Total from investment operations	2.28	.90	1.13
Distributions from net investment income	-	(.12)	-
Net asset value, end of period	$ 20.39	$ 18.11	$ 17.33
Total Return B, C, D	12.59%	5.26%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.88%	.87% A
Expenses net of fee waivers, if any	.80% A	.88%	.87% A
Expenses net of all reductions	.80% A	.83%	.83% A
Net investment income (loss)	(.39)% A	(.06)% H	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,535	$ 12,982	$ 4,353
Portfolio turnover rate G	94% A	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Growth Opportunities Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2006, dividend income has been reduced $603,728 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 148,269,676
Unrealized depreciation	(14,657,710)
Net unrealized appreciation (depreciation)	$ 133,611,966
Cost for federal income tax purposes	$ 528,321,649

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $272,183,753 and $287,340,496, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 95,655
Service Class 2	73,817
$ 169,472

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 107,400
Service Class	65,326
Service Class 2	22,411
Investor Class	24,224
$ 219,361

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,502 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $693 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Growth Opportunities Portfolio

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,983 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 47% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 2,655,348
Service Class	-	1,170,776
Service Class 2	-	271,802
Investor Class	-	31,480
Total	$ -	$ 4,129,406

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	544,335	654,594	$ 10,642,471	$ 11,331,216
Reinvestment of distributions	-	156,105	-	2,655,348
Shares redeemed	(2,281,686)	(6,799,134)	(43,896,795)	(115,931,080)
Net increase (decrease)	(1,737,351)	(5,988,435)	$ (33,254,324)	$ (101,944,516)
Service Class
Shares sold	1,605,959	1,992,061	$ 31,285,985	$ 33,948,381
Reinvestment of distributions	-	68,829	-	1,170,776
Shares redeemed	(1,203,922)	(3,916,648)	(23,262,236)	(67,617,641)
Net increase (decrease)	402,037	(1,855,758)	$ 8,023,749	$ (32,498,484)
Service Class 2
Shares sold	565,145	1,070,091	$ 11,082,308	$ 18,451,710
Reinvestment of distributions	-	16,054	-	271,802
Shares redeemed	(791,368)	(1,226,886)	(14,939,404)	(20,797,202)
Net increase (decrease)	(226,223)	(140,741)	$ (3,857,096)	$ (2,073,690)
Investor Class
Shares sold	1,445,130	621,035	$ 28,119,399	$ 11,059,561
Reinvestment of distributions	-	1,853	-	31,480
Shares redeemed	(468,592)	(157,118)	(9,506,721)	(2,670,651)
Net increase (decrease)	976,538	465,770	$ 18,612,678	$ 8,420,390

VIP Growth Opportunities Portfolio

Semiannual Report

VIP Growth Opportunities Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-SANN-0807
1.705699.109

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Mid Cap Portfolio

VIP Mid Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,123.90	$ 3.58
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,123.20	$ 4.11
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,122.40	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class
Actual	$ 1,000.00	$ 1,123.20	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.92%
Investor Class	.79%

Semiannual Report

VIP Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.6	2.3
Altera Corp.	2.4	0.3
Thermo Fisher Scientific, Inc.	2.3	2.3
AGCO Corp.	2.1	2.4
Gentex Corp.	1.7	0.5
Ameriprise Financial, Inc.	1.7	1.5
AllianceBernstein Holding LP	1.6	1.5
Cisco Systems, Inc.	1.5	1.1
Apple, Inc.	1.4	0.5
Cooper Industries Ltd. Class A	1.4	0.7
	18.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	12.5
Industrials	13.1	14.3
Energy	12.9	14.6
Consumer Discretionary	12.6	11.1
Health Care	12.2	13.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 97.7%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	26.6%	** Foreign investments	28.3%

VIP Mid Cap Portfolio

VIP Mid Cap Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 2.3%
Amerigon, Inc. (a)	409,503	$ 7,366,959
Automotive Axles Ltd.	30,748	371,670
Balkrishna Industries Ltd.	33,225	499,953
BorgWarner, Inc.	100	8,604
Fuel Systems Solutions, Inc. (a)	440,619	7,305,463
Gentex Corp. (d)	7,069,086	139,190,303
Hawk Corp. Class A (a)	103,900	1,419,274
Hota Industrial Manufacturing Co. Ltd.	2,013,000	2,938,955
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	409
Minth Group Ltd.	14,245,000	21,861,571
New Focus Auto Tech Holdings Ltd.	7,707,000	2,198,001
Toyoda Gosei Co. Ltd.	100	2,826
Xinyi Glass Holdings Co. Ltd.	7,724,000	6,895,017
		190,059,005
Automobiles - 0.2%
Bajaj Auto Ltd.	100	5,284
Geely Automobile Holdings Ltd.	94,780,200	14,788,194
Great Wall Motor Co. Ltd. (H Shares)	2,158,500	3,135,942
Harley-Davidson, Inc.	100	5,961
Hyundai Motor Co.	2,770	218,878
Hyundai Motor Co. GDR (f)	100	4,050
Renault SA	100	16,134
Thor Industries, Inc.	100	4,514
		18,178,957
Distributors - 0.2%
ABC-Mart, Inc.	824,500	18,878,612
Li & Fung Ltd.	2,200	7,920
		18,886,532
Diversified Consumer Services - 0.0%
Benesse Corp.	100	2,899
Bright Horizons Family Solutions, Inc. (a)	57	2,218
Capella Education Co.	19,900	915,997
New Oriental Education & Technology Group, Inc. sponsored ADR	100	5,372
Princeton Review, Inc. (a)	29	139
Raffles Education Corp. Ltd.	229,000	340,932
Regis Corp.	100	3,825
Service Corp. International	100	1,278
Strayer Education, Inc.	6,200	816,602
Universal Technical Institute, Inc. (a)	100	2,539
Weight Watchers International, Inc.	100	5,084
		2,096,885
Hotels, Restaurants & Leisure - 1.8%
AmRest Holdings NV (a)	100	5,195
Applebee's International, Inc.	524,200	12,633,220
Buffalo Wild Wings, Inc. (a)(d)	134,162	5,579,798
Chipotle Mexican Grill, Inc. Class A (a)	100	8,528
CKE Restaurants, Inc.	471,575	9,464,510

	Shares	Value
FU JI Food & Catering Services Holdings Ltd.	1,000	$ 3,440
Fun Technologies, Inc. (a)	1,719,300	5,729,655
Home Inns & Hotels Management, Inc. ADR	27,300	879,333
Indian Hotels Co. Ltd.	100	372
Jack in the Box, Inc. (a)	100	7,094
Jollibee Food Corp.	2,105,100	2,391,124
Krispy Kreme Doughnuts, Inc. (a)	219,200	2,029,792
Kyoritsu Maintenance Co. Ltd.	120	2,426
McCormick & Schmick's Seafood Restaurants (a)	900	23,346
Minor International PCL (For. Reg.)	10	4
P.F. Chang's China Bistro, Inc. (a)	100	3,520
Panera Bread Co. Class A (a)	100	4,606
Peet's Coffee & Tea, Inc. (a)	100	2,463
Red Robin Gourmet Burgers, Inc. (a)	719	29,026
Ruby Tuesday, Inc.	542,452	14,282,761
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	2,000	1,036
Shangri-La Asia Ltd.	100	242
Sonic Corp. (a)	1,676,574	37,085,806
St. Marc Holdings Co. Ltd. (d)	482,100	24,112,828
Starwood Hotels & Resorts Worldwide, Inc.	463,500	31,086,945
TAJ GVK Hotels & Resorts Ltd.	297,699	1,139,006
The Cheesecake Factory, Inc. (a)	100	2,452
Yoshinoya D&C Co. Ltd. (d)	1,994	3,723,774
		150,232,302
Household Durables - 0.9%
Alba PLC	26	76
AV Jennings Homes Ltd.	104	114
Chitaly Holdings Ltd.	528,000	103,315
Corporacion Geo SA de CV Series B (a)	100	548
Cyrela Brazil Realty SA	407,800	5,060,770
Daito Trust Construction Co.	583,100	27,791,465
Fadesa Inmobiliaria SA	100	3,562
Gafisa SA ADR (a)	26,000	811,200
George Wimpey PLC	100	1,010
Henry Boot PLC	347,370	1,785,737
La-Z-Boy, Inc.	100	1,146
Makita Corp. sponsored ADR	100	4,464
Nihon Eslead Corp.	262,700	4,905,895
Rational AG	100	19,604
Samson Holding Ltd.	100	52
Sekisui House Ltd.	618,000	8,254,384
Skyworth Digital Holdings Ltd.	2,052	323
Snap-On, Inc.	100	5,051
Techtronic Industries Co. Ltd.	500	668
Tele Atlas NV (a)	65,600	1,409,875
The Stanley Works	418,871	25,425,470
Whirlpool Corp.	100	11,120
Woongjin Coway Co. Ltd.	48,980	1,659,441
		77,255,290
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.2%
GSI Commerce, Inc. (a)	100	$ 2,271
N Brown Group PLC	1,058,296	6,481,751
Netflix, Inc. (a)	100	1,939
Priceline.com, Inc. (a)(d)	1,422,900	97,810,146
		104,296,107
Leisure Equipment & Products - 0.7%
Beneteau SA	100	13,621
Giant Manufacturing Co. Ltd.	2,744,000	5,053,855
Li Ning Co. Ltd.	2,000	4,850
Mega Brands, Inc. (a)	100	1,954
Mizuno Corp. (d)	124,000	710,815
Nidec Copal Corp.	100	1,067
Oakley, Inc.	1,743,516	49,515,854
SHIMANO, Inc.	100	3,435
		55,305,451
Media - 1.8%
Adlabs Films Ltd.	293,487	4,079,850
Austar United Communications Ltd.	100	141
Balaji Telefilms Ltd.	100	552
Cinemax India Ltd.	235,034	919,837
Clear Media Ltd. (a)	243,000	264,157
CTC Media, Inc.	100	2,714
cyber communications, Inc. (d)	6,000	4,350,438
CyberAgent, Inc. (d)	3,500	2,284,833
Dish TV India Ltd. (a)	50	132
E.W. Scripps Co. Class A	102,700	4,692,363
Eros International plc	841,600	6,548,816
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,761
Imagi International Holdings Ltd. (a)	2,000	576
Inox Leisure Ltd.	140,631	465,531
Lamar Advertising Co. Class A	100	6,276
Marvel Entertainment, Inc. (a)(d)	566,800	14,442,064
McGraw-Hill Companies, Inc.	100	6,808
News Corp. Class A	204	4,327
Omnicom Group, Inc.	1,939,096	102,616,960
ProQuest Co. (a)	40,500	386,370
PVR Ltd. (a)	442,073	2,276,635
RRSat Global Communications Network Ltd.	195,200	3,898,144
Shringar Cinemas Ltd. (a)	580,000	824,380
Trader Classified Media NV:
(A Shares)	100	30
Class A (NY Shares)	76,800	22,867
Usen Corp.	100	771
ValueCommerce Co. Ltd. (d)	820	495,356
Wire and Wireless India Ltd. (a)	44	69
Zee Entertainment Enterprises Ltd.	88	646
Zee News Ltd. (a)	39	46
		148,594,450

	Shares	Value
Multiline Retail - 0.2%
Don Quijote Co. Ltd.	300	$ 6,017
Golden Eagle Retail Group Ltd. (H Shares)	1,000	789
JCPenney Co., Inc.	100	7,238
Lifestyle International Holdings Ltd.	2,328,500	9,038,006
Parkson Retail Group Ltd.	500	3,204
Ryohin Keikaku Co. Ltd.	56,300	3,487,894
Shopper's Stop Ltd.	100	1,442
		12,544,590
Specialty Retail - 1.6%
Asahi Co. Ltd.	200	2,923
Blacks Leisure Group PLC	100	627
Build-A-Bear Workshop, Inc. (a)	1,338	34,975
Charming Shoppes, Inc. (a)	100	1,083
Chow Sang Sang Holdings International Ltd.	2,000	1,816
Cost Plus, Inc. (a)	100	848
DSG International PLC sponsored ADR	100	950
DSW, Inc. Class A (a)(d)	396,100	13,792,202
Esprit Holdings Ltd.	500	6,343
Fantastic Holdings Ltd.	110	400
Gamestop Corp. Class A (a)	1,088,700	42,568,170
Golfsmith International Holdings, Inc.	250	1,728
GOME Electrical Appliances Holdings Ltd.	184,497	282,673
Guess?, Inc.	200	9,608
Hennes & Mauritz AB (H&M) (B Shares)	100	5,944
Inditex SA	367,200	21,752,310
JB Hi-Fi Ltd.	100	917
KOMERI Co. Ltd.	100	2,663
Lewis Group Ltd.	724,400	6,303,498
Nafco Co. Ltd.	1,300	37,683
Nitori Co. Ltd.	100	4,994
Otsuka Kagu Ltd.	27,600	712,634
Pendragon PLC	500	793
RONA, Inc. (a)	100	2,089
Ross Stores, Inc.	1,216,155	37,457,574
Sharper Image Corp. (a)	100	1,139
Williams-Sonoma, Inc.	100	3,158
Xebio Co. Ltd.	100	2,679
Yamada Denki Co. Ltd.	77,010	8,053,660
		131,046,081
Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	5,718,700	70,717,601
China Grand Forestry Resources Group Ltd. (a)	9,012,000	1,740,347
China Ting Group Holdings Ltd.	7,656,000	2,643,646
Columbia Sportswear Co.	188,300	12,932,444
Folli Follie SA	80	3,248
G-III Apparel Group Ltd. (a)	100	1,579
Liz Claiborne, Inc.	167,200	6,236,560
Luen Thai Holdings Ltd.	1,000	148
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Luxottica Group SpA sponsored ADR	100	$ 3,864
NIKE, Inc. Class B	200	11,658
Perry Ellis International, Inc. (a)	158,500	5,098,945
Phoenix Footwear Group, Inc. (a)	2,100	6,930
Polo Ralph Lauren Corp. Class A	26,400	2,590,104
Ports Design Ltd.	2,687,500	7,561,515
Quiksilver, Inc. (a)	20,068	283,561
The Swatch Group AG (Bearer)	100	28,569
Under Armour, Inc. Class A (sub. vtg.) (a)	70	3,196
VF Corp.	204,000	18,682,320
Volcom, Inc. (a)	59,000	2,957,670
Welspun India Ltd. (a)	100	160
Wolverine World Wide, Inc.	100	2,771
Yue Yuen Industrial Holdings Ltd.	3,349,300	10,387,319
		141,894,155
TOTAL CONSUMER DISCRETIONARY	1,050,389,805
CONSUMER STAPLES - 5.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	41,539	1,634,560
Brick Brewing Co. Ltd. (a)	100	202
C&C Group PLC	44,331	598,776
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	7,000
sponsored ADR	20	1,404
Dynasty Fine Wines Group Ltd.	2,000	816
Fomento Economico Mexicano SA de CV sponsored ADR	74,700	2,937,204
Grupo Modelo SA de CV Series C	142,600	771,560
Heineken Holding NV (A Shares)	100	5,190
Jones Soda Co. (a)	45,559	638,737
Remy Cointreau SA	100	7,505
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	7,290
Yantai Changyu Pioneer Wine Co. (B Shares)	130	648
		6,610,892
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,062
Breadtalk Group Ltd.	1,000	320
CVS Caremark Corp.	1,044,400	38,068,380
Daikokutenbussan Co. Ltd.	79,000	807,575
Heng Tai Consumables Group Ltd. (a)	26,032,200	5,593,168
Lianhua Supermarket Holdings Co. (H Shares)	356,000	507,193
Metro AG	307,200	25,561,200
Performance Food Group Co. (a)	574,563	18,667,552

	Shares	Value
Plant Co. Ltd.	127,000	$ 385,661
Safeway, Inc.	384,259	13,076,334
Shinsegae Co. Ltd.	100	65,162
Shinsegae Food Co. Ltd. (a)	100	9,742
Valor Co. Ltd.	651,000	7,426,559
Wal-Mart de Mexico SA de CV sponsored ADR (V Shares)	202	7,636
Whole Foods Market, Inc. (d)	236,525	9,058,908
X5 Retail Group NV unit (a)(f)	100	2,930
		119,240,382
Food Products - 1.8%
Barry Callebaut AG	85	64,432
Britannia Industries Ltd.	25,116	976,410
Campbell Soup Co.	100	3,881
CCL Products (India) Ltd.	103,953	735,046
Cermaq ASA	196,900	3,439,039
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	772
China Agri-Industries Holding Ltd.	2,000	1,358
China Foods Ltd.	2,000	1,358
China Huiyuan Juice Group Ltd.	500	587
China Mengniu Dairy Co. Ltd.	100	345
China Yurun Food Group Ltd.	1,000	1,118
Chiquita Brands International, Inc.	598,600	11,349,456
Corn Products International, Inc.	1,625,904	73,897,337
Green Mountain Coffee Roasters, Inc. (a)	100	7,874
Groupe Danone	218,000	17,708,373
Groupe Danone sponsored ADR	163,400	2,656,884
Hain Celestial Group, Inc. (a)	100	2,714
Heritage Foods (India) Ltd.	100	661
Hershey Co.	100	5,062
Hormel Foods Corp.	732,500	27,358,875
IAWS Group PLC (Ireland)	25,450	533,882
Nutreco Holding NV	100	7,329
REI Agro Ltd. (a)	170,000	918,902
Rocky Mountain Chocolate Factory, Inc.	100	1,588
Seaboard Corp.	430	1,008,350
Tingyi (Cayman Island) Holding Corp.	2,000	2,325
Uni-President Enterprises Corp.	1,000	1,005
Wimm-Bill-Dann Foods OJSC sponsored ADR	94,000	9,776,940
		150,461,903
Personal Products - 2.1%
Amorepacific Corp.	62	49,125
Avon Products, Inc.	1,743,079	64,058,153
Concern Kalina OJSC:
GDR (f)	21,643	845,255
sponsored ADR	21,300	831,859
Dabur India Ltd.	100	254
Estee Lauder Companies, Inc. Class A	100	4,551
Godrej Consumer Products Ltd.	162,080	577,129
Hengan International Group Co. Ltd. (d)	27,672,200	98,384,382
Kose Corp.	110	3,117
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Marico Ltd.	100	$ 137
Natura Cosmeticos SA	168,300	2,429,711
NBTY, Inc. (a)	56,200	2,427,840
Shiseido Co. Ltd. sponsored ADR	207,200	4,361,560
		173,973,073
TOTAL CONSUMER STAPLES		450,286,250
ENERGY - 12.9%
Energy Equipment & Services - 9.2%
BJ Services Co.	3,128,800	88,983,072
Cameron International Corp. (a)	360,900	25,793,523
Dresser-Rand Group, Inc. (a)	1,689,569	66,737,976
Dril-Quip, Inc. (a)	1,418,720	63,771,464
ENSCO International, Inc.	285,500	17,418,355
Global Industries Ltd. (a)	1,127,293	30,233,998
Helmerich & Payne, Inc.	4,400	155,848
Input/Output, Inc. (a)(d)	1,237,611	19,319,108
Metretek Technologies, Inc. (a)(d)(e)	1,140,099	17,603,129
Nabors Industries Ltd. (a)	1,353,100	45,166,478
National Oilwell Varco, Inc. (a)	326,700	34,055,208
Newpark Resources, Inc. (a)(e)	6,563,987	50,870,899
Oil States International, Inc. (a)	75,700	3,129,438
Parker Drilling Co. (a)(e)	8,056,444	84,914,920
Patterson-UTI Energy, Inc.	1,034,083	27,103,315
RPC, Inc.	2,157,718	36,767,515
Saipem SpA	99,700	3,420,576
Tidewater, Inc.	579,600	41,082,048
TODCO (a)	511,000	24,124,310
Weatherford International Ltd. (a)	1,518,400	83,876,416
		764,527,596
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	132,500	8,803,896
China Coal Energy Co. Ltd. (H Shares)	1,000	1,499
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	100	11,164
China Shenhua Energy Co. Ltd. (H Shares)	500	1,746
Cosmo Oil Co. Ltd.	1,596,000	8,811,952
EOG Resources, Inc.	100	7,306
Evergreen Energy, Inc. (a)(d)	1,533,433	9,246,601
Helix Energy Solutions Group, Inc. (a)	438,700	17,508,517
Hess Corp.	670,700	39,544,472
Holly Corp.	86,300	6,402,597
International Coal Group, Inc. (a)(d)	4,530,820	27,094,304
JKX Oil & Gas	91	616
Newfield Exploration Co. (a)	295,700	13,469,135
Niko Resources Ltd.	100	9,106
Nippon Oil Corp.	741,000	6,894,982
Noble Energy, Inc.	325,200	20,289,228

	Shares	Value
OPTI Canada, Inc. (a)	200	$ 4,266
Peabody Energy Corp.	462	22,352
Penn Virginia Resource Partners LP	338,765	10,535,592
Petrobras Energia Participaciones SA sponsored ADR (B Shares) (a)	700	7,595
Petrohawk Energy Corp. (a)	1,466,200	23,253,932
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	10,668
sponsored ADR	100	12,127
Plains Exploration & Production Co. (a)	211,600	10,116,596
Rentech, Inc. (a)	100	259
Sasol Ltd. sponsored ADR	100	3,754
Southwestern Energy Co. (a)	54,200	2,411,900
Sunoco, Inc.	434,700	34,636,896
Surgutneftegaz JSC sponsored ADR	100	5,485
Tesoro Corp.	168,640	9,637,776
Toreador Resources Corp. (a)(d)	295,053	4,425,795
UraMin, Inc. (a)	100	787
Valero Energy Corp.	803,622	59,355,521
XTO Energy, Inc.	100	6,010
		312,544,432
TOTAL ENERGY		1,077,072,028
FINANCIALS - 9.8%
Capital Markets - 5.3%
Acta Holding ASA	1,774,850	9,329,911
AllianceBernstein Holding LP	1,507,328	131,273,196
Ameriprise Financial, Inc.	2,179,922	138,577,642
Charlemagne Capital Ltd.	2,252,100	3,210,934
Cohen & Steers, Inc.	100	4,345
Deutsche Bank AG (NY Shares)	100	14,474
EFG International	183,908	8,490,841
Espirito Santo Financial Group SA	100	4,196
Indiabulls Financial Services Ltd.	100	1,457
Investec PLC	100	1,291
JAFCO Co. Ltd.	51,200	2,361,286
Janus Capital Group, Inc.	477,700	13,299,168
Japan Asia Investment Co. Ltd.	988,000	6,185,027
Julius Baer Holding AG (Bearer)	226,706	16,312,588
Korea Investment Holdings Co. Ltd.	430,110	29,423,561
Legg Mason, Inc.	100	9,838
Man Group plc	485,400	5,936,116
Marusan Securities Co. Ltd. (d)	1,539,700	17,314,748
Mirae Asset Securities Co. Ltd.	213,166	19,220,362
MPC Muenchmeyer Petersen Capital AG	67,000	6,877,911
New Star Asset Management Group PLC	71,780	651,519
Nuveen Investments, Inc. Class A	100	6,215
Sparx Group Co. Ltd. (d)	12,480	9,271,841
T. Rowe Price Group, Inc.	347,863	18,050,611
TD Ameritrade Holding Corp. (a)	100	2,000
W.P. Carey & Co. LLC	138,112	4,343,622
		440,174,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.7%
Allahabad Bank	1,142,127	$ 2,328,361
Asya Katilim Bankasi AS	125,000	766,667
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	235,314
sponsored ADR (non-vtg.)	97,700	4,341,788
Banco Pastor SA	100	2,054
Banif SGPS SA	100	823
Bank of Ayudhya PCL (For. Reg.)	304,800	216,233
Bank of Baroda	1,157,580	9,263,497
Bank of Georgia unit (a)	100	4,300
Bank of India	100	572
Boston Private Financial Holdings, Inc.	195	5,240
Capitalia SpA	79	787
Capitol Bancorp Ltd.	399,373	10,914,864
Cathay General Bancorp	20	671
China Merchants Bank Co. Ltd. (H Shares)	1,000	3,044
Corp. Bank Ltd.	230,369	1,852,047
DnB Nor ASA	100	1,292
East West Bancorp, Inc.	100	3,888
Erste Bank AG	9,800	766,620
Fukuoka Financial Group, Inc. (a)	798,000	5,274,212
Fulton Financial Corp.	13	187
HDFC Bank Ltd. sponsored ADR	100	8,426
Hokuhoku Financial Group, Inc.	100	324
ICICI Bank Ltd. sponsored ADR	100	4,915
Juroku Bank Ltd. (d)	1,155,400	7,345,552
Lakeland Financial Corp.	200	4,254
Marshall & Ilsley Corp.	100	4,763
Oriental Bank of Commerce	182,856	1,040,415
OTP Bank Ltd.	100	5,808
PT Bank Central Asia Tbk	500	302
Punjab National Bank	100	1,614
Sberbank (Savings Bank of the Russian Federation) GDR	100	49,128
Siam City Bank PCL (For. Reg.)	236,300	130,004
State Bank of India	100	4,531
Sumitomo Trust & Banking Co. Ltd.	1,275,000	12,164,054
The Jammu & Kashmir Bank Ltd.	423	7,044
The Mie Bank Ltd.	1,000	5,034
UCO Bank (a)	1,431,669	839,041
UMB Financial Corp.	100	3,687
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	2,641,158
Union Bank of India	100	361
UTI Bank Ltd.	100	1,494
Vijaya Bank Ltd.	436,403	540,400
Wintrust Financial Corp.	100	4,385
		60,789,155
Diversified Financial Services - 0.0%
African Bank Investments Ltd.	100	423

	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	100	$ 1,413
Infrastructure Development Finance Co. Ltd.	100	325
Kotak Mahindra Bank Ltd.	100	1,661
Moody's Corp.	53	3,297
SREI Infrastructure Finance Ltd.	100	221
		7,340
Insurance - 0.6%
Admiral Group PLC	1,356,400	24,214,465
April Group	100	5,285
Baloise Holdings AG (Reg.)	100	9,913
Benfield Group PLC	100	649
Brown & Brown, Inc.	100	2,514
China Life Insurance Co. Ltd. ADR	266	14,276
eHealth, Inc.	124,000	2,367,160
Genworth Financial, Inc. Class A (non-vtg.)	100	3,440
KMG America Corp. (a)	1,068,289	5,608,517
Marsh & McLennan Companies, Inc.	100	3,088
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100	18,432
Penn Treaty American Corp. (a)	178,755	1,022,479
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	331,500	2,342,359
Power Financial Corp.	100	3,797
Principal Financial Group, Inc.	100	5,829
Reinsurance Group of America, Inc.	194,389	11,709,993
Samsung Fire & Marine Insurance Co. Ltd.	100	19,267
UNIPOL Assicurazioni SpA	100	361
Universal American Financial Corp. (a)	34,900	742,672
		48,094,496
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc.	100	9,682
American Financial Realty Trust (SBI)	212,800	2,196,096
BioMed Realty Trust, Inc.	100	2,512
British Land Co. PLC	1,596	42,946
CFS Retail Property Trust	3,169,200	5,777,745
DA Office Investment Corp. (d)	100	657,681
Digital Realty Trust, Inc.	100	3,768
General Growth Properties, Inc.	154,600	8,186,070
Hospitality Properties Trust (SBI)	341,100	14,152,239
K-REIT Asia	738,020	1,378,261
Land Securities Group PLC	150,016	5,250,737
Link (REIT)	500	1,106
Plum Creek Timber Co., Inc.	100	4,166
RAIT Financial Trust (SBI)	200,600	5,219,612
Senior Housing Properties Trust (SBI)	2,109,110	42,920,389
		85,803,010
Real Estate Management & Development - 1.9%
Ayala Land, Inc.	14,622,600	5,536,467
Babis Vovos International Technical SA	12,465	403,196
Capital & Regional PLC	529,100	12,356,709
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)	153,300	$ 5,595,450
China Seven Star Shopping Ltd. (a)	10,000	1,266
Derwent London PLC	247,400	9,116,352
Fabege AB	685,400	7,566,117
Hang Lung Properties Ltd.	1,000	3,447
Henderson Land Development Co. Ltd.	1,000	6,810
Hopson Development Holdings Ltd.	8,390,000	23,552,345
Indiabulls Real Estate Ltd. (a)	300	3,097
Joint Corp.	20,600	647,304
Kenedix, Inc. (d)	6,992	13,057,486
Keppel Land Ltd.	1,200,100	6,856,819
Kerry Properties Ltd.	6,148,991	38,612,065
Megaworld Corp.	12,277,000	1,062,484
Mirland Development Corp. PLC	63,000	752,736
New World China Land Ltd.	12,373,200	10,523,043
Patrizia Immobilien AG	814,200	14,457,430
PIK Group GDR (a)	100	2,500
Robinsons Land Corp.	4,868,500	2,053,997
Sankei Building Co. Ltd. (d)	441,700	4,461,471
Shun Tak Holdings Ltd.	1,494,200	2,197,578
Sistema-Hals JSC unit (a)	100	1,200
SM Prime Holdings, Inc.	125	32
Songbird Estates PLC Class B	591,400	3,265,873
		162,093,274
Thrifts & Mortgage Finance - 0.3%
BankUnited Financial Corp. Class A	403,390	8,096,037
Clayton Holdings, Inc. (a)	800	9,112
Housing Development Finance Corp. Ltd.	84	4,215
Hypo Real Estate Holding AG	11,800	766,725
Hypo Real Estate Holding AG ADR	11,800	769,360
IndyMac Bancorp, Inc.	100	2,917
Radian Group, Inc.	233,477	12,607,758
		22,256,124
TOTAL FINANCIALS		819,218,099
HEALTH CARE - 12.2%
Biotechnology - 0.7%
3SBio, Inc. ADR	55,600	535,984
Alnylam Pharmaceuticals, Inc. (a)	79,700	1,210,643
Basilea Pharmaceutica AG (a)	29,070	6,436,997
BioCryst Pharmaceuticals, Inc. (a)(d)	590,769	4,566,644
Celgene Corp. (a)	100	5,733
Cepheid, Inc. (a)	66,600	972,360
CSL Ltd.	183	13,655
Cubist Pharmaceuticals, Inc. (a)	100	1,971
CuraGen Corp. (a)	294,635	580,431
CytRx Corp. (a)	186,785	582,769
deCODE genetics, Inc. (a)	327,482	1,223,145
Digene Corp. (a)	100	6,005
Genentech, Inc. (a)	100	7,566

	Shares	Value
Genitope Corp. (a)	100	$ 386
Genomic Health, Inc. (a)	763	14,344
Genta, Inc. (a)	100	29
Human Genome Sciences, Inc. (a)(d)	1,338,082	11,935,691
Infinity Pharmaceuticals, Inc. (a)	100	1,088
Insmed, Inc. (a)	1,000,074	810,060
Iomai Corp. (a)	100	182
MannKind Corp. (a)	40	493
Medarex, Inc. (a)	179,700	2,567,913
Molecular Insight Pharmaceuticals, Inc.	66,700	629,648
Momenta Pharmaceuticals, Inc. (a)(d)	69,800	703,584
Myriad Genetics, Inc. (a)	100	3,719
Orchid Cellmark, Inc. (a)	927,253	4,302,454
Osiris Therapeutics, Inc.	100	1,351
Pro-Pharmaceuticals, Inc. (a)	100	42
Q-Med AB	101,500	1,454,367
Sangamo Biosciences, Inc. (a)(d)(e)	2,268,749	18,422,242
Seattle Genetics, Inc. (a)	385,945	3,786,120
Sino Biopharmaceutical Ltd.	4,000	803
Sonus Pharmaceuticals, Inc. (a)	100	528
Synta Pharmaceuticals Corp.	100	830
Telik, Inc. (a)	100	338
Theravance, Inc. (a)	100	3,200
TorreyPines Therapeutics, Inc. (a)	100	695
Trubion Pharmaceuticals, Inc.	100	2,088
VaxGen, Inc. (a)	100	160
Vion Pharmaceuticals, Inc. (a)	100	108
		60,786,366
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	100	1,078
Align Technology, Inc. (a)	100	2,416
American Medical Systems Holdings, Inc. (a)	100	1,804
Angiodynamics, Inc. (a)	648	11,670
Beckman Coulter, Inc.	513,100	33,187,308
Becton, Dickinson & Co.	919,332	68,490,234
bioMerieux SA	100	8,608
Biophan Technologies, Inc. (a)	100	16
Clinical Data, Inc. (a)	100	2,116
Cochlear Ltd.	100	5,172
DENTSPLY International, Inc.	100	3,826
Edwards Lifesciences Corp. (a)	1,760,680	86,871,951
Fresenius AG	300	23,111
Gen-Probe, Inc. (a)	100	6,042
Greatbatch, Inc. (a)	100	3,240
Gyrus Group PLC (a)	85,500	810,818
Hologic, Inc. (a)	200	11,062
I-Flow Corp. (a)	200	3,348
IDEXX Laboratories, Inc. (a)	100	9,463
Immucor, Inc. (a)	100	2,797
Inverness Medical Innovations, Inc. (a)	21,100	1,076,522
Kinetic Concepts, Inc. (a)	100	5,197
Kyphon, Inc. (a)	100	4,815
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	150	$ 3,249
Mindray Medical International Ltd. sponsored ADR	118,000	3,602,540
Neogen Corp. (a)	100	2,876
NMT Medical, Inc. (a)	100	1,188
NuVasive, Inc. (a)	100	2,701
Optos PLC (a)	100	508
Palomar Medical Technologies, Inc. (a)	206,899	7,181,464
Quidel Corp. (a)	1,190,525	20,905,619
Somanetics Corp. (a)	100	1,831
St. Jude Medical, Inc. (a)	100	4,149
ThermoGenesis Corp. (a)	1,168,959	3,226,327
Varian Medical Systems, Inc. (a)	100	4,251
Zimmer Holdings, Inc. (a)	100	8,489
		225,487,806
Health Care Providers & Services - 1.3%
Acibadem Saglik Hizmetleri AS	185	1,297
Aetna, Inc.	100	4,940
Apollo Hospitals Enterprise Ltd.	100	1,283
Bangkok Dusit Medical Service PCL (For. Reg.)	100	129
Brookdale Senior Living, Inc.	221,620	10,099,223
Bumrungrad Hospital PCL (For. Reg.)	100	138
Chindex International, Inc. (a)(d)(e)	429,400	9,511,210
Diagnosticos da America SA	1,000	22,135
Health Grades, Inc. (a)	335,121	2,181,638
Health Management Associates, Inc. Class A	100	1,136
Health Net, Inc. (a)	245,000	12,936,000
Humana, Inc. (a)	164,700	10,031,877
Laboratory Corp. of America Holdings (a)	383,800	30,036,188
Lincare Holdings, Inc. (a)	907,800	36,175,830
Medial Saude SA	180,000	2,939,194
National Research Corp.	100	2,517
Network Healthcare Holdings Ltd.	100	204
Nighthawk Radiology Holdings, Inc. (a)	500	9,025
Ramsay Health Care Ltd.	100	951
Sonic Healthcare Ltd.	100	1,277
		113,956,192
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	88,800	2,262,624
Cerner Corp. (a)	26,400	1,464,408
Eclipsys Corp. (a)	619,353	12,263,189
Emageon, Inc. (a)	100	902
Health Corp. (a)	1,907,419	26,722,940
iCAD, Inc. (a)	100	414
IMS Health, Inc.	1,842,900	59,212,377
Merge Technologies, Inc. (a)	200	1,306
Phase Forward, Inc. (a)	49,900	839,817

	Shares	Value
ProxyMed, Inc. (a)	100	$ 229
TriZetto Group, Inc. (a)	1,053,136	20,388,713
		123,156,919
Life Sciences Tools & Services - 4.8%
Applera Corp.:
- Applied Biosystems Group	100	3,054
- Celera Genomics Group (a)	400	4,960
Bachem Holding AG (B Shares)	100	8,342
Bio-Imaging Technologies, Inc. (a)	100	683
Bio-Rad Laboratories, Inc. Class A (a)	327	24,711
Cambrex Corp.	100	1,327
Charles River Laboratories International, Inc. (a)	430,900	22,243,058
Dionex Corp. (a)	100	7,099
Evotec OAI AG (a)	100	436
Exelixis, Inc. (a)	74	895
Harvard Bioscience, Inc. (a)(e)	1,875,657	9,847,199
ICON PLC sponsored ADR	406,452	17,778,210
Illumina, Inc. (a)	100	4,059
Invitrogen Corp. (a)	87,800	6,475,250
Luminex Corp. (a)	100	1,231
Millipore Corp. (a)	561,750	42,181,808
Nektar Therapeutics (a)	100	949
QIAGEN NV (a)(d)	4,314,300	76,751,397
Thermo Fisher Scientific, Inc. (a)	3,736,100	193,231,092
Third Wave Technologies, Inc. (a)	470,674	2,753,443
Varian, Inc. (a)	105,600	5,790,048
Ventana Medical Systems, Inc. (a)	56,643	4,376,805
Waters Corp. (a)	307,920	18,278,131
		399,764,187
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	815,100	5,697,549
Allergan, Inc.	120,216	6,929,250
BioMimetic Therapeutics, Inc.	40,300	629,889
Boiron SA	55	1,853
Chugai Pharmaceutical Co. Ltd.	100	1,798
Daiichi Sankyo Co. Ltd.	100	2,655
Discovery Laboratories, Inc. (a)	1,989,217	5,629,484
Endo Pharmaceuticals Holdings, Inc. (a)	2,348,697	80,395,898
Hi-Tech Pharmacal Co., Inc. (a)	100	1,194
MGI Pharma, Inc. (a)	100	2,237
Pfizer Ltd.	100	1,986
Ranbaxy Laboratories Ltd. sponsored GDR	75	664
Roche Holding AG (participation certificate)	149	26,507
SuperGen, Inc. (a)	100	556
Wockhardt Ltd.	86,000	816,284
		100,137,804
TOTAL HEALTH CARE	1,023,289,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.1%
Aerospace & Defense - 0.3%
Ceradyne, Inc. (a)	277,245	$ 20,505,040
DHB Industries, Inc. (a)	91,800	481,950
DynCorp International, Inc. Class A	129,900	2,856,501
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	4,821
General Dynamics Corp.	200	15,644
QinetiQ Group plc	100	373
		23,864,329
Air Freight & Logistics - 0.2%
Business Post Group PLC	200	1,920
C.H. Robinson Worldwide, Inc.	400	21,008
Expeditors International of Washington, Inc.	200	8,260
FedEx Corp.	100	11,097
Panalpina Welttransport Holding AG	82,690	17,531,688
		17,573,973
Airlines - 0.1%
Air China Ltd. (H Shares)	2,000	1,527
easyJet PLC (a)	100	1,054
TAM SA (PN) sponsored ADR (ltd. vtg.)	240,400	7,957,240
		7,959,821
Building Products - 0.0%
Ameron International Corp.	159	14,340
Duratex SA	100	2,851
PGT, Inc.	100	1,093
Trex Co., Inc. (a)	100	1,963
		20,247
Commercial Services & Supplies - 2.0%
Administaff, Inc.	100	3,349
Advisory Board Co. (a)	100	5,556
Allied Waste Industries, Inc. (a)	4,467,000	60,125,820
Bio-Treat Technology Ltd.	961,416	549,309
Equifax, Inc.	1,421,803	63,156,489
Experian Group Ltd.	100	1,264
Fuel Tech, Inc. (a)	133,100	4,558,675
GFK AG	20	987
Intertek Group PLC	484	9,564
Kenexa Corp. (a)	614,092	23,157,409
Korn/Ferry International (a)	264,000	6,932,640
Midas International Holdings Ltd.	4,166,000	506,152
Monster Worldwide, Inc. (a)	100	4,110
Pike Electric Corp. (a)(d)	102,200	2,287,236
Randstad Holdings NV	62,140	4,949,301
Ritchie Brothers Auctioneers, Inc.	100	6,262
Robert Half International, Inc.	100	3,650
Sinomem Technology Ltd.	2,723,000	2,702,641
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	100	118,861
Steelcase, Inc. Class A	100	1,850

	Shares	Value
Stericycle, Inc. (a)	200	$ 8,892
Taiwan Secom Co.	155,000	265,119
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	1,386,000	1,059,991
United Envirotech Ltd.	1,000	202
		170,415,329
Construction & Engineering - 0.6%
Fluor Corp.	37,900	4,220,923
Gammon India Ltd.	100	1,015
GS Engineering & Construction Corp.	29,690	3,551,167
Hindustan Construction Co. Ltd.	100	304
Insituform Technologies, Inc. Class A (a)	300	6,543
IVRCL Infrastructures & Projects Ltd.	688,326	6,107,885
Jacobs Engineering Group, Inc. (a)	340,140	19,561,451
Larsen & Toubro Ltd.	100	5,424
Nagarjuna Construction Co. Ltd.	175,022	769,622
Orascom Construction Industries SAE GDR	100	13,250
Prajay Engineers Syndicate Ltd.	115,252	717,250
Schmack Biogas AG (d)	65,400	4,956,692
Shaw Group, Inc. (a)	130,000	6,017,700
SNC-Lavalin Group, Inc.	100	3,652
Taihei Dengyo Kaisha Ltd.	462,000	3,507,389
Unitech Ltd.	100	1,246
		49,441,513
Electrical Equipment - 3.1%
Acuity Brands, Inc. (d)	212,900	12,833,612
AstroPower, Inc. (a)	100	0
Ceres Power Holdings PLC (a)	20,100	117,052
Conergy AG	100	7,850
Cooper Industries Ltd. Class A	2,067,740	118,047,277
Crompton Greaves Ltd.	100	625
Distributed Energy Systems Corp. (a)	100	130
Dongfang Electrical Machinery Co. Ltd. (H Shares)	366,000	2,026,780
First Solar, Inc.	718	64,110
Genlyte Group, Inc. (a)	100	7,854
Grupo Corporacion Tecnologica SA	100	3,654
Harbin Electric, Inc. (a)	93,494	1,543,586
Hitachi Cable Ltd.	1,000	5,862
Johnson Electric Holdings Ltd. sponsored ADR	100	545
Jyoti Structures Ltd.	100	460
Kalpataru Power Transmission Ltd.	40,000	1,464,380
KEC International Ltd.	100	1,383
Legrand SA	100	3,623
Neo-Neon Holdings Ltd.	12,185,000	25,993,171
Nexans SA	17,400	2,915,386
Prysmian SpA	116,600	2,834,204
Q-Cells AG	200	17,375
Renewable Energy Corp. AS	284,000	11,076,443
Rockwell Automation, Inc. (d)	603,311	41,893,916
Schneider Electric SA	89,800	12,655,473
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Seoul Semiconductor Co. Ltd.	191,880	$ 11,215,589
Solar Integrated Technologies, Inc. (a)	100	225
SolarWorld AG (d)	404,968	18,744,462
Thomas & Betts Corp. (a)	100	5,800
Vestas Wind Systems AS (a)	100	6,620
		263,487,447
Industrial Conglomerates - 0.4%
3M Co.	100	8,679
Aditya Birla Nuvo Ltd.	100	3,307
Hutchison Whampoa Ltd. ADR	100	4,995
McDermott International, Inc. (a)	56,000	4,654,720
NWS Holdings Ltd.	2,190,535	5,462,890
Sequa Corp. Class A (a)	6,243	699,216
Shanghai Industrial Holdings Ltd. (H Shares)	929,000	3,564,303
Siemens India Ltd.	100	3,440
Teleflex, Inc.	201,900	16,511,382
		30,912,932
Machinery - 5.9%
A.S.V., Inc. (a)	100	1,728
AGCO Corp. (a)	4,005,723	173,888,435
Albany International Corp. Class A	100	4,044
American Science & Engineering, Inc. (a)	100	5,685
Badger Meter, Inc. (d)	660,463	18,664,684
Bucher Industries AG	500	80,345
China Infrastructure Machinery Holdings Ltd.	326,000	712,104
China Metal International Holdings, Inc.	2,000	721
China Yuchai International Ltd.	100	1,142
Circor International, Inc.	250,853	10,141,987
Crane Co.	704,484	32,018,798
Cummins India Ltd.	100	839
Danaher Corp.	100	7,550
Deere & Co.	821,100	99,139,614
Delachaux SA	49,989	4,808,925
Doosan Infracore Co. Ltd.	100	3,356
Dover Corp.	578,841	29,607,717
Eicher Motors Ltd.	100	870
ESCO Technologies, Inc. (a)	100	3,626
Graco, Inc.	100	4,028
Haitian International Holdings Ltd.	1,139,000	872,546
Hamworthy PLC	74,400	866,535
Hexagon AB (B Shares)	55,200	1,069,392
Hyflux Ltd.	100	191
IDEX Corp.	1,650	63,591
Jain Irrigation Systems Ltd.	100	1,186
JTEKT Corp.	1,000	18,107
Kadant, Inc. (a)	178,881	5,581,087
KCI Konecranes Oyj	100	4,210
Komax Holding AG (Reg.)	100	16,945
Krones AG	2,900	676,646

	Shares	Value
MAN AG	156,600	$ 22,626,975
Metso Corp. sponsored ADR	100	5,894
PACCAR, Inc.	150	13,056
Parker Hannifin Corp.	183,900	18,005,649
Railpower Technologies Corp. (a)	100	40
Shanthi Gears Ltd.	130,010	227,297
Shin Zu Shing Co. Ltd.	1,050,000	8,081,857
SPX Corp.	468,580	41,146,010
Tata Motors Ltd.	100	1,654
Tata Motors Ltd. sponsored ADR	100	1,642
Terex Corp. (a)	308,286	25,063,652
Thermax Ltd.	100	1,240
Uzel Makina Sanayi AS (a)	415,173	733,868
Valmont Industries, Inc.	100	7,276
Vossloh AG	20,600	2,419,709
Wabash National Corp.	100	1,463
		496,603,916
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	3,524
Kuehne & Nagel International AG	100	9,234
		12,758
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	100	8,514
Con-way, Inc.	438,600	22,035,264
CSX Corp.	354,900	15,998,892
Guangshen Railway Co. Ltd. sponsored ADR	100	4,045
Knight Transportation, Inc.	225	4,361
Landstar System, Inc.	100	4,825
Norfolk Southern Corp.	100	5,257
Old Dominion Freight Lines, Inc. (a)	100	3,015
		38,064,173
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	100	3,981
GATX Corp.	100	4,925
MSC Industrial Direct Co., Inc. Class A	77	4,235
Richelieu Hardware Ltd.	100	2,283
		15,424
Transportation Infrastructure - 0.0%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,686
Macquarie Infrastructure Group unit	102	311
		1,997
TOTAL INDUSTRIALS	1,098,373,859
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.1%
ADC Telecommunications, Inc. (a)	1,677,096	30,741,170
Airspan Networks, Inc. (a)	100	363
Alvarion Ltd. (a)	600	5,598
Cisco Systems, Inc. (a)	4,494,100	125,160,685
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	100	$ 5,835
F5 Networks, Inc. (a)	510,800	41,170,480
Finisar Corp. (a)	100	378
Gemtek Technology Corp.	151,000	389,722
Harris Corp.	100	5,455
Infinera Corp.	100	2,492
Juniper Networks, Inc. (a)	8,706,696	219,147,521
Option NV (a)	360	7,167
Plantronics, Inc.	7,900	207,138
RADWARE Ltd. (a)	324,500	4,721,475
Vyyo, Inc. (a)	100	664
Zyxel Communications Corp.	1,038,470	1,922,153
		423,488,296
Computers & Peripherals - 2.7%
Acer, Inc.	7,628,000	15,610,140
Apple, Inc. (a)	980,500	119,660,220
ASUSTeK Computer, Inc.	459,000	1,267,367
Diebold, Inc.	100	5,220
Gemalto NV (a)	16	372
I-Chiun Precision Industries Co. Ltd.	3,671,000	5,499,772
Lenovo Group Ltd.	5,280,000	3,112,953
Lenovo Group Ltd. ADR	100	1,165
Lexmark International, Inc. Class A (a)	623,600	30,749,716
Logitech International SA (a)	250,943	6,622,386
Logitech International SA (Reg.) (a)	200	5,278
Moser-Baer India Ltd.	100	1,154
Psion PLC	33	84
SanDisk Corp. (a)	20	979
Sun Microsystems, Inc. (a)	7,990,500	42,030,030
Unisteel Technology Ltd.	2,470,625	3,613,699
		228,180,535
Electronic Equipment & Instruments - 2.3%
Acacia Research Corp. - Acacia Technologies (a)	100	1,616
Agilent Technologies, Inc. (a)	1,094,059	42,055,628
Amphenol Corp. Class A	200	7,130
China EnerSave Ltd.	12,373,000	1,737,043
CPI International, Inc.	754,472	14,961,180
Daktronics, Inc.	200	4,296
Digital China Holdings Ltd. (H Shares)	19,601,000	8,548,114
Echelon Corp. (a)	4,525	70,726
Everlight Electronics Co. Ltd.	3,399,000	12,198,610
Gold Circuit Electronics Ltd.	4,532,000	3,529,811
Hana Microelectronics PCL (For. Reg.)	509,400	416,695
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	433,720
Horiba Ltd.	100	4,100
Ingenico SA (d)	364,130	10,792,617
IPG Photonics Corp.	52,543	1,048,233
Itron, Inc. (a)	109,136	8,506,060
L-1 Identity Solutions, Inc.	100	2,045

	Shares	Value
Maxwell Technologies, Inc. (a)(d)	315,586	$ 4,487,633
Measurement Specialties, Inc. (a)	100	2,368
Meiko Electronics Co. Ltd.	100	3,719
Mettler-Toledo International, Inc. (a)	505,174	48,249,169
Motech Industries, Inc.	196,000	2,574,221
Murata Manufacturing Co. Ltd.	100	7,543
Nichicon Corp.	113,100	1,615,321
Nihon Dempa Kogyo Co. Ltd.	100	5,684
Nippon Electric Glass Co. Ltd.	594,000	10,490,013
NovAtel, Inc. (a)	100	3,630
Oriental Investment Corp. Ltd. (a)	20,000	2,097
Prime View International Co. Ltd. (a)	1,304,000	1,481,637
Robotic Vision Systems, Inc. (a)	100	1
Rogers Corp. (a)	100	3,700
Sunpower Corp. Class A (a)(d)	300,800	18,965,440
Tektronix, Inc.	100	3,374
Unity Opto Technology Co. Ltd.	1,000	1,289
Universal Display Corp. (a)	25,600	402,176
Yageo Corp. sponsored GDR (a)	100	235
		192,616,874
Internet Software & Services - 1.8%
Answers Corp. (a)	100	1,235
aQuantive, Inc. (a)	11	702
Art Technology Group, Inc. (a)	100	266
Aun Consulting, Inc. (a)	36	64,599
Baidu.com, Inc. sponsored ADR (a)	100	16,798
Blinkx PLC	3,876,776	3,386,455
CNET Networks, Inc. (a)	100	819
DA Consortium, Inc.	1,591	888,769
DealerTrack Holdings, Inc. (a)	992,361	36,558,579
Digital River, Inc. (a)	100	4,525
eCollege.com (a)	148,433	3,302,634
F@N Communications, Inc. (d)	325	538,324
INFO Edge India Ltd.	100	1,924
Internap Network Services Corp. (a)(d)	1,104,439	15,926,010
LBI International AB (a)	82,100	642,213
LivePerson, Inc. (a)	1,268,773	6,787,936
LoopNet, Inc.	390,991	9,121,820
Omniture, Inc.	196,105	4,494,727
Online Resources Corp. (a)	100	1,098
Open Business Club AG	44,990	2,786,911
Open Text Corp. (a)	36,700	804,110
Openwave Systems, Inc.	100	626
Rediff.com India Ltd. sponsored ADR (a)(d)	39,000	698,880
Sify Ltd. sponsored ADR (a)(d)	677,350	5,974,227
Tencent Holdings Ltd.	1,904,000	7,670,350
TheStreet.com, Inc.	100	1,088
ValueClick, Inc. (a)	766,361	22,576,995
VistaPrint Ltd. (a)	203,412	7,780,509
Visual Sciences, Inc. (a)	699,000	10,813,530
Websense, Inc. (a)	620,936	13,194,890
		154,041,549
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.0%
Authorize.Net Holdings, Inc. (a)	402,211	$ 7,195,555
Cap Gemini SA	36,800	2,707,904
CheckFree Corp. (a)	100	4,020
Cognizant Technology Solutions Corp. Class A (a)	138,600	10,407,474
eLoyalty Corp.	100	2,225
Mastercard, Inc. Class A (d)	385,900	64,009,233
Nomura Research Institute Ltd.	2,787,400	82,155,421
Patni Computer Systems Ltd. sponsored ADR	39,500	995,795
SAIC, Inc.	24,700	446,329
Syntel, Inc.	100	3,039
WNS Holdings Ltd. ADR	100	2,846
		167,929,841
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	2,906
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	100	1,430
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares)	2,000	200
Advantest Corp. ADR	100	4,374
Aixtron AG (a)	200	1,762
Aixtron AG sponsored ADR (a)	100	870
Alliance Semiconductor Corp.	100	500
Altera Corp.	8,884,324	196,610,090
ANADIGICS, Inc. (a)(d)	1,110,248	15,310,320
Arima Optoelectronics Corp.	1,743,000	2,387,708
ARM Holdings PLC sponsored ADR	100	875
ASML Holding NV (a)	120,600	3,310,470
ASML Holding NV (NY Shares) (a)	1,495,800	41,059,710
ATMI, Inc. (a)(e)	1,775,576	53,267,280
Bright Led Electronics Corp.	962,000	1,595,498
Cambridge Display Technologies, Inc. (a)	100	641
Credence Systems Corp. (a)	100	360
Cree, Inc. (a)(d)	863,216	22,314,134
Elpida Memory, Inc. (a)	100	4,409
Epistar Corp.	7,649,000	31,423,045
Ersol Solar Energy AG (a)	100	9,081
Fairchild Semiconductor International, Inc. (a)	100	1,932
Formosa Epitaxy, Inc. (a)	1,000	984
Global Mixed-Mode Tech, Inc.	82,000	1,041,906
Harvatek Corp.	1,000	1,411
Hittite Microwave Corp. (a)	100	4,273
Holtek Semiconductor, Inc.	1,385,000	2,813,149
Infineon Technologies AG sponsored ADR (a)	100	1,653
Integrated Device Technology, Inc. (a)	1,091,753	16,671,068
International Rectifier Corp. (a)	51,600	1,922,616
Intersil Corp. Class A	1,226,143	38,574,459
KLA-Tencor Corp.	100	5,495

	Shares	Value
Lam Research Corp. (a)	100	$ 5,140
LSI Corp. (a)	1,747,021	13,120,128
MediaTek, Inc.	689,000	10,774,832
Microchip Technology, Inc.	100	3,704
MJC Probe, Inc.	1,000	4,215
National Semiconductor Corp.	100	2,827
O2Micro International Ltd. sponsored ADR (a)	202,400	2,241,580
Opto Technology Corp. (a)	8,347,000	7,113,051
Powertech Technology, Inc.	1,000,000	4,184,484
Realtek Semiconductor Corp.	154,000	766,707
Richtek Technology Corp.	1,595,000	25,332,926
Saifun Semiconductors Ltd. (a)	3,700	43,956
Samco, Inc.	100	1,161
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	689
Silicon Laboratories, Inc. (a)	100	3,461
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,363,400	14,997,400
SiRF Technology Holdings, Inc. (a)	100	2,074
Skyworks Solutions, Inc. (a)	100	735
Soitec SA (a)	62,400	1,335,189
Supertex, Inc. (a)	100	3,134
Teradyne, Inc. (a)	729,000	12,815,820
Tyntek Corp.	1,000	1,093
Ultratech, Inc. (a)	100	1,333
Varian Semiconductor Equipment Associates, Inc. (a)	100	4,006
Veeco Instruments, Inc. (a)	100	2,074
Zetex PLC	876,700	1,566,846
		522,670,268
Software - 2.8%
Activision, Inc. (a)	1	19
Adobe Systems, Inc. (a)	652,500	26,197,875
Amdocs Ltd. (a)	383,000	15,251,060
Autonomy Corp. PLC (a)	3,876,776	56,051,668
Business Objects SA sponsored ADR (a)	517,900	20,115,236
Cadence Design Systems, Inc. (a)	997,331	21,901,389
Cognos, Inc. (a)	219,800	8,719,467
Digimarc Corp. (a)	100	981
Electronic Arts, Inc. (a)	197,741	9,357,104
Financial Technology (India) Ltd.	78	5,799
Interactive Intelligence, Inc. (a)	339,714	6,998,108
Kingdee International Software Group Co. Ltd.	2,552,000	2,310,743
Lawson Software, Inc. (a)	100	989
Midway Games, Inc. (a)	100	636
Napster, Inc. (a)	100	340
Nintendo Co. Ltd.	100	36,680
Quality Systems, Inc. (d)	309,043	11,734,363
Salary.com, Inc.	185,900	2,230,800
Sandvine Corp. (a)	1,910,200	10,579,845
Scientific Learning Corp. (a)	100	675
Smith Micro Software, Inc. (a)	100	1,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Subex Azure Ltd.	89	$ 1,355
Symantec Corp. (a)	100	2,020
Tata Elxsi Ltd.	100	831
Telelogic AB (a)(d)	3,423,100	10,510,440
The9 Ltd. sponsored ADR (a)(d)	155,000	7,170,300
THQ, Inc. (a)	1,100	33,572
Ubisoft Entertainment SA (a)	384,500	20,372,967
		229,586,768
TOTAL INFORMATION TECHNOLOGY		1,918,517,037
MATERIALS - 6.0%
Chemicals - 1.9%
ADA-ES, Inc. (a)	100	2,093
Advansa Sasa Polyester Sanayi AS (a)	1	1
Air Products & Chemicals, Inc.	100	8,037
Asian Paints India Ltd.	385,678	7,710,229
Dyno Nobel Ltd.	100	203
Ecolab, Inc.	1,580,000	67,466,000
Filtrona PLC	50	262
JSR Corp.	394,700	9,534,203
Jubilant Organosys Ltd.	100	760
Kuraray Co. Ltd.	125,000	1,466,588
Lubrizol Corp.	173,200	11,180,060
Methanex Corp.	103,700	2,573,882
Monsanto Co.	200	13,508
Quaker Chemical Corp.	100	2,360
Recticel SA	100	1,529
RPM International, Inc.	100	2,311
Sensient Technologies Corp.	732,890	18,608,077
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	922,000	603,724
Sodiff Advanced Materials Co. Ltd.	100	4,817
Syngenta AG sponsored ADR	74,500	2,900,285
Terra Nitrogen Co. LP	103,700	13,177,159
Tokuyama Corp.	2,117,000	27,605,569
United Phosphorous Ltd.	100	768
Zoltek Companies, Inc. (a)	100	4,153
		162,866,578
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	6,750
Headwaters, Inc. (a)	100	1,727
Shree Cement Ltd.	100	3,157
		11,634
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	1,080,401	1,731,574

	Shares	Value
Packaging Corp. of America	100	$ 2,531
Sealed Air Corp.	200	6,204
Sonoco Products Co.	100	4,281
		1,744,590
Metals & Mining - 3.2%
Aditya Birla Minerals Ltd.	394,800	950,749
Agnico-Eagle Mines Ltd. (a)	23,350	417,732
Alamos Gold, Inc. (a)	2,718,700	14,036,940
Aquarius Platinum Ltd. (Australia)	42,383	1,290,917
Barrick Gold Corp.	81,700	2,376,030
BHP Billiton Ltd. sponsored ADR	100	5,975
BlueScope Steel Ltd.	100	877
Brush Engineered Materials, Inc. (a)	100	4,199
Eldorado Gold Corp. (a)	8,085,900	47,365,422
FNX Mining Co., Inc. (a)	100	3,043
Freeport-McMoRan Copper & Gold, Inc. Class B	80,668	6,680,924
Grupo Mexico SA de CV Series B	100	611
High River Gold Mines Ltd. (a)	8,491,900	23,118,057
IAMGOLD Corp.	3,863,100	29,737,076
Inmet Mining Corp.	100	7,735
Ivanhoe Mines Ltd. (a)	100	1,418
Kinross Gold Corp. (a)	4,564,666	53,091,961
Lihir Gold Ltd. (a)	2,370,500	6,030,196
Lihir Gold Ltd. sponsored ADR	909,500	23,355,960
Lundin Mining Corp. (a)	970,821	11,720,026
Maharashtra Seamless Ltd.	70,000	1,145,392
Mechel Steel Group OAO sponsored ADR	100	3,653
Meridian Gold, Inc. (a)	100	2,758
Miramar Mining Corp. (a)	1,007,300	4,359,214
Newcrest Mining Ltd.	850,000	16,469,309
Newmont Mining Corp.	274,500	10,721,970
Northern Orion Resources, Inc. (a)	100	570
POSCO sponsored ADR	100	12,000
Royal Gold, Inc.	459,942	10,932,821
Shore Gold, Inc. (a)	805,600	3,705,647
Sumitomo Metal Mining Co. Ltd.	1,600	34,752
Vedanta Resources PLC	100	3,243
Xstrata PLC	100	5,998
		267,593,175
Paper & Forest Products - 0.9%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	6,624
Ballarpur Industries Ltd.	100	292
Cathay Forest Products Corp. (a)	40,100	50,066
Glatfelter	100	1,359
Gunns Ltd.	1,445,044	4,006,813
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	76,969
Lee & Man Paper Manufacturing Ltd.	7,938,000	21,978,936
Pope Resources, Inc. LP	100	4,866
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	87
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Sino-Forest Corp. (a)	1,831,000	$ 26,298,334
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	867,600	19,755,252
		72,179,598
TOTAL MATERIALS		504,395,575
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Golden Telecom, Inc.	100	5,501
LG Dacom Corp.	32,020	873,415
Pipex Communications PLC (a)	100	26
PT Indosat Tbk sponsored ADR	100	3,625
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	4,310
		886,877
Wireless Telecommunication Services - 0.0%
Clearwire Corp.	100	2,443
NII Holdings, Inc. (a)	36	2,907
Philippine Long Distance Telephone Co.	100	5,733
Sprint Nextel Corp.	36,700	760,057
Telemig Celular Participacoes SA sponsored ADR	100	5,034
		776,174
TOTAL TELECOMMUNICATION SERVICES		1,663,051
UTILITIES - 2.7%
Electric Utilities - 0.0%
Areva T&D India Ltd.	100	3,747
Entergy Corp.	5,175	555,536
Korea Electric Power Corp. sponsored ADR	100	2,190
		561,473
Gas Utilities - 0.7%
Aegis Logistics Ltd.	120,637	400,982
AGL Resources, Inc.	1,421,200	57,530,176
China Gas Holdings Ltd.	2,000	857
		57,932,015
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	2,195,300	48,033,164
Black Hills Corp.	308,906	12,279,014
International Power PLC sponsored ADR	100	8,560
NTPC Ltd.	100	377
Ormat Technologies, Inc.	100	3,768
PTC India Ltd.	100	158
		60,325,041

	Shares	Value
Multi-Utilities - 1.3%
CH Energy Group, Inc.	34,633	$ 1,557,446
CMS Energy Corp.	277,854	4,779,089
Sempra Energy	1,645,134	97,441,287
Veolia Environnement sponsored ADR	100	7,841
Wisconsin Energy Corp.	100	4,423
		103,790,086
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	15
Guangdong Investment Ltd.	2,000	1,166
Puncak Niaga Holding BHD	70	73
Sino-Environment Technology Group Ltd.	1,000	2,142
		3,396
TOTAL UTILITIES		222,612,011
TOTAL COMMON STOCKS (Cost $6,709,525,702)		8,165,816,989
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a)	5	10
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		10
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 5.32% (b)	216,952,226	216,952,226
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	285,343,850	285,343,850
TOTAL MONEY MARKET FUNDS (Cost $502,296,076)		502,296,076
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $4,785,000)	$ 4,786,722	$ 4,785,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $7,216,606,897)	8,672,898,075
NET OTHER ASSETS - (3.7)%	(312,072,427)
NET ASSETS - 100%	$ 8,360,825,648
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $852,235 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,785,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 901,750
Bear Stearns & Co., Inc.	2,103,427
Lehman Brothers, Inc.	1,779,823
$ 4,785,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,003,224
Fidelity Securities Lending Cash Central Fund	1,865,333
Total	$ 5,868,557
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AGCO Corp.	$ 178,583,287	$ 3,101,472	$ 64,701,925	$ -	$ -
ATMI, Inc.	-	68,242,479	9,497,387	-	53,267,280
Chindex International, Inc.	-	8,626,972	-	-	9,511,210
Core Laboratories NV	102,829,500	-	102,159,975	-	-
Harvard Bioscience, Inc.	7,500,753	2,348,222	-	-	9,847,199
Internap Network Services Corp.	44,130,594	534,879	17,290,645	-	-
Metretek Technologies, Inc.	1,232	18,784,743	2,688,384	-	17,603,129
Newpark Resources, Inc.	20,776,617	35,422,207	6,817,345	-	50,870,899
Parker Drilling Co.	39,970,900	30,215,722	-	-	84,914,920
Sangamo Biosciences, Inc.	-	20,077,817	2,257,494	-	18,422,242
Techwell, Inc.	-	32,403,160	26,075,785	-	-
Total	$ 393,792,883	$ 219,757,673	$ 231,488,940	$ -	$ 244,436,879
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.4%
Japan	5.1%
Canada	3.0%
Cayman Islands	2.4%
Taiwan	2.0%
United Kingdom	1.8%
Bermuda	1.7%
Netherlands	1.5%
France	1.3%
Germany	1.2%
Hong Kong	1.0%
Others (individually less than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $279,453,857 and repurchase agreements of $4,785,000) - See accompanying schedule: Unaffiliated issuers (cost $6,500,589,350)	$ 7,926,165,120
Fidelity Central Funds (cost $502,296,076)	502,296,076
Other affiliated issuers (cost $213,721,471)	244,436,879
Total Investments (cost $7,216,606,897)		$ 8,672,898,075
Cash		467
Foreign currency held at value (cost $307,416)		307,885
Receivable for investments sold		66,319,016
Receivable for fund shares sold		5,380,698
Dividends receivable		5,563,610
Distributions receivable from Fidelity Central Funds		1,424,767
Prepaid expenses		15,581
Other receivables		162,881
Total assets		8,752,072,980

Liabilities
Payable for investments purchased	$ 95,039,217
Payable for fund shares redeemed	4,534,514
Accrued management fee	3,882,133
Distribution fees payable	1,230,768
Other affiliated payables	580,716
Other payables and accrued expenses	636,134
Collateral on securities loaned, at value	285,343,850
Total liabilities		391,247,332

Net Assets		$ 8,360,825,648
Net Assets consist of:
Paid in capital		$ 6,210,097,435
Undistributed net investment income		20,255,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		674,545,558
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,455,927,177
Net Assets		$ 8,360,825,648

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,499,601,339 ÷ 42,481,078 shares)	$ 35.30

Service Class: Net Asset Value, offering price and redemption price per share ($1,170,817,468 ÷ 33,342,893 shares)	$ 35.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,466,269,691 ÷ 157,282,429 shares)	$ 34.75

Investor Class: Net Asset Value, offering price and redemption price per share ($224,137,150 ÷ 6,366,279 shares)	$ 35.21

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 44,544,535
Interest		74,166
Income from Fidelity Central Funds (including $1,865,333 from security lending)		5,868,557
Total income		50,487,258

Expenses
Management fee	$ 21,737,796
Transfer agent fees	2,680,325
Distribution fees	6,863,124
Accounting and security lending fees	616,821
Custodian fees and expenses	472,797
Independent trustees' compensation	11,808
Registration fees	7,744
Audit	54,852
Legal	20,340
Interest	8,186
Miscellaneous	720,413
Total expenses before reductions	33,194,206
Expense reductions	(648,392)	32,545,814
Net investment income (loss)		17,941,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	626,272,106
Other affiliated issuers	72,527,780
Foreign currency transactions	113,578
Total net realized gain (loss)		698,913,464
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $303,974)	186,165,747
Assets and liabilities in foreign currencies	(50,874)
Total change in net unrealized appreciation (depreciation)		186,114,873
Net gain (loss)		885,028,337
Net increase (decrease) in net assets resulting from operations		$ 902,969,781

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,941,444	$ 27,365,970
Net realized gain (loss)	698,913,464	689,061,913
Change in net unrealized appreciation (depreciation)	186,114,873	41,085,813
Net increase (decrease) in net assets resulting from operations	902,969,781	757,513,696
Distributions to shareholders from net investment income	(25,044,378)	(14,545,563)
Distributions to shareholders from net realized gain	(699,942,265)	(746,524,101)
Total distributions	(724,986,643)	(761,069,664)
Share transactions - net increase (decrease)	873,831,592	1,451,992,833
Total increase (decrease) in net assets	1,051,814,730	1,448,436,865

Net Assets
Beginning of period	7,309,010,918	5,860,574,053
End of period (including undistributed net investment income of $20,255,478 and undistributed net investment income of $27,410,326, respectively)	$ 8,360,825,648	$ 7,309,010,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 K	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Income from Investment Operations
Net investment income (loss) E	.11	.19	.16 H	.01	- J	.09
Net realized and unrealized gain (loss)	3.88	3.93	5.28	6.01	6.73	(2.00)
Total from investment operations	3.99	4.12	5.44	6.02	6.73	(1.91)
Distributions from net investment income	(.17)	(.13)	-	-	(.08)	(.18)
Distributions from net realized gain	(3.29)	(4.33)	(.51)	-	-	-
Total distributions	(3.46)	(4.46)	(.51)	-	(.08)	(.18)
Net asset value, end of period	$ 35.30	$ 34.77	$ 35.11	$ 30.18	$ 24.16	$ 17.51
Total Return B,C,D	12.39%	12.70%	18.30%	24.92%	38.64%	(9.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	.68% A	.68%	.69%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.68% A	.68%	.69%	.71%	.70%	.70%
Expenses net of all reductions	.66% A	.66%	.64%	.68%	.68%	.63%
Net investment income (loss)	.64% A	.58%	.50% H	.03%	-%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,499,601	$ 1,352,385	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557
Portfolio turnover rate G	153% A	149%	107%	55%	51%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 J	2002
Selected Per-hare Data
Net asset value, beginning of period	$ 34.59	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54
Income from Investment Operations
Net investment income (loss) E	.09	.16	.12 H	(.02)	(.02)	.08
Net realized and unrealized gain (loss)	3.86	3.91	5.27	5.99	6.72	(2.00)
Total from investment operations	3.95	4.07	5.39	5.97	6.70	(1.92)
Distributions from net investment income	(.14)	(.10)	-	-	(.06)	(.16)
Distributions from net realized gain	(3.29)	(4.33)	(.51)	-	-	-
Total distributions	(3.43)	(4.43)	(.51)	-	(.06)	(.16)
Net asset value, end of period	$ 35.11	$ 34.59	$ 34.95	$ 30.07	$ 24.10	$ 17.46
Total Return B,C,D	12.32%	12.59%	18.20%	24.77%	38.52%	(9.90)%
Ratios to Average Net Assets F,I
Expenses before reductions	.78% A	.78%	.79%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.81%	.80%	.80%
Expenses net of all reductions	.76% A	.76%	.74%	.78%	.78%	.73%
Net investment income (loss)	.54% A	.48%	.40% H	(.07)%	(.10)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170,817	$ 1,091,396	$ 990,561	$ 819,412	$ 580,179	$ 378,264
Portfolio turnover rate G	153% A	149%	107%	55%	51%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 J	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.25	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49
Income from Investment Operations
Net investment income (loss) E	.07	.11	.08 H	(.06)	(.05)	.05
Net realized and unrealized gain (loss)	3.82	3.87	5.22	5.96	6.69	(1.99)
Total from investment operations	3.89	3.98	5.30	5.90	6.64	(1.94)
Distributions from net investment income	(.10)	(.07)	-	-	(.05)	(.16)
Distributions from net realized gain	(3.29)	(4.33)	(.51)	-	-	-
Total distributions	(3.39)	(4.40)	(.51)	-	(.05)	(.16)
Net asset value, end of period	$ 34.75	$ 34.25	$ 34.67	$ 29.88	$ 23.98	$ 17.39
Total Return B,C,D	12.24%	12.40%	18.02%	24.60%	38.31%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92% A	.93%	.94%	.96%	.95%	.95%
Expenses net of fee waivers, if any	.92% A	.93%	.94%	.96%	.95%	.95%
Expenses net of all reductions	.91% A	.91%	.89%	.93%	.93%	.88%
Net investment income (loss)	.39% A	.33%	.26% H	(.22)%	(.25)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,466,270	$ 4,701,583	$ 3,542,952	$ 2,201,298	$ 1,177,574	$ 520,933
Portfolio turnover rate G	153% A	149%	107%	55%	51%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 34.69	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.09	.15	.07 H
Net realized and unrealized gain (loss)	3.87	3.93	3.20
Total from investment operations	3.96	4.08	3.27
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(3.29)	(4.33)	-
Total distributions	(3.44)	(4.47)	-
Net asset value, end of period	$ 35.21	$ 34.69	$ 35.08
Total Return B,C,D	12.32%	12.59%	10.28%
Ratios to Average Net Assets F,J
Expenses before reductions	.79% A	.80%	.86% A
Expenses net of fee waivers, if any	.79% A	.80%	.86% A
Expenses net of all reductions	.77% A	.78%	.80% A
Net investment income (loss)	.53% A	.45%	.45% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,137	$ 163,646	$ 50,760
Portfolio turnover rate G	153% A	149%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Mid Cap Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,603,844,029
Unrealized depreciation	(169,064,194)
Net unrealized appreciation (depreciation)	$ 1,434,779,835
Cost for federal income tax purposes	$ 7,238,118,240

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,923,016,153 and $5,865,843,191, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 566,247
Service Class 2	6,296,877
$ 6,863,124

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 466,893
Service Class	374,878
Service Class 2	1,665,536
Investor Class	173,018
$ 2,680,325

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $69,896 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,912,600	5.40%	$ 8,186

VIP Mid Cap Portfolio

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8,962 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $618,781 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27,960.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 6,546,756	$ 4,750,962
Service Class	4,374,292	2,713,194
Service Class 2	13,389,673	6,828,025
Investor Class	733,657	253,382
Total	$ 25,044,378	$ 14,545,563

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$ 125,996,335	$ 160,864,588
Service Class	103,566,860	122,489,425
Service Class 2	454,282,632	455,271,711
Investor Class	16,096,438	7,898,377
Total	$ 699,942,265	$ 746,524,101

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	4,666,865	7,331,123	$ 158,083,693	$ 248,761,453
Reinvestment of distributions	4,095,893	5,122,659	132,543,091	165,615,550
Shares redeemed	(5,174,858)	(9,913,376)	(174,727,285)	(328,496,358)
Net increase (decrease)	3,587,900	2,540,406	$ 115,899,499	$ 85,880,645
Service Class
Shares sold	1,566,856	3,284,402	$ 52,549,341	$ 109,868,879
Reinvestment of distributions	3,352,210	3,889,488	107,941,152	125,202,620
Shares redeemed	(3,127,396)	(3,965,782)	(105,285,944)	(132,567,032)
Net increase (decrease)	1,791,670	3,208,108	$ 55,204,549	$ 102,504,467
Service Class 2
Shares sold	13,089,411	35,248,708	$ 436,645,572	$ 1,172,363,016
Reinvestment of distributions	14,665,171	14,476,809	467,672,305	462,099,736
Shares redeemed	(7,729,725)	(14,670,648)	(256,423,526)	(480,746,935)
Net increase (decrease)	20,024,857	35,054,869	$ 647,894,351	$ 1,153,715,817
Investor Class
Shares sold	1,430,422	3,254,309	$ 48,171,367	$ 109,672,374
Reinvestment of distributions	521,217	252,531	16,830,095	8,151,693
Shares redeemed	(303,244)	(235,856)	(10,168,269)	(7,932,163)
Net increase (decrease)	1,648,395	3,270,984	$ 54,833,193	$ 109,891,904

VIP Mid Cap Portfolio

Semiannual Report

VIP Mid Cap Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0807
1.723369.108

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Value Strategies Portfolio

VIP Value Strategies Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,155.20	$ 3.74
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,155.50	$ 4.28
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 1,153.20	$ 5.07
Hypothetical A	$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class
Actual	$ 1,000.00	$ 1,154.60	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.95%
Investor Class	.82%

Semiannual Report

VIP Value Strategies Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.2	0.9
Constellation Energy Group, Inc.	1.1	0.7
NRG Energy, Inc.	0.8	0.7
Washington Group International, Inc.	0.8	0.2
AES Corp.	0.8	1.0
AT&T, Inc.	0.7	0.0
Fannie Mae	0.7	0.8
Entergy Corp.	0.6	1.6
Valero Energy Corp.	0.6	0.7
MGI Pharma, Inc.	0.6	0.2
	7.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	16.6
Financials	18.2	24.4
Industrials	12.8	7.1
Consumer Discretionary	12.0	13.3
Energy	9.8	6.3
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 99.5%		Stocks 98.3%
	Bonds 0.1%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	17.8%	** Foreign investments	14.9%

VIP Value Strategies Portfolio

VIP Value Strategies Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	5,500	$ 191,180
Automobiles - 0.8%
DaimlerChrysler AG	10,600	974,670
General Motors Corp.	44,900	1,697,220
Monaco Coach Corp.	71,781	1,030,057
Renault SA	8,300	1,339,112
Winnebago Industries, Inc.	10,900	321,768
		5,362,827
Diversified Consumer Services - 0.4%
H&R Block, Inc.	120,012	2,804,680
Hotels, Restaurants & Leisure - 0.8%
Carrols Restaurant Group, Inc.	67,714	1,032,639
Cosi, Inc. (a)(d)	164,891	751,903
McCormick & Schmick's Seafood Restaurants (a)	39,500	1,024,630
Rare Hospitality International, Inc. (a)	85,130	2,278,930
		5,088,102
Household Durables - 2.5%
Bassett Furniture Industries, Inc.	50,792	693,311
Beazer Homes USA, Inc.	39,800	981,866
Black & Decker Corp.	9,900	874,269
Centex Corp.	48,200	1,932,820
Ethan Allen Interiors, Inc.	47,800	1,637,150
Hovnanian Enterprises, Inc. Class A	56,200	928,986
KB Home	52,700	2,074,799
Koninklijke Philips Electronics NV (NY Shares)	37,500	1,587,000
La-Z-Boy, Inc.	12,869	147,479
Standard Pacific Corp.	50,200	880,006
The Stanley Works	39,900	2,421,930
Whirlpool Corp.	14,500	1,612,400
		15,772,016
Leisure Equipment & Products - 0.9%
Brunswick Corp.	77,000	2,512,510
Eastman Kodak Co.	85,100	2,368,333
MarineMax, Inc. (a)	38,400	768,768
		5,649,611
Media - 2.3%
E.W. Scripps Co. Class A	34,100	1,558,029
Getty Images, Inc. (a)	32,200	1,539,482
Grupo Televisa SA de CV (CPO) sponsored ADR	2,300	63,503
Liberty Global, Inc. Class A (a)	66,551	2,731,253
Live Nation, Inc. (a)	81,139	1,815,891
R.H. Donnelley Corp.	39,000	2,955,420

	Shares	Value
Regal Entertainment Group Class A	66,500	$ 1,458,345
Valassis Communications, Inc. (a)	155,869	2,679,388
		14,801,311
Multiline Retail - 1.2%
Retail Ventures, Inc. (a)	91,259	1,472,008
Sears Holdings Corp. (a)	15,400	2,610,300
Target Corp.	35,200	2,238,720
Tuesday Morning Corp. (d)	79,000	976,440
		7,297,468
Specialty Retail - 2.8%
AutoZone, Inc. (a)	9,400	1,284,228
Circuit City Stores, Inc.	136,500	2,058,420
Group 1 Automotive, Inc.	36,800	1,484,512
Hibbett Sports, Inc. (a)	37,600	1,029,488
Hot Topic, Inc. (a)	85,571	930,157
Lithia Motors, Inc. Class A (sub. vtg.)	38,965	987,373
OfficeMax, Inc.	20,900	821,370
Payless ShoeSource, Inc. (a)	37,750	1,191,013
PETsMART, Inc.	72,300	2,346,135
Select Comfort Corp. (a)	37,033	600,675
Staples, Inc.	127,500	3,025,575
TJX Companies, Inc.	35,300	970,750
Williams-Sonoma, Inc.	33,600	1,061,088
		17,790,784
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	52,700	1,965,710
TOTAL CONSUMER DISCRETIONARY		76,723,689
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 2.3%
BJ's Wholesale Club, Inc. (a)	34,000	1,225,020
Nash-Finch Co.	54,500	2,697,750
Rite Aid Corp. (a)(d)	369,800	2,359,324
SUPERVALU, Inc.	20,200	935,664
Sysco Corp.	84,400	2,784,356
United Natural Foods, Inc. (a)	44,328	1,178,238
Winn-Dixie Stores, Inc. (a)(d)	107,800	3,158,540
		14,338,892
Food Products - 2.3%
Cermaq ASA	62,000	1,082,887
Chaoda Modern Agriculture (Holdings) Ltd.	2,404,000	1,856,988
Chiquita Brands International, Inc. (d)	60,000	1,137,600
Fresh Del Monte Produce, Inc.	64,118	1,606,156
Green Mountain Coffee Roasters, Inc. (a)	22,700	1,787,398
Koninklijke Numico NV	32,200	1,679,117
Marine Harvest ASA (a)	2,903,000	3,160,357
Tyson Foods, Inc. Class A	96,400	2,221,056
		14,531,559
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	50,800	$ 595,884
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	64,800	841,104
Tobacco - 0.8%
Altria Group, Inc.	23,800	1,669,332
British American Tobacco PLC sponsored ADR	49,400	3,415,516
		5,084,848
TOTAL CONSUMER STAPLES		35,392,287
ENERGY - 9.8%
Energy Equipment & Services - 2.9%
Cal Dive International, Inc. (d)	58,217	968,149
Calfrac Well Services Ltd.	59,400	1,168,762
Cameron International Corp. (a)	23,800	1,700,986
CE Franklin Ltd. (a)	57,500	669,875
Expro International Group PLC	104,300	2,045,229
Hanover Compressor Co. (a)	95,000	2,265,750
Nabors Industries Ltd. (a)	61,000	2,036,180
National Oilwell Varco, Inc. (a)	34,100	3,554,584
Oceaneering International, Inc. (a)	31,100	1,637,104
Superior Energy Services, Inc. (a)	23,500	938,120
Transocean, Inc. (a)	15,400	1,632,092
		18,616,831
Oil, Gas & Consumable Fuels - 6.9%
Aurora Oil & Gas Corp. (a)	310,383	661,116
Cabot Oil & Gas Corp.	93,682	3,454,992
Canadian Natural Resources Ltd.	42,500	2,823,891
CONSOL Energy, Inc.	40,800	1,881,288
Copano Energy LLC	46,188	1,970,842
Denbury Resources, Inc. (a)	35,200	1,320,000
EOG Resources, Inc.	33,300	2,432,898
EXCO Resources, Inc. (a)	140,276	2,446,413
Forest Oil Corp. (a)	15,200	642,352
Noble Energy, Inc.	44,000	2,745,160
NuStar GP Holdings LLC	54,776	2,095,730
Petrohawk Energy Corp. (a)	159,470	2,529,194
Range Resources Corp.	5,300	198,273
Stone Energy Corp. (a)	27,700	949,002
Tesoro Corp.	26,600	1,520,190
Tsakos Energy Navigation Ltd.	25,300	1,768,723
Ultra Petroleum Corp. (a)	51,200	2,828,288
Valero Energy Corp.	51,000	3,766,860
Western Oil Sands, Inc. Class A (a)	92,000	3,065,947

	Shares	Value
Williams Companies, Inc.	84,700	$ 2,678,214
Williams Partners LP	41,350	1,996,378
		43,775,751
TOTAL ENERGY		62,392,582
FINANCIALS - 18.2%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	31,000	1,970,670
Ares Capital Corp.	114,900	1,936,065
Bear Stearns Companies, Inc.	11,300	1,582,000
Credit Suisse Group sponsored ADR	32,200	2,284,912
Gluskin Sheff + Associates, Inc.	60,300	1,479,692
Investors Financial Services Corp.	21,300	1,313,571
Janus Capital Group, Inc.	69,300	1,929,312
Julius Baer Holding AG (Bearer)	34,679	2,495,321
KKR Private Equity Investors, LP	94,000	2,115,000
State Street Corp.	34,900	2,387,160
		19,493,703
Commercial Banks - 2.2%
Center Financial Corp., California	23,319	394,557
Commerce Bancorp, Inc.	83,541	3,090,182
First Community Bancorp, California	27,547	1,575,964
Hanmi Financial Corp.	50,148	855,525
HSBC Holdings PLC (United Kingdom) (Reg.)	84,745	1,555,410
Nara Bancorp, Inc.	52,537	836,914
PNC Financial Services Group, Inc.	42,700	3,056,466
Siam City Bank PCL (For. Reg.)	1,061,200	583,837
Wells Fargo & Co.	44,100	1,550,997
Wintrust Financial Corp.	14,426	632,580
		14,132,432
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	83,902	1,488,421
Diversified Financial Services - 0.4%
Genesis Lease Ltd. ADR	58,100	1,591,940
Maiden Holdings Ltd. (e)	23,100	231,000
MarketAxess Holdings, Inc. (a)	35,252	634,183
		2,457,123
Insurance - 5.8%
AFLAC, Inc.	33,800	1,737,320
Allied World Assurance Co. Holdings Ltd.	39,900	2,044,875
American International Group, Inc.	35,700	2,500,071
American Safety Insurance Group Ltd. (a)	39,449	940,070
Axis Capital Holdings Ltd.	56,300	2,288,595
Endurance Specialty Holdings Ltd.	85,500	3,423,420
Everest Re Group Ltd.	33,400	3,628,576
First Mercury Financial Corp.	43,000	901,710
Hartford Financial Services Group, Inc.	15,500	1,526,905
IPC Holdings Ltd.	44,600	1,440,134
Max Capital Group Ltd.	58,466	1,654,588
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	36,800	$ 2,372,864
National Financial Partners Corp.	46,500	2,153,415
Navigators Group, Inc. (a)	25,760	1,388,464
Principal Financial Group, Inc.	31,200	1,818,648
Prudential Financial, Inc.	17,700	1,720,971
The Chubb Corp.	25,000	1,353,500
United America Indemnity Ltd. Class A (a)	27,702	688,949
Universal American Financial Corp. (a)	103,975	2,212,588
Willis Group Holdings Ltd.	28,836	1,270,514
		37,066,177
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	37,899	3,669,381
Annaly Capital Management, Inc.	102,400	1,476,608
Corporate Office Properties Trust (SBI)	56,100	2,300,661
Developers Diversified Realty Corp.	20,000	1,054,200
Friedman, Billings, Ramsey Group, Inc. Class A	84,900	463,554
General Growth Properties, Inc.	32,500	1,720,875
Healthcare Realty Trust, Inc.	23,600	655,608
Highwoods Properties, Inc. (SBI)	36,700	1,376,250
Home Properties, Inc.	10,100	524,493
Inland Real Estate Corp.	51,200	869,376
Quadra Realty Trust, Inc.	51,523	644,553
Strategic Hotel & Resorts, Inc.	43,400	976,066
		15,731,625
Real Estate Management & Development - 0.4%
Move, Inc. (a)	410,400	1,838,592
The St. Joe Co. (d)	22,400	1,038,016
		2,876,608
Thrifts & Mortgage Finance - 3.6%
BankUnited Financial Corp. Class A	83,705	1,679,959
Countrywide Financial Corp.	63,700	2,315,495
Fannie Mae	67,800	4,429,374
FirstFed Financial Corp., Delaware (a)	50,800	2,881,884
Hudson City Bancorp, Inc.	192,400	2,351,128
MGIC Investment Corp.	39,900	2,268,714
New York Community Bancorp, Inc.	161,900	2,755,538
People's United Financial, Inc.	68,020	1,205,995
Radian Group, Inc.	52,800	2,851,200
		22,739,287
TOTAL FINANCIALS		115,985,376
HEALTH CARE - 6.0%
Biotechnology - 0.7%
Amgen, Inc. (a)	50,100	2,770,029
Genentech, Inc. (a)	900	68,094
Theravance, Inc. (a)	46,780	1,496,960
		4,335,083

	Shares	Value
Health Care Equipment & Supplies - 0.5%
Aspect Medical Systems, Inc. (a)	11,400	$ 170,544
Becton, Dickinson & Co.	19,100	1,422,950
C.R. Bard, Inc.	18,900	1,561,707
		3,155,201
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	72,389	3,298,767
Capital Senior Living Corp. (a)	42,600	401,292
DaVita, Inc. (a)	39,900	2,149,812
Emeritus Corp. (a)	70,003	2,168,693
Henry Schein, Inc. (a)	51,603	2,757,148
LHC Group, Inc. (a)	56,225	1,473,095
		12,248,807
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	51,116	1,302,436
IMS Health, Inc.	78,400	2,518,992
		3,821,428
Life Sciences Tools & Services - 0.1%
Advanced Magnetics, Inc. (a)	11,800	686,288
Pharmaceuticals - 2.2%
Alpharma, Inc. Class A	101,100	2,629,611
Barr Pharmaceuticals, Inc. (a)	41,883	2,103,783
BioMimetic Therapeutics, Inc.	2,300	35,949
Collagenex Pharmaceuticals, Inc. (a)	38,200	473,680
Endo Pharmaceuticals Holdings, Inc. (a)	83,000	2,841,090
Jazz Pharmaceuticals, Inc.	22,000	351,780
MGI Pharma, Inc. (a)	168,297	3,764,804
Nastech Pharmaceutical Co., Inc. (a)(d)	10,783	117,643
Penwest Pharmaceuticals Co. (a)(d)	51,100	637,217
Xenoport, Inc. (a)(d)	27,900	1,239,318
		14,194,875
TOTAL HEALTH CARE		38,441,682
INDUSTRIALS - 12.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.	23,700	1,853,814
Ladish Co., Inc. (a)	13,965	600,495
United Technologies Corp.	13,400	950,462
		3,404,771
Air Freight & Logistics - 0.7%
Forward Air Corp.	38,070	1,297,806
United Parcel Service, Inc. Class B	40,200	2,934,600
		4,232,406
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	118,145	1,290,143
Building Products - 0.2%
Goodman Global, Inc.	25,492	566,432
Trex Co., Inc. (a)(d)	42,400	832,312
		1,398,744
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.7%
ACCO Brands Corp. (a)(d)	77,388	$ 1,783,793
Allied Waste Industries, Inc. (a)	185,900	2,502,214
Cintas Corp.	39,600	1,561,428
Clean Harbors, Inc. (a)	49,935	2,467,788
CoStar Group, Inc. (a)	8,839	467,406
On Assignment, Inc. (a)	154,254	1,653,603
Robert Half International, Inc.	61,400	2,241,100
The Brink's Co.	42,817	2,649,944
TRC Companies, Inc. (a)	51,069	757,353
Waste Services, Inc. (a)	114,257	1,388,223
		17,472,852
Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV (NY Shares)	26,800	1,011,432
Fluor Corp.	14,100	1,570,317
Granite Construction, Inc.	38,500	2,470,930
Infrasource Services, Inc. (a)	60,400	2,240,840
Shaw Group, Inc. (a)	42,200	1,953,438
SNC-Lavalin Group, Inc.	44,900	1,639,624
Washington Group International, Inc. (a)	64,000	5,120,640
		16,007,221
Electrical Equipment - 1.1%
Prysmian SpA	8,500	206,610
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	40,000	1,458,800
Superior Essex, Inc. (a)	72,819	2,719,790
Vestas Wind Systems AS (a)	42,400	2,806,824
		7,192,024
Industrial Conglomerates - 1.0%
Siemens AG (Reg.)	22,800	3,261,768
Tyco International Ltd.	95,800	3,237,082
		6,498,850
Machinery - 2.0%
Albany International Corp. Class A	43,600	1,763,184
Bucyrus International, Inc. Class A	43,400	3,071,852
Cummins, Inc.	16,900	1,710,449
Dover Corp.	34,400	1,759,560
IDEX Corp.	1,650	63,591
Illinois Tool Works, Inc.	29,200	1,582,348
Kadant, Inc. (a)	47,681	1,487,647
Pentair, Inc.	35,000	1,349,950
		12,788,581
Marine - 1.0%
DryShips, Inc.	1,600	69,408
Kirby Corp. (a)	32,100	1,232,319
Navios Maritime Holdings, Inc.	175,300	2,117,624
OceanFreight, Inc.	18,200	351,260
Ultrapetrol (Bahamas) Ltd.	97,450	2,309,565
		6,080,176

	Shares	Value
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc. (a)	21,471	$ 647,351
P.A.M. Transportation Services, Inc. (a)	57,626	1,053,403
YRC Worldwide, Inc. (a)	18,900	695,520
		2,396,274
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(d)	79,100	1,343,909
Williams Scotsman International, Inc. (a)	38,096	907,066
		2,250,975
TOTAL INDUSTRIALS		81,013,017
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 3.4%
Adtran, Inc.	83,191	2,160,470
Alcatel-Lucent SA sponsored ADR	191,500	2,681,000
Avocent Corp. (a)	96,500	2,799,465
Comverse Technology, Inc. (a)	77,600	1,617,960
Dycom Industries, Inc. (a)	80,400	2,410,392
EFJ, Inc. (a)	46,165	248,829
Finisar Corp. (a)	235,773	891,222
Harris Corp.	51,600	2,814,780
Juniper Networks, Inc. (a)	25,000	629,250
Packeteer, Inc. (a)	59,350	463,524
Powerwave Technologies, Inc. (a)(d)	220,943	1,480,318
QUALCOMM, Inc.	52,000	2,256,280
RADWARE Ltd. (a)	90,385	1,315,102
		21,768,592
Computers & Peripherals - 2.4%
Dell, Inc. (a)	32,900	939,295
Diebold, Inc.	57,100	2,980,620
EMC Corp. (a)	55,500	1,004,550
Hypercom Corp. (a)	60,872	359,754
Intermec, Inc. (a)	68,000	1,721,080
NCR Corp. (a)	66,600	3,499,164
Network Appliance, Inc. (a)	41,600	1,214,720
Seagate Technology	72,800	1,584,856
STEC, Inc. (a)	900	5,787
Sun Microsystems, Inc. (a)	330,000	1,735,800
		15,045,626
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	92,700	3,563,388
Arrow Electronics, Inc. (a)	81,900	3,147,417
Avnet, Inc. (a)	35,300	1,399,292
Benchmark Electronics, Inc. (a)	70,100	1,585,662
Itron, Inc. (a)(d)	33,830	2,636,710
Jabil Circuit, Inc.	41,700	920,319
Molex, Inc.	76,600	2,298,766
Tektronix, Inc.	91,567	3,089,471
		18,641,025
Internet Software & Services - 1.2%
comScore, Inc.	700	16,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Omniture, Inc.	25,000	$ 573,000
Open Text Corp. (a)	84,188	1,844,588
Openwave Systems, Inc.	86,565	541,897
ValueClick, Inc. (a)	80,700	2,377,422
VeriSign, Inc. (a)	82,000	2,601,860
		7,954,972
IT Services - 3.5%
CACI International, Inc. Class A (a)	55,387	2,705,655
Fiserv, Inc. (a)	29,200	1,658,560
ManTech International Corp. Class A (a)	27,500	847,825
Mastercard, Inc. Class A	10,600	1,758,222
MoneyGram International, Inc.	116,700	3,261,765
Perot Systems Corp. Class A (a)	56,100	955,944
Sapient Corp. (a)	125,740	971,970
Satyam Computer Services Ltd. sponsored ADR	72,100	1,785,196
SI International, Inc. (a)	21,190	699,694
SRA International, Inc. Class A (a)	55,700	1,406,982
The Western Union Co.	123,400	2,570,422
Unisys Corp. (a)	387,500	3,541,750
		22,163,985
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(d)	213,400	3,051,620
AMIS Holdings, Inc. (a)	108,200	1,354,664
Applied Materials, Inc.	80,700	1,603,509
ASML Holding NV (NY Shares) (a)	82,500	2,264,625
Atmel Corp. (a)	665,900	3,702,404
FormFactor, Inc. (a)	22,600	865,580
Infineon Technologies AG sponsored ADR (a)	174,600	2,886,138
Integrated Device Technology, Inc. (a)	112,315	1,715,050
Maxim Integrated Products, Inc.	38,200	1,276,262
Omnivision Technologies, Inc. (a)	54,500	986,995
ON Semiconductor Corp. (a)	173,400	1,858,848
Standard Microsystems Corp. (a)	32,847	1,127,966
Supertex, Inc. (a)	33,638	1,054,215
		23,747,876
Software - 1.9%
Business Objects SA sponsored ADR (a)	57,800	2,244,952
Cadence Design Systems, Inc. (a)	123,700	2,716,452
EPIQ Systems, Inc. (a)	135,205	2,184,913
Fair Isaac Corp.	53,200	2,134,384
Moldflow Corp. (a)	92,729	2,038,183
Nintendo Co. Ltd.	1,900	696,920
		12,015,804
TOTAL INFORMATION TECHNOLOGY		121,337,880

	Shares	Value
MATERIALS - 6.5%
Chemicals - 3.8%
Agrium, Inc.	73,900	$ 3,239,043
Airgas, Inc.	39,500	1,892,050
Arkema sponsored ADR (a)	25,000	1,625,000
Celanese Corp. Class A	86,130	3,340,121
Chemtura Corp.	212,544	2,361,364
Dyno Nobel Ltd.	435,763	883,118
Ecolab, Inc.	37,500	1,601,250
Georgia Gulf Corp. (d)	41,020	742,872
H.B. Fuller Co.	70,900	2,119,201
Minerals Technologies, Inc.	43,311	2,899,671
OMNOVA Solutions, Inc. (a)	103,050	623,453
Royal DSM NV	25,500	1,261,403
The Mosaic Co. (a)	48,200	1,880,764
		24,469,310
Containers & Packaging - 0.2%
Temple-Inland, Inc.	20,700	1,273,671
Metals & Mining - 2.2%
Compass Minerals International, Inc.	37,913	1,314,065
European Nickel PLC (a)	464,500	445,394
Meridian Gold, Inc. (a)	80,300	2,214,674
Quanex Corp.	52,610	2,562,107
Reliance Steel & Aluminum Co.	50,300	2,829,878
Shore Gold, Inc. (a)	146,700	674,799
Titanium Metals Corp.	74,679	2,382,260
ZincOx Resources PLC (a)	222,900	1,615,856
		14,039,033
Paper & Forest Products - 0.3%
Norbord, Inc.	38,500	336,118
Sino-Forest Corp. (a)	100,400	1,442,028
		1,778,146
TOTAL MATERIALS		41,560,160
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	112,025	4,649,038
Cincinnati Bell, Inc.	329,440	1,904,163
Qwest Communications International, Inc. (a)	6,700	64,990
Verizon Communications, Inc.	43,700	1,799,129
		8,417,320
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	108,300	2,242,893
TOTAL TELECOMMUNICATION SERVICES		10,660,213
UTILITIES - 8.0%
Electric Utilities - 3.2%
DPL, Inc.	57,650	1,633,801
E.ON AG	20,700	3,455,244
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	37,700	$ 4,047,095
Exelon Corp.	26,500	1,923,900
PPL Corp.	157,800	7,383,462
Reliant Energy, Inc. (a)	83,200	2,242,240
		20,685,742
Gas Utilities - 0.5%
Equitable Resources, Inc.	64,100	3,176,796
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	227,600	4,979,888
Clipper Windpower PLC (a)	133,200	2,244,148
Constellation Energy Group, Inc.	77,711	6,774,068
Mirant Corp. (a)	76,000	3,241,400
NRG Energy, Inc. (a)	130,276	5,415,573
		22,655,077
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	32,100	2,817,738
Sempra Energy	26,500	1,569,595
		4,387,333
TOTAL UTILITIES		50,904,948
TOTAL COMMON STOCKS (Cost $575,130,626)		634,411,834
Nonconvertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $89,547)	$ 3,190,000	223,300
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	293,038	$ 293,038
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	19,565,600	19,565,600
TOTAL MONEY MARKET FUNDS (Cost $19,858,638)		19,858,638
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $595,078,811)	654,493,772
NET OTHER ASSETS - (2.7)%	(16,976,494)
NET ASSETS - 100%	$ 637,517,278
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,000 or 0.04% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,497
Fidelity Securities Lending Cash Central Fund	91,374
Total	$ 209,871
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	3.8%
Bermuda	3.3%
United Kingdom	2.1%
Germany	1.5%
Netherlands	1.4%
France	1.3%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Value Strategies Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,909,468) - See accompanying schedule: Unaffiliated issuers (cost $575,220,173)	$ 634,635,134
Fidelity Central Funds (cost $19,858,638)	19,858,638
Total Investments (cost $595,078,811)		$ 654,493,772
Cash		125,706
Foreign currency held at value (cost $136,252)		138,825
Receivable for investments sold		16,325,035
Receivable for fund shares sold		668,273
Dividends receivable		584,342
Distributions receivable from Fidelity Central Funds		36,134
Prepaid expenses		920
Other receivables		7,949
Total assets		672,380,956

Liabilities
Payable for investments purchased	$ 14,489,218
Payable for fund shares redeemed	313,438
Accrued management fee	295,240
Distribution fees payable	65,570
Other affiliated payables	62,014
Other payables and accrued expenses	72,598
Collateral on securities loaned, at value	19,565,600
Total liabilities		34,863,678

Net Assets		$ 637,517,278
Net Assets consist of:
Paid in capital		$ 529,219,095
Undistributed net investment income		825,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,057,332
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,415,132
Net Assets		$ 637,517,278

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($180,180,622 ÷ 13,033,480 shares)	$ 13.82

Service Class: Net Asset Value, offering price and redemption price per share ($92,275,536 ÷ 6,698,359 shares)	$ 13.78

Service Class 2: Net Asset Value, offering price and redemption price per share ($278,227,533 ÷ 20,084,499 shares)	$ 13.85

Investor Class: Net Asset Value, offering price and redemption price per share ($86,833,587 ÷ 6,306,189 shares)	$ 13.77

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,996,574
Interest		3,208
Income from Fidelity Central Funds		209,871
Total income		3,209,653

Expenses
Management fee	$ 1,505,987
Transfer agent fees	217,802
Distribution fees	345,776
Accounting and security lending fees	103,288
Custodian fees and expenses	52,754
Independent trustees' compensation	782
Audit	23,610
Legal	857
Miscellaneous	24,534
Total expenses before reductions	2,275,390
Expense reductions	(23,503)	2,251,887
Net investment income (loss)		957,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,936,744
Foreign currency transactions	84,197
Total net realized gain (loss)		49,020,941
Change in net unrealized appreciation (depreciation) on: Investment securities	23,211,962
Assets and liabilities in foreign currencies	426
Total change in net unrealized appreciation (depreciation)		23,212,388
Net gain (loss)		72,233,329
Net increase (decrease) in net assets resulting from operations		$ 73,191,095

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 957,766	$ 2,283,663
Net realized gain (loss)	49,020,941	50,987,821
Change in net unrealized appreciation (depreciation)	23,212,388	9,828,039
Net increase (decrease) in net assets resulting from operations	73,191,095	63,099,523
Distributions to shareholders from net investment income	(2,117,289)	(1,956,144)
Distributions to shareholders from net realized gain	(51,429,219)	(71,173,533)
Total distributions	(53,546,508)	(73,129,677)
Share transactions - net increase (decrease)	167,841,781	40,473,942
Total increase (decrease) in net assets	187,486,368	30,443,788

Net Assets
Beginning of period	450,030,910	419,587,122
End of period (including undistributed net investment income of $825,719 and undistributed net investment income of $2,135,437, respectively)	$ 637,517,278	$ 450,030,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 14.01	$ 14.13	$ 12.41	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.07	.01	- J	.01
Net realized and unrealized gain (loss)	1.92	1.89	.28	1.74	4.58	(2.10)
Total from investment operations	1.95	1.98	.35	1.75	4.58	(2.09)
Distributions from net investment income	(.08)	(.08)	-	-	-	-
Distributions from net realized gain	(1.52)	(2.44)	(.47)	(.03)	(.08)	-
Total distributions	(1.60)	(2.52)	(.47)	(.03)	(.08)	-
Net asset value, end of period	$ 13.82	$ 13.47	$ 14.01	$ 14.13	$ 12.41	$ 7.91
Total Return B, C, D	15.52%	16.33%	2.66%	14.13%	57.91%	(20.90)%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.73%	.72%	.71%	.76%	1.43% A
Expenses net of fee waivers, if any	.70% A	.73%	.72%	.71%	.76%	1.00% A
Expenses net of all reductions	.69% A	.72%	.66%	.70%	.73%	.95% A
Net investment income (loss)	.50% A	.69%	.54%	.10%	.02%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,181	$ 130,035	$ 144,685	$ 229,764	$ 161,705	$ 1,191
Portfolio turnover rate G	190% A	183%	109%	41%	47%	65% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 20, 2002 (commencement of operations) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.97	$ 14.09	$ 12.39	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.06	- K	(.01)	- K
Net realized and unrealized gain (loss)	1.92	1.89	.27	1.73	4.58	(2.10)
Total from investment operations	1.95	1.96	.33	1.73	4.57	(2.10)
Distributions from net investment income	(.07)	(.07)	-	-	-	-
Distributions from net realized gain	(1.52)	(2.44)	(.45)	(.03)	(.08)	-
Total distributions	(1.59)	(2.51)	(.45)	(.03)	(.08)	-
Net asset value, end of period	$ 13.78	$ 13.42	$ 13.97	$ 14.09	$ 12.39	$ 7.90
Total Return B, C, D	15.55%	16.20%	2.55%	13.99%	57.79%	(21.00)%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.83%	.82%	.81%	.84%	1.52% A
Expenses net of fee waivers, if any	.80% A	.83%	.82%	.81%	.84%	1.10% A
Expenses net of all reductions	.79% A	.82%	.76%	.80%	.81%	1.05% A
Net investment income (loss)	.40% A	.59%	.44%	-% H	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,276	$ 66,109	$ 74,698	$ 98,542	$ 83,146	$ 9,774
Portfolio turnover rate G	190% A	183%	109%	41%	47%	65% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than ..01%. I For the period February 20, 2002 (commencement of operations) to December 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 14.02	$ 14.14	$ 12.45	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	.04	(.02)	(.02)	(.01)
Net realized and unrealized gain (loss)	1.91	1.91	.28	1.74	4.58	(2.04)
Total from investment operations	1.93	1.96	.32	1.72	4.56	(2.05)
Distributions from net investment income	(.05)	(.05)	-	-	-	-
Distributions from net realized gain	(1.52)	(2.44)	(.44)	(.03)	(.06)	-
Total distributions	(1.57)	(2.49)	(.44)	(.03)	(.06)	-
Net asset value, end of period	$ 13.85	$ 13.49	$ 14.02	$ 14.14	$ 12.45	$ 7.95
Total Return B, C, D	15.32%	16.09%	2.43%	13.84%	57.36%	(20.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.98%	.97%	.97%	.99%	1.68% A
Expenses net of fee waivers, if any	.95% A	.98%	.97%	.97%	.99%	1.25% A
Expenses net of all reductions	.94% A	.97%	.91%	.95%	.96%	1.21% A
Net investment income (loss)	.25% A	.43%	.29%	(.15)%	(.21)%	(.12)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,228	$ 215,401	$ 191,845	$ 206,828	$ 166,160	$ 43,505
Portfolio turnover rate G	190% A	183%	109%	41%	47%	65% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 20, 2002 (commencement of operations) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 14.00	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.03	.07	.02
Net realized and unrealized gain (loss)	1.91	1.89	.39
Total from investment operations	1.94	1.96	.41
Distributions from net investment income	(.08)	(.09)	-
Distributions from net realized gain	(1.52)	(2.44)	-
Total distributions	(1.60)	(2.53)	-
Net asset value, end of period	$ 13.77	$ 13.43	$ 14.00
Total Return B, C, D	15.46%	16.18%	3.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.86%	.93% A
Expenses net of fee waivers, if any	.82% A	.86%	.93% A
Expenses net of all reductions	.81% A	.85%	.87% A
Net investment income (loss)	.38% A	.55%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,834	$ 38,485	$ 8,360
Portfolio turnover rate G	190% A	183%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Value Strategies Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,671,547
Unrealized depreciation	(13,270,730)
Net unrealized appreciation (depreciation)	$ 58,400,817
Cost for federal income tax purposes	$ 596,092,955

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $628,732,710 and $508,212,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 40,233
Service Class 2	305,543
$ 345,776

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 51,889
Service Class	26,531
Service Class 2	83,445
Investor Class	55,937
$ 217,802

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,337 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $556 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Value Strategies Portfolio

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $91,374.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,404 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholder were the owners of record of 45% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 756,523	$ 813,427
Service Class	335,374	391,977
Service Class 2	778,175	682,518
Investor Class	247,217	68,222
Total	$ 2,117,289	$ 1,956,144
From net realized gain
Initial Class	$ 14,555,892	$ 23,628,140
Service Class	7,723,761	13,101,692
Service Class 2	24,139,305	32,653,795
Investor Class	5,010,261	1,789,906
Total	$ 51,429,219	$ 71,173,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	3,049,323	768,613	$ 40,995,816	$ 9,680,014
Reinvestment of distributions	1,205,702	2,033,408	15,312,415	24,441,567
Shares redeemed	(873,007)	(3,476,952)	(11,720,143)	(44,367,027)
Net increase (decrease)	3,382,018	(674,931)	$ 44,588,088	$ (10,245,446)
Service Class
Shares sold	2,395,002	1,227,107	$ 31,772,505	$ 15,949,117
Reinvestment of distributions	636,582	1,125,410	8,059,134	13,493,668
Shares redeemed	(1,257,717)	(2,774,871)	(16,488,557)	(34,817,912)
Net increase (decrease)	1,773,867	(422,354)	$ 23,343,082	$ (5,375,127)
Service Class 2
Shares sold	5,043,224	3,047,418	$ 67,795,464	$ 38,944,361
Reinvestment of distributions	1,957,383	2,764,205	24,917,480	33,336,312
Shares redeemed	(2,888,287)	(3,522,945)	(38,538,474)	(44,576,283)
Net increase (decrease)	4,112,320	2,288,678	$ 54,174,470	$ 27,704,390
Investor Class
Shares sold	3,248,630	2,388,330	$ 43,458,913	$ 30,047,755
Reinvestment of distributions	415,611	154,844	5,257,478	1,858,127
Shares redeemed	(223,653)	(274,783)	(2,980,250)	(3,515,757)
Net increase (decrease)	3,440,588	2,268,391	$ 45,736,141	$ 28,390,125

VIP Value Strategies Portfolio

Semiannual Report

VIP Value Strategies Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-SANN-0807
1.774744.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2007